                                                         Semiannual Report

                                                         as of February 28, 1999






                                   Evergreen

                                            Southern State
                                         Municipal Bond Funds



                  [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................  1

Evergreen Florida High Income Municipal Bond Fund

   Fund at a Glance .......................................................  2

Evergreen Florida Municipal Bond Fund
   Fund at a Glance .......................................................  4

Evergreen Georgia Municipal Bond Fund

   Fund at a Glance .......................................................  6

Evergreen Maryland Municipal Bond Fund

   Fund at a Glance .......................................................  8

Evergreen North Carolina Municipal Bond Fund

   Fund at a Glance ....................................................... 10

Evergreen South Carolina Municipal Bond Fund

   Fund at a Glance ....................................................... 12

Evergreen Virginia Municipal Bond Fund

   Fund at a Glance ....................................................... 14

Financial Highlights

   Evergreen Florida High Income Municipal Bond Fund ...................... 16

   Evergreen Florida Municipal Bond Fund .................................. 18

   Evergreen Georgia Municipal Bond Fund .................................. 20

   Evergreen Maryland Municipal Bond Fund ................................. 22

   Evergreen North Carolina Municipal Bond Fund ........................... 24

   Evergreen South Carolina Municipal Bond Fund ........................... 26

   Evergreen Virginia Municipal Bond Fund ................................. 28

Schedule of Investments

   Evergreen Florida High Income Municipal Bond Fund ...................... 30

   Evergreen Florida Municipal Bond Fund .................................. 34

   Evergreen Georgia Municipal Bond Fund .................................. 38

   Evergreen Maryland Municipal Bond Fund ................................. 41

   Evergreen North Carolina Municipal Bond Fund ........................... 43

   Evergreen South Carolina Municipal Bond Fund ........................... 46

   Evergreen Virginia Municipal Bond Fund ................................. 48

Statements of Assets and Liabilities ...................................... 52

Statements of Operations .................................................. 53

Statements of Changes in Net Assets ....................................... 54

Combined Notes to Financial Statements .................................... 57

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

              -----------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
              -----------------------------------------------------------------

                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------

                                 February 1999

Dear Shareholders:

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director

We are pleased to provide the Evergreen Southern State Municipal Bond Funds semiannual report covering the six month period ended February 28, 1999.

Increased Market Volatility in 1998

Throughout 1998, interest rates continued their decline and inflation remained low; however, during the first two months of 1999 interest rates increased slightly. Because of the significant market volatility in the third quarter of 1998 and the subsequent rebound in the 4th quarter, we believe investors should be prepared for additional volatility. We remain optimistic about the economy overall because, for almost seven years, the economy has sustained a low inflation level along with low unemployment and solid growth. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon to ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

It is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Visit us at www.evergreen-funds.com

You may have noticed our recent reconstruction on our web site. We have redesigned the site to make it easier to use, as well as added more fund information. We invite you to check it out and we welcome any feedback.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

/1/ The information above constitutes Year 2000 readiness disclosure.          1

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of February 28, 1999


        Portfolio Characteristics
        -------------------------

Total Net Assets           $457,997,401
 .......................................
Average Credit Quality              BBB
 .......................................
Average Maturity             21.0 years
 .......................................
Average Duration              8.8 years
 .......................................

--------------------------------------------------------------------------------
                           Performance and Returns/2/
--------------------------------------------------------------------------------

                                               Class A            Class B             Class C          Class Y
Class Inception Date                           6/17/92            7/10/95              3/6/98          9/20/95
 ................................................................................................................
Average Annual Returns*
 ................................................................................................................
6 months with sales charge                     -2.74%              -3.26%               0.72%            n/a
 ................................................................................................................
6 months w/o sales charge                       2.10%               1.72%               1.72%            2.23%
 ................................................................................................................
1 year with sales charge                        0.62%              -0.11%               3.89%            n/a
 ................................................................................................................
1 year w/o sales charge                         5.67%               4.89%               4.89%           5.94%
 ................................................................................................................
5 years                                         6.22%               6.38%               7.10%           7.45%
 ................................................................................................................
Since Inception                                 7.35%               7.70%               8.01%           8.27%
 ................................................................................................................
Maximum Sales Charge                            4.75%               5.00%               1.00%            n/a
                                              Front End             CDSC                CDSC
 ................................................................................................................
30-day SEC Yield                                5.01%               4.51%               4.51%           5.52%
 ................................................................................................................
Taxable Equivalent Yield**                      8.29%               7.47%               7.47%           9.14%
 ................................................................................................................
6-month distributions per share                $0.28               $0.24               $0.24           $0.30
 ................................................................................................................
Lipper Ranking out of 62 Florida
    Municipal Debt Funds/1/
    (for the 1 year period ending 2/28/99)        #9                 #37                 n/a             #22
 ................................................................................................................

 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending February 28, 1999, the Fund's Class A shares ranked #1 out of 36 Florida Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

2 Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are .25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

               Lehman Brothers        Consumer Price       Evergreen FL High
                 Municipals             Index - US          Income Muni A
                 ----------             ----------          -------------
6/30/92            10,000                 10,000                10,000
2/28/93            10,957                 10,207                10,971
2/28/94            11,563                 10,464                11,852
2/28/95            11,781                 10,763                12,063
2/28/96            13,083                 11,040                13,500
2/28/97            13,804                 11,384                14,390
2/28/98            15,065                 11,548                15,926
2/28/99            16,000                 11,768                16,827

Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1    Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------

Portfolio Management
--------------------

[PHOTO OF RICHARD K. MARRONE APPEARS HERE]

Richard K. Marrone
Tenure: January 1997


During the past six months, the Evergreen Florida High Income Municipal Bond Fund (Class Y shares) posted a 2.23% total return. The Fund's 12-month total return of 5.94% for Class Y ranked 2 out of 62 Florida municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

Within the portfolio, it was a relatively uneventful quarter evidenced by only modest sector weighting adjustments. Duration remained relatively unchanged and closed the period at 8.8 years. Few changes were made to the portfolio due to our confidence that the Fund was well positioned for the current market environment. In fact, we outperformed over 95% of the funds in our peer group over the past year.

--------------------------------------------------------------------------------
                            Portfolio Composition
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                               Housing -- 29.1%
                               Community Development -- 12.3%
                               Hospital -- 10.7%
                               Residential Care -- 9.4%
                               Sales Tax -- 6.9%
                               Industrial Development -- 5.3%
                               Education -- 3.8%
                               Water & Sewer -- 2.4%
                               Recreational Facilities -- 2.1%
                               Special Care -- 1.4%
                               Other -- 16.6%

--------------------------------------------------------------------------------
                              Portfolio Quality
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                                 AAA -- 16.0%
                                 AA -- 0.5%
                                 A -- 12.6%
                                 BBB -- 21.8%
                                 B -- 0.2%
                                 Not Rated -- 48.9%

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of February 28, 1999

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                 $660,899,588
 .............................................................................
Average Credit Quality                                                    AA+
 .............................................................................
Average Maturity                                                         14.2
 .............................................................................
Average Duration                                                    8.4 years
 .............................................................................


-----------------------------------------------------------------------------------------------------------------------
                                             Performance and Returns/2/
-----------------------------------------------------------------------------------------------------------------------
                                                  Class A             Class B             Class C             Class Y
Class Inception Date                              5/11/88             6/30/95             1/26/98             6/30/95
 .......................................................................................................................
Average Annual Returns*
 .......................................................................................................................
6 months with sales charge                        -2.62%              -3.08%               0.83%                n/a
 .......................................................................................................................
6 months w/o sales charge                          2.27%               1.80%               1.80%               2.31%
 .......................................................................................................................
1 year with sales charge                           0.77%              -0.11%               3.83%                n/a
 .......................................................................................................................
1 year w/o sales charge                            5.79%               4.82%               4.82%               5.87%
 .......................................................................................................................
5 years                                            5.53%               5.57%               6.34%               6.62%
 .......................................................................................................................
10 years                                           7.31%               7.47%               7.72%               7.86%
 .......................................................................................................................
Since Inception                                    7.48%               7.63%               7.87%               7.99%
 .......................................................................................................................
Maximum Sales  Charge                              4.75%               5.00%               1.00%                n/a
                                                Front End              CDSC                CDSC
 .......................................................................................................................
30-day SEC Yield                                   4.32%               3.60%               3.61%               4.62%
 .......................................................................................................................
Taxable Equivalent Yield                           7.15%               5.96%               5.98%               7.65%
 .......................................................................................................................
6-month distributions per share                   $0.46               $0.42               $0.42               $0.47
 .......................................................................................................................
Lipper Ranking out of 62 Florida
    Municipal Debt Funds/1/
    (for the 1 year period ending 2/28/99)           #5                 #39                 #39                 n/a
 .......................................................................................................................

*    Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending February 28,1999, the Fund's Class A shares ranked #3 out of 36 Florida Municipal Debt funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.

2 Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are .25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------
             Lehman Brothers         Consumer Price
                Municipals             Index - US       Evergreen FL Muni Bond A
                ----------             ----------       ------------------------
5/31/88           10,000                 10,000                 10,000
2/28/89           10,696                 10,349                 10,738
2/28/90           11,794                 10,894                 11,392
2/28/91           12,882                 11,472                 12,505
2/28/92           14,168                 11,796                 13,785
2/28/93           16,118                 12,179                 15,813
2/28/94           17,011                 12,485                 16,604
2/28/95           17,331                 12,842                 17,068
2/28/96           19,246                 13,173                 18,730
2/28/97           20,307                 13,583                 19,636
2/28/98           22,161                 13,779                 21,568
2/28/99           23,538                 14,025                 22,814

Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1    Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------

Portfolio Management
-------------------

[PHOTO OF RICHARD K. MARRONE]

Richard K. Marrone
Tenure: January 1997


During the six months ended February 28, 1999, the Evergreen Florida Municipal Bond Fund (class Y shares) posted a 2.31% total return.

Within the portfolio, it was a relatively uneventful period evidenced by only slight sector weighting adjustments. We shortened the portfolio's duration modestly during the six months as part of our new approach to focus on stability of net asset value (NAV) and yield. This move proved beneficial during the final months of the period as interest rates increased. Going forward, we will focus on increasing the yield while also decreasing the volatility of the NAV. This income-oriented emphasis will also provide a greater degree of price stability over the long term.

--------------------------------------------------------------------------------
                            Portfolio Composition
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                             Hospital -- 19.9%
                             Escrow -- 12.3%
                             Housing -- 11.0%
                             Public Facilities -- 7.9%
                             General Obligation-State -- 5.2%
                             Water & Sewer -- 4.8%
                             Transportation -- 4.5%
                             Residential Care -- 4.2%
                             Miscellaneous Revenue -- 4.0%
                             Education -- 3.8%
                             Other -- 22.4%

--------------------------------------------------------------------------------
                              Portfolio Quality
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)


                           [PIE CHART APPEARS HERE]

                             AAA -- 56.6%
                             AA -- 15.4%
                             A -- 9.5%
                             BBB -- 17.5%
                             Not Rated -- 1.0%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of February 28, 1999

                                  Portfolio
                               Characteristics
                               ---------------


Total Net Assets                                                    $90,035,454
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Average Maturity                                                     13.3 years
 ................................................................................
Average Duration                                                      8.0 years
 ................................................................................

--------------------------------------------------------------------------------
                          Performance and Returns/2/
--------------------------------------------------------------------------------
                                         Class A         Class B        Class Y
Class Inception Date                      7/2/93          7/2/93        2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                -2.49%          -2.95%           n/a
 ................................................................................
6 months w/o sales charge                  2.41%           2.03%          2.53%
 ................................................................................
1 year with sales charge                   0.82%           0.05%           n/a
 ................................................................................
1 year w/o sales charge                    5.84%           5.05%          6.10%
 ................................................................................
5 years                                    5.21%           5.15%          6.51%
 ................................................................................
Since Inception                            4.79%           4.83%          5.93%
 ................................................................................
Maximum Sales Charge                       4.75%           5.00%           n/a
                                         Front End         CDSC
 ................................................................................
30-day SEC Yield                           4.20%           3.66%          4.63%
 ................................................................................
Taxable Equivalent Yield**                 6.95%           6.06%          7.67%
 ................................................................................
6-month distributions per share           $0.28           $0.25          $0.30
 ................................................................................
Lipper Ranking out of 34 Georgia
  Municipal Debt Funds/1/
  (for the 1 year period ending 2/28/99)     #4             #16             #2
 ................................................................................

 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
 1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.
 2 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the .25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

             Lehman Brothers        Consumer Price
                Municipals            Index - US       Evergreen GA Muni Bond A
                ----------            ----------       ------------------------
7/31/93           10,000                10,000                 10,000
2/28/94           10,315                10,159                 10,096
2/28/95           10,509                10,450                 10,110
2/28/96           11,670                10,719                 11,183
2/28/97           12,314                11,053                 11,685
2/28/98           13,438                11,212                 12,913
2/28/99           14,273                11,426                 13,665

Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Georgia Municipal Bond Fund
--------------------------------------------------------------------------------

                                  Portfolio
                                  Management
                                  ----------

                    [PHOTO OF CHARLES JEANNE APPEARS HERE]

                                Charles Jeanne
                             Tenure: November 1997


The Evergreen Georgia Municipal Bond Fund (Class Y shares) posted a 2.53% total return during the past six months ended February 28, 1999. The Fund's 12-month total return of 6.10% ranked 2 out of 34 Georgia municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

During the past several months our primary strategy has been to emphasize higher-yielding securities in order to bolster the Fund's current yield. Consistent with this strategy, we purchased bonds--some of which were higher-yielding--that rewarded our investors with a strong return. Typically, these include industrial development authority bonds and hospital bonds. We were pleased that our strategy provided investors a degree of protection from the fluctuating market, and allowed the Fund to outperform over 90% of its peers.

--------------------------------------------------------------------------------
                            Portfolio Composition
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

General Obligation-Local -- 18.5%
Industrial Development -- 17.6%
Hospital -- 15.2%
Water & Sewer -- 11.9%
Public Facilities -- 8.2%
Electric Revenue -- 6.5%
Airport -- 4.0%
Housing -- 3.6%
General Obligation-State -- 2.6%
Other -- 11.9%

--------------------------------------------------------------------------------
                              Portfolio Quality
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 54.1%
AA -- 11.6%
A -- 7.1%
BBB -- 19.4%
Not Rated -- 7.8%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of February 28, 1999

                                   Portfolio
                               Characteristics
                               ---------------

Total Net Assets                                                    $35,990,821
 ................................................................................
Average Credit Quality                                                       AA
 ................................................................................
Average Maturity                                                     14.1 years
 ................................................................................
Average Duration                                                      8.2 years
 ................................................................................


--------------------------------------------------------------------------------
                          Performance and Returns/1/
--------------------------------------------------------------------------------
                                             Class A     Class B       Class Y
Class Inception Date                        10/16/90     3/27/98      10/16/90
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                   -2.34%       -2.81%         n/a
 ................................................................................
6 months w/o sales charge                     2.56%        2.18%        2.69%
 ................................................................................
1 year with sales charge                      0.89%        0.17%         n/a
 ................................................................................
1 year w/o sales charge                       5.92%        5.15%        6.18%
 ................................................................................
5 years                                       3.64%        4.38%        4.92%
 ................................................................................
Since Inception                               5.37%        6.05%        6.17%
 ................................................................................
Maximum Sales Charge                          4.75%        5.00%         n/a
                                            Front End      CDSC
 ................................................................................
30-day SEC Yield                              3.82%        3.24%        4.26%
 ................................................................................
Taxable Equivalent**                          6.32%        5.36%        7.05%
 ................................................................................
6-month distributions per share              $0.33        $0.28        $0.34
 ................................................................................
Lipper Ranking out of 35 Maryland
  Municipal Debt Funds/1/
  (for the 1 year period ending 2/28/99)        #3          n/a           #1
 ................................................................................

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

     Class C Shares were introduced in December 1998 and have no average annual returns at this reporting period.

 1 Historical performance shown for Class B prior to its inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Class B have not been adjusted to reflect the effect of 12b-1 fees. These fees for Classes A and B are .25% and 1.00% respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower.

                          CURRENT INVESTMENT STYLE/1/

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/  Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBM10Y is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

              Lehman Brothers      Consumer Price
                Municipals           Index - US        Evergreen MD Muni Bd A
                ----------           ----------        ----------------------
10/30/90          10,000               10,000                  10,000
 2/28/91          10,473               10,097                  10,204
 2/28/92          11,519               10,382                  10,958
 2/28/93          13,105               10,719                  12,444
 2/28/94          13,830               10,989                  12,939
 2/28/95          14,091               11,303                  12,987
 2/28/96          15,648               11,594                  14,186
 2/28/97          16,510               11,955                  14,463
 2/28/98          18,018               12,127                  15,431
 2/28/99          19,137               12,359                  16,343

Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal 10-year Bond Index (LBM10Y) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------

                                  Portfolio
                                  Management
                                  ----------

                    [PHOTO OF CHARLES JEANNE APPEARS HERE]

                                Charles Jeanne
                              Tenure: March 1998


For the six-month period ended February 28, 1999, the Evergreen Maryland Municipal Bond Fund (Class Y shares) posted a 2.69% total return. The Fund's 12-month total return of 6.18% ranked number 1 out of 35 Maryland municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

After taking over management responsibilities of the Fund nearly a year ago, our main focus has been to bolster the portfolio's current yield. This was accomplished by selling shorter, lower-yielding securities and replacing them with higher-yielding issues. Purchases typically included economic development authority, healthcare and housing bonds.


--------------------------------------------------------------------------------
                             Portfolio Composition
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Hospital -- 13.8%
Housing -- 13.0%
Water & Sewer -- 12.3%
General Obligation-Local -- 10.6%
Lease -- 9.8%
Education -- 7.9%
Resource Recovery -- 6.3%
Industrial Development -- 6.3%
Transportation -- 6.0%
General Obligation-State -- 3.1%
Other -- 10.9%

--------------------------------------------------------------------------------
                               Portfolio Quality
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 30.4%
AA -- 30.7%
A -- 18.0%
BBB -- 13.7%
Not Rated -- 7.2%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of February 28, 1999

                                  Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                   $321,346,497
 ................................................................................
Average Credit Quality                                                      AA-
 ................................................................................
Average Maturity                                                     13.3 years
 ................................................................................
Average Duration                                                      7.9 years
 ................................................................................

--------------------------------------------------------------------------------
                          Performance and Returns/2/
--------------------------------------------------------------------------------
                                               Class A     Class B     Class Y
Class Inception Date                           1/11/93     1/11/93     2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                      -2.87%      -3.37%        n/a
 ................................................................................
6 months w/o sales charge                        1.96%       1.59%       2.09%
 ................................................................................
1 year with sales charge                         0.61%      -0.20%        n/a
 ................................................................................
1 year w/o sales charge                          5.59%       4.80%       5.85%
 ................................................................................
5 years                                          4.98%       4.91%       6.26%
 ................................................................................
Since Inception                                  5.50%       5.63%       6.56%
 ................................................................................
Maximum Sales Charge                             4.75%       5.00%        n/a
                                               Front End     CDSC
 ................................................................................
30-day SEC Yield                                 4.17%       3.61%       4.62%
 ................................................................................
Taxable Equivalent Yield**                       6.90%       5.98%       7.65%
 ................................................................................
6-month distributions per share                 $0.31       $0.27       $0.33
 ................................................................................
Lipper Ranking out of 40 North
  Carolina Municipal Debt Funds/1/
  (for the 1 year period ending 2/28/99)           #8         #25          #5
 ................................................................................

 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
 1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending February 28, 1999, the Fund's Class A shares ranked #6 and Class B shares ranked #20 out of 27 North Carolina Municipal Debt Funds tracked by Lipper Analytical Services, Inc. Past performance is no guarantee of future results.
 2 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the .25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/  Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

              Lehman Brothers      Consumer Price
                Municipals           Index - US        Evergreen NC Muni Bond A
                ----------           ----------        ------------------------
1/31/93           10,000               10,000                  10,000
2/28/93           10,362               10,035                  10,204
2/28/94           10,935               10,288                  10,847
2/28/95           11,141               10,582                  10,852
2/28/96           12,372               10,854                  12,037
2/28/97           13,054               11,192                  12,449
2/28/98           14,246               11,353                  13,746
2/28/99           15,131               11,570                  14,512

Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                                  Portfolio
                                  Management
                                  ----------

                  [PHOTO OF RICHARD K. MARRONE APPEARS HERE]

                              Richard K. Marrone
                             Tenure: January 1993


The Evergreen North Carolina Municipal Bond Fund (Class Y shares) posted a 2.09% total return during the past six months ended February 28, 1999. The Fund's 12-month total return of 5.85% ranked in the top 15% of North Carolina municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

Within the portfolio, it was a relatively uneventful period evidenced by only modest sector weighting adjustments. We shortened the portfolio's duration from
8.8 years to 7.9 years during the six months as part of our new approach to focus on stability of net asset value (NAV) and yield. This move proved beneficial during the final months of the period as interest rates increased. Going forward, we will focus on increasing the yield while also decreasing the volatility of the NAV. This income-oriented emphasis will also provide a greater degree of price stability over the long term.


--------------------------------------------------------------------------------
                             Portfolio Composition
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

Hospital -- 17.0%
Electric -- 14.3%
General Obligation-Local -- 11.7%
Airlines -- 7.8%
Industrial Development -- 7.2%
General Obligation-State -- 6.5%
Residential Care -- 5.8%
Escrow -- 5.4%
Housing -- 4.9%
Pre-refunded Bonds -- 4.8%
Other -- 14.6%

--------------------------------------------------------------------------------
                               Portfolio Quality
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 42.3%
AA -- 12.9%
A -- 14.3%
BBB -- 14.8%
Not Rated -- 15.7%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of February 28, 1999

                           Portfolio Characteristics
                           -------------------------

                  Total Net Assets                $71,262,099
                  ...........................................
                  Average Credit Quality                   AA
                  ...........................................
                  Average Maturity                 13.6 years
                  ...........................................
                  Average Duration                  8.2 years
                  ...........................................

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
                                                 Class A   Class B   Class Y
Class Inception Date                              1/3/94    1/3/94   2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                        -2.77%    -3.25%      n/a
 ................................................................................
6 months w/o sales charge                          2.08%     1.70%     2.20%
 ................................................................................
1 year with sales charge                           0.43%    -0.31%      n/a
 ................................................................................
1 year w/o sales charge                            5.48%     4.69%     5.74%
 ................................................................................
3 years                                            5.15%     5.17%     7.13%
 ................................................................................
Since Inception                                    4.95%     5.03%     6.19%
 ................................................................................
Maximum Sales Charge                               4.75%     5.00%      n/a

                                                 Front End   CDSC
 ................................................................................
30-day SEC Yield                                   3.90%     3.06%     4.35%
 ................................................................................
Taxable Equivalent Yield**                         6.46%     5.07%     7.20%
 ................................................................................
6-month distributions per share                   $0.33     $0.29     $0.34
 ................................................................................
Lipper Ranking out of 15 South Carolina
   Municipal Debt Funds/1/
   (for the 1 year period ending 2/28/99)            #2        #9        #1
 ................................................................................

*    Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.
2 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the .25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------
              Lehman Brothers        Consumer Price
                 Municipals            Index - US       Evergreen SC Muni Bond A
                 ----------            ----------       ------------------------
1/31/94            10,000                10,000                 10,000
2/28/94             9,741                10,034                  9,639
2/28/95             9,925                10,321                  9,719
2/28/96            11,021                10,587                 10,870
2/28/97            11,628                10,917                 11,475
2/28/98            12,690                11,074                 12,577
2/28/99            13,479                11,285                 13,265

Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------

                             Portfolio Management
                             --------------------

                    [PHOTO OF CHARLES JEANNE APPEARS HERE]

                                Charles Jeanne
                             Tenure: January 1997


During the six months ended February 28, 1999, the Evergreen South Carolina Municipal Bond Fund (Class Y shares) posted a 2.20% total return. The Fund's 12-month total return of 5.74% ranked number 1 out of 15 South Carolina municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

In managing the portfolio, we sought to temper market volatility by emphasizing higher-yielding securities in order to bolster the Fund's current yield. In addition, the Fund's duration strategy also had a positive impact on performance. Duration was kept relatively long during the first months of the quarter as interest rates declined modestly. We then shortened duration - from
8.5 years to 8.2 years - during the final two months as interest rates reversed direction and increased. These two strategies allowed us to outperform all of our peers during the past twelve months.

--------------------------------------------------------------------------------
                            PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                     [_] Hospital -- 20.9%
                     [_] Electric -- 16.8%
                     [_] General Obligation-Local -- 16.6%
                     [_] Industrial Development -- 10.0%
                     [_] Resource Recovery -- 8.8%
                     [_] Housing -- 8.6%
                     [_] Water & Sewer -- 4.9%
                     [_] Port Authority -- 3.0%
                     [_] Sales Tax -- 2.9%
                     [_] Public Facilities -- 2/2%
                     [_] Other -- 5.3%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                             [_] AAA -- 53.1%
                             [_] AA -- 20.1%
                             [_] A -- 8.8%
                             [_] BBB -- 11.1%
                             [_] Not Rated -- 6.9%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of February 28, 1999

                           Portfolio Characteristics
                           -------------------------

              Total Net Assets                       $179,949,049
              ...................................................
              Average Credit Quality                           AA
              ...................................................
              Average Maturity                         14.1 years
              ...................................................
              Average Duration                          8.1 years
              ...................................................

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
                                            Class A      Class B       Class Y
Class Inception Date                         7/2/93       7/2/93       2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                   -2.34%       -2.84%         n/a
 ................................................................................
6 months w/o sales charge                     2.51%        2.13%        2.64%
 ................................................................................
1 year with sales charge                      1.00%        0.29%         n/a
 ................................................................................
1 year w/o sales charge                       6.08%        5.29%        6.34%
 ................................................................................
5 years                                       5.36%        5.30%        6.65%
 ................................................................................
Since Inception                               4.90%        4.94%        6.04%
 ................................................................................
Maximum Sales Charge                          4.75%        5.00%         n/a

                                            Front End      CDSC
 ................................................................................
30-day SEC Yield                              4.25%        3.71%        4.71%
 ................................................................................
Taxable Equivalent Yield**                    7.04%        6.14%        7.80%
 ................................................................................
6-month distributions per share              $0.32        $0.28        $0.34
 ................................................................................
Lipper Ranking out of 34 Virginia
  Municipal Debt Funds/1/
  (for the 1 year period ending 2/28/99)        #2          #13           #1
 ................................................................................

*    Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.
1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.
2 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%.

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 2/28/99.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------
             Lehman Brothers        Consumer Price
               Municipals             Index - US        Evergreen VA Muni Bond A
               ----------             ----------        ------------------------
7/31/93          10,000                 10,000                 10,000
2/28/94          10,315                 10,159                 10,089
2/28/95          10,509                 10,450                 10,260
2/28/96          11,670                 10,719                 11,308
2/28/97          12,314                 11,053                 11,828
2/28/98          13,438                 11,212                 12,964
2/28/99          14,273                 11,426                 13,750

Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                              E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                                   Portfolio
                                  Management
                              ------------------

                    [PHOTO OF CHARLES JEANNE APPEARS HERE]

                                Charles Jeanne
                               Tenure: July 1993


The Evergreen Virginia Municipal Bond Fund (Class Y shares) posted a 2.64% total return during the six months ended February 28, 1999. The Fund's 12-month total return of 6.34% ranked number 1 out of 34 Virginia municipal bond funds tracked by Lipper Analytical Services, an independent mutual fund rating company.

Our strategy during the period has been to bolster the Fund's high coupon structure. We sold some general obligation bonds and purchased higher yielding issues such as industrial development authority, healthcare and housing bonds. In addition, duration was kept relatively long at the onset of the period, before it was shortened - from 8.3 years to 8.1 years - during the final two months as interest rates reversed direction and increased. These strategies made a significant contribution to total return and allowed us to outperform all the funds in our peer group during the past twelve months.

--------------------------------------------------------------------------------
                            PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                     [_] General Obligation-Local -- 17.3%
                     [_] Housing -- 14.8%
                     [_] Public Facilities -- 12.0%
                     [_] Hospital --8.8%
                     [_] Industrial Development -- 8.6%
                     [_] Transportation -- 7.9%
                     [_] Water & Sewer -- 6.7%
                     [_] Education -- 5.4%
                     [_] Lease -- 4.0%
                     [_] Resource Recovery -- 3.1%
                     [_] Other -- 11.4%

--------------------------------------------------------------------------------
                              PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 2/28/99 portfolio assets)

                           [PIE CHART APPEARS HERE]

                            [_] AAA -- 29.6%
                            [_] AA -- 38.2%
                            [_] A -- 9.8%
                            [_] BB -- 11.6%
                            [_] Not Rated -- 10.8%

--------------------------------------------------------------------------------
                               E V E R G R E E N
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended        Year Ended August 31,             Year Ended April 30,
                          February 28, 1999 -------------------------------------   ----------------------
                             (Unaudited)      1998      1997     1996    1995 (a)      1995        1994
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  11.26      $  10.89  $  10.42  $ 10.40  $ 10.16    $    10.08  $    10.36
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Income from investment
  operations
 ............................................................................................................
 Net investment income            0.28          0.58      0.62     0.63     0.21          0.65        0.68
 ............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.05)         0.37      0.47     0.02     0.24          0.08       (0.26)
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Total from investment
  operations                      0.23          0.95      1.09     0.65     0.45          0.73        0.42
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Less distributions to
  shareholders from
 ............................................................................................................
 Net investment income           (0.28)        (0.58)    (0.62)   (0.63)   (0.21)        (0.65)      (0.68)
 ............................................................................................................
 Net realized gains                  0++           0         0        0        0             0       (0.02)
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Total distributions to
  shareholders                   (0.28)        (0.58)    (0.62)   (0.63)   (0.21)        (0.65)      (0.70)
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Net asset value, end of
  period                      $  11.21      $  11.26  $  10.89  $ 10.42  $ 10.40    $    10.16  $    10.08
                              --------      --------  --------  -------  -------    ----------  ----------
 ............................................................................................................
 Total return*                    2.10%         8.94%    10.77%    6.42%    4.43%         7.56%       3.94%
 ............................................................................................................
 Ratios and supplemental
  data
 ............................................................................................................
 Net assets, end of
  period (thousands)          $292,023      $279,079  $119,942  $76,267  $59,551    $   65,043  $   72,683
 ............................................................................................................
 Ratios to average net
  assets
 Expenses                         0.87%+        0.89%     0.88%    0.85%    1.07%+        0.60%       0.14%+
 ............................................................................................................
 Net investment income            5.08%+        5.15%     5.86%    6.02%    5.92%+        6.52%       6.16%+
 ............................................................................................................
 Portfolio turnover rate            18%           70%       32%      42%      14%           28%         31%
 ............................................................................................................

                          Six Months Ended        Year Ended August 31,
                          February 28, 1999 ------------------------------------
                             (Unaudited)      1998     1997     1996    1995 (b)
----------------------------------------------------------------------------------
 CLASS B SHARES
----------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  11.26      $  10.89  $ 10.42  $ 10.40  $10.41
                              --------      --------  -------  -------  --------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income            0.24          0.50     0.54     0.55    0.08
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.05)         0.37     0.47     0.02   (0.01)
                              --------      --------  -------  -------  --------
 ..................................................................................
 Total from investment
  operations                      0.19          0.87     1.01     0.57    0.07
                              --------      --------  -------  -------  --------
 ..................................................................................
 Less distributions to
  shareholders from
 ..................................................................................
 Net investment income           (0.24)        (0.50)   (0.54)   (0.55)  (0.08)
 ..................................................................................
 Net realized gains                  0++           0        0        0       0
                              --------      --------  -------  -------  --------
 ..................................................................................
 Total distributions to
  shareholders                   (0.24)        (0.50)   (0.54)   (0.55)  (0.08)
                              --------      --------  -------  -------  --------
 ..................................................................................
 Net asset value, end of
  period                      $  11.21      $  11.26  $ 10.89  $ 10.42  $10.40
                              --------      --------  -------  -------  --------
 ..................................................................................
 Total return*                    1.72%         8.13%    9.95%    5.63%   0.64%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $120,372      $103,309  $63,475  $19,219  $3,137
 ..................................................................................
 Ratios to average net
  assets
 Expenses                         1.62%+        1.64%    1.63%    1.59%   1.09%+
 ..................................................................................
 Net investment income            4.33%+        4.46%    5.09%    5.27%   3.40%+
 ..................................................................................
 Portfolio turnover rate            18%           70%      32%      42%       14%
 ..................................................................................

(a) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(b) For the period from July 10, 1995 (commencement of class operations) to Au-gust 31, 1995
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.005 per share.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                   Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended
                                          February 28, 1999    Period Ended
                                             (Unaudited)    August 31, 1998 (a)
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 Net asset value, beginning of period          $11.26             $11.11
                                               ------             ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                           0.24               0.24
 ................................................................................
 Net realized and unrealized gains or
  losses on securities                          (0.05)              0.15
                                               ------             ------
 ................................................................................
 Total from investment operations                0.19               0.39
                                               ------             ------
 ................................................................................
 Less distributions to shareholders from
 ................................................................................
 Net investment income                          (0.24)             (0.24)
 ................................................................................
 Net realized gains                                 0++                0
                                               ------             ------
 ................................................................................
 Total distributions to shareholders            (0.24)             (0.24)
                                               ------             ------
 ................................................................................
 Net asset value, end of period                $11.21             $11.26
                                               ------             ------
 ................................................................................
 Total return*                                   1.72%              3.50%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)         $4,221             $1,098
 ................................................................................
 Ratios to average net assets
 Expenses                                        1.61%+             1.65%+
 ................................................................................
 Net investment income                           4.30%+             4.21%+
 ................................................................................
 Portfolio turnover rate                           18%                70%
 ................................................................................

                                   Six Months Ended   Year Ended August 31,
                                   February 28, 1999 -------------------------
                                      (Unaudited)     1998     1997   1996 (b)
--------------------------------------------------------------------------------
 CLASS Y SHARES
--------------------------------------------------------------------------------
 Net asset value, beginning of
  period                                $ 11.26      $ 10.89  $10.42   $10.48
                                        -------      -------  ------   ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income                     0.30         0.61    0.65     0.63
 ................................................................................
 Net realized and unrealized
  gains or losses on securities           (0.05)        0.37    0.47    (0.06)
                                        -------      -------  ------   ------
 ................................................................................
 Total from investment operations          0.25         0.98    1.12     0.57
                                        -------      -------  ------   ------
 ................................................................................
 Less distributions to
  shareholders from
 ................................................................................
 Net investment income                    (0.30)       (0.61)  (0.65)   (0.63)
 ................................................................................
 Net realized gains                           0++          0       0        0
                                        -------      -------  ------   ------
 ................................................................................
 Total distributions to
  shareholders                            (0.30)       (0.61)  (0.65)   (0.63)
                                        -------      -------  ------   ------
 ................................................................................
 Net asset value, end of period         $ 11.21      $ 11.26  $10.89   $10.42
                                        -------      -------  ------   ------
 ................................................................................
 Total return                              2.23%        9.22%  11.04%    5.54%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period
  (thousands)                           $41,381      $29,152  $6,326   $1,970
 ................................................................................
 Ratios to average net assets
 Expenses                                  0.62%+       0.65%   0.63%    0.59%+
 ................................................................................
 Net investment income                     5.37%+       5.47%   6.08%    6.27%+
 ................................................................................
 Portfolio turnover rate                     18%          70%     32%      42%
 ................................................................................

(a) For the period from March 6, 1998 (commencement of class operations) to Au-gust 31, 1998.
(b) For the period from September 20, 1995 (commencement of class operations) to August 31, 1996.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.005 per share.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended          Year Ended August 31,              Year Ended April 30,
                          February 28, 1999 -----------------------------------------  ----------------------
                             (Unaudited)      1998      1997      1996    1995 (a)(b)   1995 (a)    1994 (a)
--------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  10.15      $   9.98  $   9.70  $   9.74   $   9.61    $     9.52  $     9.95
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Income from investment
  operations
 ..............................................................................................................
 Net investment income            0.23          0.48      0.51      0.54       0.19          0.54        0.56
 ..............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.01)         0.38      0.35     (0.04)      0.22          0.11       (0.36)
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Total from investment
  operations                      0.22          0.86      0.86      0.50       0.41          0.65        0.20
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Less distributions to
  shareholders from
 ..............................................................................................................
 Net investment income           (0.23)        (0.48)    (0.52)    (0.54)     (0.22)        (0.54)      (0.56)
 ..............................................................................................................
 Net realized gains              (0.23)        (0.21)    (0.06)        0      (0.06)        (0.02)      (0.07)
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Total distributions to
  shareholders                   (0.46)        (0.69)    (0.58)    (0.54)     (0.28)        (0.56)      (0.63)
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Net asset value, end of
  period                      $   9.91      $  10.15  $   9.98  $   9.70   $   9.74    $     9.61  $     9.52
                              --------      --------  --------  --------   --------    ----------  ----------
 ..............................................................................................................
 Total return*                    2.27%         8.96%     9.06%     5.15%      4.20%         7.05%       1.87%
 ..............................................................................................................
 Ratios and supplemental
  data
 ..............................................................................................................
 Net assets, end of
  period (thousands)          $162,119      $164,255  $105,673  $115,723   $136,449    $  168,542  $  199,612
 ..............................................................................................................
 Ratios to average net
  assets
 Expenses                         0.33%+        0.46%     0.74%     0.63%      0.82%+        0.61%       0.56%
 ..............................................................................................................
 Net investment income            4.71%+        4.79%     5.22%     5.46%      4.89%+        5.73%       5.37%
 ..............................................................................................................
 Portfolio turnover rate            31%           64%       41%       30%        29%           53%         32%
 ..............................................................................................................

                          Six Months Ended       Year Ended August 31,
                          February 28, 1999 -----------------------------------
                             (Unaudited)     1998     1997     1996    1995 (c)
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.15      $  9.98  $  9.70  $  9.74  $  9.67
                               -------      -------  -------  -------  -------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income            0.19         0.38     0.42     0.44     0.07
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.01)        0.39     0.35    (0.04)    0.10
                               -------      -------  -------  -------  -------
 ................................................................................
 Total from investment
  operations                      0.18         0.77     0.77     0.40     0.17
                               -------      -------  -------  -------  -------
 ................................................................................
 Less distributions to
  shareholders from
 ................................................................................
 Net investment income           (0.19)       (0.39)   (0.43)   (0.44)   (0.07)
 ................................................................................
 Net realized gains              (0.23)       (0.21)   (0.06)       0    (0.03)
                               -------      -------  -------  -------  -------
 ................................................................................
 Total distributions to
  shareholders                   (0.42)       (0.60)   (0.49)   (0.44)   (0.10)
                               -------      -------  -------  -------  -------
 ................................................................................
 Net asset value, end of
  period                       $  9.91      $ 10.15  $  9.98  $  9.70  $  9.74
                               -------      -------  -------  -------  -------
 ................................................................................
 Total return*                    1.80%        7.97%    8.06%    4.17%    1.49%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (thousands)           $66,388      $66,142  $31,281  $28,849  $27,351
 ................................................................................
 Ratios to average net
  assets
 Expenses                         1.25%+       1.36%    1.66%    1.56%    1.44%+
 ................................................................................
 Net investment income            3.79%+       3.88%    4.29%    4.52%    3.22%+
 ................................................................................
 Portfolio turnover rate            31%          64%      41%      30%      29%
 ................................................................................

(a) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.
(b) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(c) For the period from June 30, 1995 (commencement of class operations) to Au-gust 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended
                                          February 28, 1999    Period Ended
                                             (Unaudited)    August 31, 1998 (a)
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 Net asset value, beginning of period          $10.15             $10.06
                                               ------             ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                           0.19               0.23
 ................................................................................
 Net realized and unrealized gains or
  losses on securities                          (0.01)              0.09
                                               ------             ------
 ................................................................................
 Total from investment operations                0.18               0.32
                                               ------             ------
 ................................................................................
 Less distributions to shareholders from
 ................................................................................
 Net investment income                          (0.19)             (0.23)
 ................................................................................
 Net realized gains                             (0.23)                 0
                                               ------             ------
 ................................................................................
 Total distributions to shareholders            (0.42)             (0.23)
                                               ------             ------
 ................................................................................
 Net asset value, end of period                $ 9.91             $10.15
                                               ------             ------
 ................................................................................
 Total return*                                   1.80%              3.25%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)         $9,895             $8,963
 ................................................................................
 Ratios to average net assets
 Expenses                                        1.25%+             1.29%+
 ................................................................................
 Net investment income                           3.79%+             3.86%+
 ................................................................................
 Portfolio turnover rate                           31%                64%
 ................................................................................

                          Six Months Ended        Year Ended August 31,
                          February 28, 1999 ------------------------------------
                             (Unaudited)      1998     1997     1996    1995 (b)
---------------------------------------------------------------------------------
 CLASS Y SHARES
---------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  10.15      $   9.98  $  9.70  $  9.74   $ 9.67
                              --------      --------  -------  -------   ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income            0.24          0.48     0.52     0.53     0.09
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.01)         0.39     0.35    (0.03)    0.10
                              --------      --------  -------  -------   ------
 .................................................................................
 Total from investment
  operations                      0.23          0.87     0.87     0.50     0.19
                              --------      --------  -------  -------   ------
 .................................................................................
 Less distributions to
  shareholders from
 .................................................................................
 Net investment income           (0.24)        (0.49)   (0.53)   (0.54)   (0.09)
 .................................................................................
 Net realized gains              (0.23)        (0.21)   (0.06)       0    (0.03)
                              --------      --------  -------  -------   ------
 .................................................................................
 Total distributions to
  shareholders                   (0.47)        (0.70)   (0.59)   (0.54)   (0.12)
                              --------      --------  -------  -------   ------
 .................................................................................
 Net asset value, end of
  period                      $   9.91      $  10.15  $  9.98  $  9.70   $ 9.74
                              --------      --------  -------  -------   ------
 .................................................................................
 Total return                     2.31%         9.05%    9.14%    5.22%    1.67%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (thousands)          $422,498      $418,847  $24,850  $12,259   $3,602
 .................................................................................
 Ratios to average net
  assets
 Expenses                         0.25%+        0.33%    0.67%    0.57%    0.59%+
 .................................................................................
 Net investment income            4.78%+        4.85%    5.27%    5.55%    4.93%+
 .................................................................................
 Portfolio turnover rate            31%           64%      41%      30%      29%
 .................................................................................

(a) For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
(b) For the period from June 30, 1995 (commencement of class operations) to Au-gust 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                Year Ended
                          Six Months Ended      Year Ended August 31,          December 31,
                          February 28, 1999 --------------------------------  -----------------
                             (Unaudited)     1998    1997    1996   1995 (a)   1994    1993 (b)
------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $10.35       $ 9.90  $ 9.57  $ 9.47   $ 8.74   $10.19    $10.00
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Income from investment
  operations
 ................................................................................................
 Net investment income           0.24         0.49    0.49    0.48     0.33     0.48      0.20
 ................................................................................................
 Net realized and
  unrealized gains or
  losses on securities              0         0.45    0.33    0.10     0.73    (1.45)     0.19
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total from investment
  operations                     0.24         0.94    0.82    0.58     1.06    (0.97)     0.39
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Less distributions to
  shareholders from
 ................................................................................................
 Net investment income          (0.24)       (0.49)  (0.49)  (0.48)   (0.33)   (0.48)    (0.20)
 ................................................................................................
 Net realized gains             (0.04)           0       0       0        0        0         0
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total distributions to
  shareholders                  (0.28)       (0.49)  (0.49)  (0.48)   (0.33)   (0.48)    (0.20)
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Net asset value, end of
  period                       $10.31       $10.35  $ 9.90  $ 9.57   $ 9.47   $ 8.74    $10.19
                               ------       ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total return*                   2.41%        9.67%   8.73%   6.22%   12.28%   (9.64%)    3.96%
 ................................................................................................
 Ratios and supplemental
  data
 ................................................................................................
 Net assets, end of
  period (thousands)           $3,908       $3,932  $2,201  $1,954   $2,098   $1,387    $  817
 ................................................................................................
 Ratios to average net
  assets
 Expenses                        0.50%+       0.57%   0.94%   0.88%    0.71%+   0.53%     0.25%+
 ................................................................................................
 Net investment income           4.79%+       4.81%   5.00%   4.96%    5.39%+   5.26%     4.71%+
 ................................................................................................
 Portfolio turnover rate           13%          50%     32%     21%      91%     147%       15%
 ................................................................................................

                                                                                  Year Ended
                          Six Months Ended       Year Ended August 31,           December 31,
                          February 28, 1999 ----------------------------------  -----------------
                             (Unaudited)     1998     1997     1996   1995 (a)   1994    1993 (b)
--------------------------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.35      $  9.90  $  9.57  $ 9.47   $ 8.74   $10.19    $10.00
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income            0.21         0.41     0.41    0.41     0.28     0.43      0.18
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities               0         0.45     0.33    0.10     0.73    (1.45)     0.19
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Total from investment
  operations                      0.21         0.86     0.74    0.51     1.01    (1.02)     0.37
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Less distributions to
  shareholders from
 ..................................................................................................
 Net investment income           (0.21)       (0.41)   (0.41)  (0.41)   (0.28)   (0.43)    (0.18)
 ..................................................................................................
 Net realized gains              (0.04)           0        0       0        0        0         0
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Total distributions to
  shareholders                   (0.25)       (0.41)   (0.41)  (0.41)   (0.28)   (0.43)    (0.18)
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Net asset value, end of
  period                       $ 10.31      $ 10.35  $  9.90  $ 9.57   $ 9.47   $ 8.74    $10.19
                               -------      -------  -------  ------   ------   ------    ------
 ..................................................................................................
 Total return*                    2.03%        8.86%    7.93%   5.44%   11.72%  (10.15%)    3.74%
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)           $13,508      $12,559  $10,870  $9,271   $7,538   $6,912    $3,692
 ..................................................................................................
 Ratios to average net
  assets
 Expenses                         1.25%+       1.34%    1.69%   1.63%    1.46%+   1.13%     0.75%+
 ..................................................................................................
 Net investment income            4.04%+       4.06%    4.25%   4.21%    4.64%+   4.66%     4.15%+
 ..................................................................................................
 Portfolio turnover rate            13%          50%      32%     21%      91%     147%       15%
 ..................................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from July 2, 1993 (commencement of class operations) to De-cember 31, 1993.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended      Year Ended August 31,
                          February 28, 1999 ---------------------------------      Period Ended
                             (Unaudited)     1998     1997    1996   1995 (a)  December 31, 1994 (b)
----------------------------------------------------------------------------------------------------
 CLASS Y SHARES
----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.35      $  9.90  $ 9.57  $ 9.47   $ 8.74           $9.83
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Income from investment
  operations
 ....................................................................................................
 Net investment income            0.26         0.51    0.51    0.50     0.35            0.42
 ....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities               0         0.45    0.33    0.10     0.73           (1.09)
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Total from investment
  operations                      0.26         0.96    0.84    0.60     1.08           (0.67)
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Less distributions to
  shareholders from
 ....................................................................................................
 Net investment income           (0.26)       (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
 ....................................................................................................
 Net realized gains              (0.04)           0       0       0        0               0
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Total distributions to
  shareholders                   (0.30)       (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Net asset value, end of
  period                       $ 10.31      $ 10.35  $ 9.90  $ 9.57   $ 9.47           $8.74
                               -------      -------  ------  ------   ------           -----
 ....................................................................................................
 Total return                     2.53%        9.94%   9.00%   6.48%   12.47%          (6.86%)
 ....................................................................................................
 Ratios and supplemental
  data
 ....................................................................................................
 Net assets, end of
  period (thousands)           $72,619      $67,630  $1,180  $1,620   $1,339           $ 284
 ....................................................................................................
 Ratios to average net
  assets
 Expenses                         0.25%+       0.24%   0.69%   0.63%    0.46%+          0.31%+
 ....................................................................................................
 Net investment income            5.05%+       5.09%   5.25%   5.21%    5.64%+          5.68%+
 ....................................................................................................
 Portfolio turnover rate            13%          50%     32%     21%      91%            147%
 ....................................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994, (commencement of class operations) to December 31, 1994.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended                                    Year Ended September 30,
                          February 28, 1999       Year Ended        -------------------------------------------------
                             (Unaudited)    August 31, 1998 (a) (b) 1997 (a)  1996 (a)  1995 (a)  1994 (a)   1993 (a)
---------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
---------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 11.16              $ 10.91         $ 10.56   $ 10.69   $ 10.17   $ 11.24    $ 10.39
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Income from investment
  operations
 .....................................................................................................................
 Net investment income            0.24                 0.36            0.37      0.38      0.40      0.45       0.49
 .....................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.05                 0.25            0.35     (0.13)     0.54     (0.97)      0.85
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Total from investment
  operations                      0.29                 0.61            0.72      0.25      0.94     (0.52)      1.34
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Less distributions to
  shareholders from
 .....................................................................................................................
 Net investment income           (0.24)               (0.36)          (0.37)    (0.38)    (0.40)    (0.45)     (0.49)
 .....................................................................................................................
 Net realized gains              (0.09)                   0               0         0     (0.02)    (0.10)         0
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Total distributions to
  shareholders                   (0.33)               (0.36)          (0.37)    (0.38)    (0.42)    (0.55)     (0.49)
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Net asset value, end of
  period                       $ 11.12              $ 11.16         $ 10.91   $ 10.56   $ 10.69   $ 10.17    $ 11.24
                               -------              -------         -------   -------   -------   -------    -------
 .....................................................................................................................
 Total return*                    2.56%                5.70%           6.92%     2.36%     9.81%    (4.74%)    13.24%
 .....................................................................................................................
 Ratios and supplemental
  data
 .....................................................................................................................
 Net assets, end of
  period (thousands)           $25,500              $24,754         $27,786   $31,284   $32,172   $34,580    $33,907
 .....................................................................................................................
 Ratios to average net
  assets
 Expenses                         0.78%+               1.52%+          1.69%     1.43%     1.24%     1.17%      1.00%
 .....................................................................................................................
 Net investment income            4.27%+               3.56%+          3.45%     3.57%     4.24%     4.22%      4.50%
 .....................................................................................................................
 Portfolio turnover rate            21%                  37%             13%      138%       21%       27%        23%
 .....................................................................................................................

                                          Six Months Ended
                                          February 28, 1999    Period Ended
                                             (Unaudited)    August 31, 1998 (c)
-------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------
 Net asset value, beginning of period          $11.16             $10.99
                                               ------             ------
 ...............................................................................
 Income from investment operations
 ...............................................................................
 Net investment income                           0.19               0.16
 ...............................................................................
 Net realized and unrealized gains or
  losses on securities                           0.05               0.17
                                               ------             ------
 ...............................................................................
 Total from investment operations                0.24               0.33
                                               ------             ------
 ...............................................................................
 Less distributions to shareholders from
 ...............................................................................
 Net investment income                          (0.19)             (0.16)
 ...............................................................................
 Net realized gains                             (0.09)                 0
                                               ------             ------
 ...............................................................................
 Total distributions to shareholders            (0.28)             (0.16)
                                               ------             ------
 ...............................................................................
 Net asset value, end of period                $11.12             $11.16
                                               ------             ------
 ...............................................................................
 Total return*                                   2.18%              2.99%
 ...............................................................................
 Ratios and supplemental data
 ...............................................................................
 Net assets, end of period (thousands)         $2,335             $  990
 ...............................................................................
 Ratios to average net assets
 Expenses                                        1.53%+             1.49%+
 ...............................................................................
 Net investment income                           3.48%+             3.41%+
 ...............................................................................
 Portfolio turnover rate                           21%                37%
 ...............................................................................

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from March 27, 1998 (commencement of class operations) to August 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                             Period Ended
                                                         February 28, 1999 (c)
                                                              (Unaudited)
------------------------------------------------------------------------------
 CLASS C SHARES
------------------------------------------------------------------------------
 Net asset value, beginning of period                           $11.11
                                                                ------
 ..............................................................................
 Income from investment operations
 ..............................................................................
 Net investment income                                            0.07
 ..............................................................................
 Net realized and unrealized gains or losses on
  securities                                                      0.01
                                                                ------
 ..............................................................................
 Total from investment operations                                 0.08
                                                                ------
 ..............................................................................
 Less distributions to shareholders from net investment
  income                                                         (0.07)
                                                                ------
 ..............................................................................
 Net asset value, end of period                                 $11.12
                                                                ------
 ..............................................................................
 Total return*                                                    0.69%
 ..............................................................................
 Ratios and supplemental data
 ..............................................................................
 Net assets, end of period (thousands)                          $   16
 ..............................................................................
 Ratios to average net assets
 Expenses                                                         1.53%+
 ..............................................................................
 Net investment income                                            3.48%+
 ..............................................................................
 Portfolio turnover rate                                            21%
 ..............................................................................

                          Six Months Ended                                    Year Ended September 30,
                          February 28, 1999       Year Ended        ----------------------------------------------
                             (Unaudited)    August 31, 1998 (a) (b) 1997 (a) 1996 (a) 1995 (a) 1994 (a)   1993 (a)
------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $11.16               $10.91           $10.56   $10.69   $10.17  $ 11.24    $ 10.39
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Income from investment
  operations
 ..................................................................................................................
 Net investment income           0.25                 0.39             0.40     0.41     0.42     0.48       0.50
 ..................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           0.05                 0.25             0.35    (0.13)    0.54    (0.97)      0.85
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Total from investment
  operations                     0.30                 0.64             0.75     0.28     0.96    (0.49)      1.35
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Less distributions to
  shareholders from
 ..................................................................................................................
 Net investment income          (0.25)               (0.39)           (0.40)   (0.41)   (0.42)   (0.48)     (0.50)
 ..................................................................................................................
 Net realized gains             (0.09)                   0                0        0    (0.02)   (0.10)         0
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Total distributions to
  shareholders                  (0.34)               (0.39)           (0.40)   (0.41)   (0.44)   (0.58)     (0.50)
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Net asset value, end of
  period                       $11.12               $11.16           $10.91   $10.56   $10.69  $ 10.17    $ 11.24
                               ------               ------           ------   ------   ------  -------    -------
 ..................................................................................................................
 Total return                    2.69%                5.94%            7.19%    2.61%   10.09%   (4.50%)    13.37%
 ..................................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................................
 Net assets, end of
  period (thousands)           $8,140               $5,229           $5,683   $8,889   $9,447  $11,301    $12,014
 ..................................................................................................................
 Ratios to average net
  assets
 Expenses                        0.54%+               1.25%+           1.44%    1.18%    0.99%    0.92%      0.86%
 ..................................................................................................................
 Net investment income           4.56%+               3.83%+           3.70%    3.82%    4.49%    4.46%      4.64%
 ..................................................................................................................
 Portfolio turnover rate           21%                  37%              13%     138%      21%      27%        23%
 ..................................................................................................................

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from December 23, 1998 (commencement of class operations) to February 28, 1999.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                          Six Months Ended      Year Ended August 31,           December 31,
                          February 28, 1999 ---------------------------------  -----------------
                             (Unaudited)     1998     1997    1996   1995 (b)   1994    1993 (a)
-------------------------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.84      $ 10.37  $ 9.98  $ 9.95   $ 9.16   $10.61   $ 10.00
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Income from investment
  operations
 .................................................................................................
 Net investment income            0.25         0.51    0.49    0.49     0.33     0.49      0.46
 .................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.04)        0.47    0.40    0.02     0.79    (1.45)     0.64
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Total from investment
  operations                      0.21         0.98    0.89    0.51     1.12    (0.96)     1.10
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Less distributions to
  shareholders from
 .................................................................................................
 Net investment income           (0.25)       (0.51)  (0.50)  (0.48)   (0.33)   (0.49)    (0.46)
 .................................................................................................
 Net realized gains              (0.06)           0       0       0        0        0     (0.03)
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Total distributions to
  shareholders                   (0.31)       (0.51)  (0.50)  (0.48)   (0.33)   (0.49)    (0.49)
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Net asset value, end of
  period                       $ 10.74      $ 10.84  $10.37  $ 9.98   $ 9.95   $ 9.16   $ 10.61
                               -------      -------  ------  ------   ------   ------   -------
 .................................................................................................
 Total return*                    1.96%        9.66%   9.11%   5.21%   12.34%   (9.12%)   11.28%
 .................................................................................................
 Ratios and supplemental
  data
 .................................................................................................
 Net assets, end of
  period (thousands)           $17,108      $15,768  $8,115  $7,989   $8,279   $7,979   $12,739
 .................................................................................................
 Ratios to average net
  assets
 Expenses                         0.45%+       0.56%   1.11%   1.08%    0.92%+   0.79%     0.32%+
 .................................................................................................
 Net investment income            4.74%+       4.81%   4.77%   4.81%    5.09%+   5.11%     4.91%+
 .................................................................................................
 Portfolio turnover rate            23%          53%     50%     86%     117%     126%       57%
 .................................................................................................

                                                                                     Year Ended
                          Six Months Ended       Year Ended August 31,              December 31,
                          February 28, 1999 -----------------------------------   ------------------
                             (Unaudited)     1998     1997     1996    1995 (b)    1994     1993 (a)
-----------------------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.84      $ 10.37  $  9.98  $  9.95  $  9.16    $ 10.61   $ 10.00
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Income from investment
  operations
 .....................................................................................................
 Net investment income            0.21         0.43     0.41     0.42     0.28       0.44      0.42
 .....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.04)        0.47     0.40     0.02     0.79      (1.45)     0.64
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Total from investment
  operations                      0.17         0.90     0.81     0.44     1.07      (1.01)     1.06
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Less distributions to
  shareholders from
 .....................................................................................................
 Net investment income           (0.21)       (0.43)   (0.42)   (0.41)   (0.28)     (0.44)    (0.42)
 .....................................................................................................
 Net realized gains              (0.06)           0        0        0        0          0     (0.03)
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Total distributions to
  shareholders                   (0.27)       (0.43)   (0.42)   (0.41)   (0.28)     (0.44)    (0.45)
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Net asset value, end of
  period                       $ 10.74      $ 10.84  $ 10.37  $  9.98  $  9.95    $  9.16   $ 10.61
                               -------      -------  -------  -------  -------    -------   -------
 .....................................................................................................
 Total return*                    1.59%        8.85%    8.30%    4.42%   11.78%     (9.64%)   10.80%
 .....................................................................................................
 Ratios and supplemental
  data
 .....................................................................................................
 Net assets, end of
  period (thousands)           $50,005      $49,320  $48,198  $49,382  $49,040    $44,616   $45,168
 .....................................................................................................
 Ratios to average net
  assets
 Expenses                         1.20%+       1.33%    1.86%    1.83%    1.67%+     1.37%     0.79%+
 .....................................................................................................
 Net investment income            3.98%+       4.07%    4.02%    4.06%    4.34%+     4.53%     4.47%+
 .....................................................................................................
 Portfolio turnover rate            23%          53%      50%      86%     117%       126%       57%
 .....................................................................................................

(a) For the period from January 11, 1993 (commencement of class operations) to December 31, 1993.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended       Year Ended August 31,
                          February 28, 1999 ----------------------------------      Period Ended
                             (Unaudited)      1998     1997    1996   1995 (a)  December 31, 1994 (b)
-----------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  10.84      $  10.37  $ 9.98  $ 9.95   $ 9.16          $10.31
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Income from investment
  operations
 .....................................................................................................
 Net investment income            0.27          0.54    0.51    0.51     0.35            0.43
 .....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.04)         0.47    0.41    0.03     0.79           (1.15)
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Total from investment
  operations                      0.23          1.01    0.92    0.54     1.14           (0.72)
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Less distributions to
  shareholders from
 .....................................................................................................
 Net investment income           (0.27)        (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
 .....................................................................................................
 Net realized gains              (0.06)            0       0       0        0               0
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Total distributions to
  shareholders                   (0.33)        (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Net asset value, end of
  period                      $  10.74      $  10.84  $10.37  $ 9.98   $ 9.95          $ 9.16
                              --------      --------  ------  ------   ------          ------
 .....................................................................................................
 Total return                     2.09%         9.93%   9.39%   5.47%   12.52%          (7.01%)
 .....................................................................................................
 Ratios and supplemental
  data
 .....................................................................................................
 Net assets, end of
  period (thousands)          $254,233      $256,231  $4,042  $3,771   $1,006          $  642
 .....................................................................................................
 Ratios to average net
  assets
 Expenses                         0.20%+        0.20%   0.86%   0.84%    0.67%+          0.59%+
 .....................................................................................................
 Net investment income            4.98%+        5.04%   5.02%   5.05%    5.34%+          5.58%+
 .....................................................................................................
 Portfolio turnover rate            23%           53%     50%     86%     117%            126%
 .....................................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
 +  Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended     Year Ended August 31,
                          February 28, 1999 -------------------------------      Period Ended
                             (Unaudited)     1998    1997   1996   1995 (a)  December 31, 1994 (b)
--------------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $10.44       $10.08  $ 9.69  $9.59   $8.62           $10.00
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income           0.23         0.46    0.48   0.49    0.34             0.46
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (0.01)        0.39    0.40   0.10    0.97            (1.38)
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Total from investment
  operations                     0.22         0.85    0.88   0.59    1.31            (0.92)
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Less distributions to
  shareholders from
 ..................................................................................................
 Net investment income          (0.23)       (0.46)  (0.48) (0.49)  (0.34)           (0.46)
 ..................................................................................................
 Net realized gains             (0.10)       (0.03)  (0.01)     0       0                0
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Total distributions to
  shareholders                  (0.33)       (0.49)  (0.49) (0.49)  (0.34)           (0.46)
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Net asset value, end of
  period                       $10.33       $10.44  $10.08  $9.69   $9.59           $ 8.62
                               ------       ------  ------  -----   -----           ------
 ..................................................................................................
 Total return*                   2.08%        8.60%   9.33%  6.23%  15.35%           (9.32%)
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)           $2,078       $1,744  $1,025  $ 841   $ 610           $  312
 ..................................................................................................
 Ratios to average net
  assets
 Expenses                        0.70%+       0.77%   0.98%  0.86%   0.53%+           0.25%+
 ..................................................................................................
 Net investment income           4.44%+       4.56%   4.87%  4.98%   5.41%+           5.57%+
 ..................................................................................................
 Portfolio turnover rate           17%          31%     62%    37%     66%              23%
 ..................................................................................................

                          Six Months Ended      Year Ended August 31,
                          February 28, 1999 --------------------------------      Period Ended
                             (Unaudited)     1998    1997    1996   1995 (a)  December 31, 1994 (b)
---------------------------------------------------------------------------------------------------
 CLASS B SHARES
---------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $10.44       $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Income from investment
  operations
 ...................................................................................................
 Net investment income           0.19         0.38    0.41    0.41     0.29            0.41
 ...................................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (0.01)        0.39    0.40    0.10     0.97           (1.38)
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Total from investment
  operations                     0.18         0.77    0.81    0.51     1.26           (0.97)
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Less distributions to
  shareholders from
 ...................................................................................................
 Net investment income          (0.19)       (0.38)  (0.41)  (0.41)   (0.29)          (0.41)
 ...................................................................................................
 Net realized gains             (0.10)       (0.03)  (0.01)      0        0               0
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Total distributions to
  shareholders                  (0.29)       (0.41)  (0.42)  (0.41)   (0.29)          (0.41)
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Net asset value, end of
  period                       $10.33       $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                               ------       ------  ------  ------   ------          ------
 ...................................................................................................
 Total return*                   1.70%        7.79%   8.52%   5.43%   14.77%          (9.83%)
 ...................................................................................................
 Ratios and supplemental
  data
 ...................................................................................................
 Net assets, end of
  period (thousands)           $4,825       $4,542  $4,734  $4,282   $3,542          $2,456
 ...................................................................................................
 Ratios to average net
  assets
 Expenses                        1.45%+       1.53%   1.73%   1.61%    1.28%+          0.87%+
 ...................................................................................................
 Net investment income           3.69%+       3.76%   4.13%   4.23%    4.66%+          4.88%+
 ...................................................................................................
 Portfolio turnover rate           17%          31%     62%     37%      66%             23%
 ...................................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from January 3, 1994 (commencement of class operations) to December 31, 1994
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended      Year Ended August 31,
                          February 28, 1999 ---------------------------------      Period Ended
                             (Unaudited)     1998     1997    1996   1995 (a)  December 31, 1994 (b)
----------------------------------------------------------------------------------------------------
 CLASS Y SHARES
----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.44      $ 10.08  $ 9.69  $ 9.59   $ 8.62          $ 9.74
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Income from investment
  operations
 ....................................................................................................
 Net investment income            0.24         0.48    0.51    0.51     0.35            0.43
 ....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           (0.01)        0.40    0.40    0.10     0.97           (1.12)
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Total from investment
  operations                      0.23         0.88    0.91    0.61     1.32           (0.69)
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Less distributions to
  shareholders from
 ....................................................................................................
 Net investment income           (0.24)       (0.49)  (0.51)  (0.51)   (0.35)          (0.43)
 ....................................................................................................
 Net realized gains              (0.10)       (0.03)  (0.01)      0        0               0
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Total distributions to
  shareholders                   (0.34)       (0.52)  (0.52)  (0.51)   (0.35)          (0.43)
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Net asset value, end of
  period                       $ 10.33      $ 10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                               -------      -------  ------  ------   ------          ------
 ....................................................................................................
 Total return                     2.20%        8.87%   9.60%   6.49%   15.54%          (7.12%)
 ....................................................................................................
 Ratios and supplemental
  data
 ....................................................................................................
 Net assets, end of
  period (thousands)           $64,359      $66,303  $7,012  $4,555   $1,673          $   92
 ....................................................................................................
 Ratios to average net
  assets
 Expenses                         0.45%+       0.46%   0.73%   0.62%    0.28%+          0.00%+
 ....................................................................................................
 Net investment income            4.69%+       4.71%   5.12%   5.22%    5.66%+          5.92%+
 ....................................................................................................
 Portfolio turnover rate            17%          31%     62%     37%      66%             23%
 ....................................................................................................

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                 Year Ended
                          Six Months Ended      Year Ended August 31,           December 31,
                          February 28, 1999 ---------------------------------  -----------------
                             (Unaudited)     1998     1997    1996   1995 (b)   1994    1993 (a)
-------------------------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.46      $ 10.05  $ 9.68  $ 9.67   $ 8.85   $10.19    $10.00
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Income from investment
  operations
 .................................................................................................
 Net investment income            0.24         0.48    0.50    0.48     0.33     0.47      0.20
 .................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.02         0.42    0.37    0.01     0.82    (1.34)     0.19
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Total from investment
  operations                      0.26         0.90    0.87    0.49     1.15    (0.87)     0.39
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Less distributions to
  shareholders from
 .................................................................................................
 Net investment income           (0.24)       (0.49)  (0.50)  (0.48)   (0.33)   (0.47)    (0.20)
 .................................................................................................
 Net realized gains              (0.08)           0       0       0        0        0         0
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Total distributions to
  shareholders                   (0.32)       (0.49)  (0.50)  (0.48)   (0.33)   (0.47)    (0.20)
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Net asset value, end of
  period                       $ 10.40      $ 10.46  $10.05  $ 9.68   $ 9.67   $ 8.85    $10.19
                               -------      -------  ------  ------   ------   ------    ------
 .................................................................................................
 Total return*                    2.51%        9.12%   9.05%   5.12%   13.09%   (8.60%)    3.89%
 .................................................................................................
 Ratios and supplemental
  data
 .................................................................................................
 Net assets, end of
  period (thousands)           $53,829      $54,298  $2,934  $2,892   $1,983   $1,606    $1,306
 .................................................................................................
 Ratios to average net
  assets
 Expenses                         0.49%+       0.50%   1.03%   0.93%    0.72%+   0.53%     0.25%+
 .................................................................................................
 Net investment income            4.71%+       4.71%   4.95%   4.83%    5.17%+   5.11%     4.64%+
 .................................................................................................
 Portfolio turnover rate            19%          46%     72%     68%      87%      59%        0%
 .................................................................................................


                                                                                Year Ended
                          Six Months Ended      Year Ended August 31,          December 31,
                          February 28, 1999 --------------------------------  -----------------
                             (Unaudited)     1998    1997    1996   1995 (b)   1994    1993 (a)
------------------------------------------------------------------------------------------------
 CLASS B SHARES
------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period          $ 10.46      $10.05  $ 9.68  $ 9.67   $ 8.85   $10.19    $10.00
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Income from investment
  operations
 ................................................................................................
 Net investment income            0.20        0.41    0.41    0.41     0.28     0.42      0.17
 ................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.02        0.41    0.37    0.01     0.82    (1.34)     0.19
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total from investment
  operations                      0.22        0.82    0.78    0.42     1.10    (0.92)     0.36
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Less distributions to
  shareholders from
 ................................................................................................
 Net investment income           (0.20)      (0.41)  (0.41)  (0.41)   (0.28)   (0.42)    (0.17)
 ................................................................................................
 Net realized gains              (0.08)          0       0       0        0        0         0
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total distributions to
  shareholders                   (0.28)      (0.41)  (0.41)  (0.41)   (0.28)   (0.42)    (0.17)
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Net asset value, end of
  period                       $ 10.40      $10.46  $10.05  $ 9.68   $ 9.67   $ 8.85    $10.19
                               -------      ------  ------  ------   ------   ------    ------
 ................................................................................................
 Total return*                    2.13%       8.31%   8.24%   4.34%   12.53%   (9.13%)    3.66%
 ................................................................................................
 Ratios and supplemental
  data
 ................................................................................................
 Net assets, end of
  period (thousands)           $11,683      $8,935  $6,695  $5,963   $5,083   $3,817    $2,235
 ................................................................................................
 Ratios to average net
  assets
 Expenses                         1.24%+      1.35%   1.79%   1.68%    1.47%+   1.12%     0.75%+
 ................................................................................................
 Net investment income            3.95%+      3.99%   4.21%   4.09%    4.42%+   4.54%     4.25%+
 ................................................................................................
 Portfolio turnover rate            19%         46%     72%     68%      87%      59%        0%
 ................................................................................................

(a) For the period from July 2, 1993 (commencement of class operations) to De-cember 31, 1993.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended       Year Ended August 31,
                          February 28, 1999 ----------------------------------      Period Ended
                             (Unaudited)      1998     1997    1996   1995 (b)  December 31, 1994 (a)
-----------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period         $  10.46      $  10.05  $ 9.68  $ 9.67   $8.85            $9.83
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Income from investment
  operations
 .....................................................................................................
 Net investment income            0.26          0.51    0.51    0.50    0.34             0.41
 .....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.02          0.41    0.37    0.01    0.82            (0.98)
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Total from investment
  operations                      0.28          0.92    0.88    0.51    1.16            (0.57)
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Less distributions to
  shareholders from
 .....................................................................................................
 Net investment income           (0.26)        (0.51)  (0.51)  (0.50)  (0.34)           (0.41)
 .....................................................................................................
 Net realized gains              (0.08)            0       0       0       0                0
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Total distributions to
  shareholders                   (0.34)        (0.51)  (0.51)  (0.50)  (0.34)           (0.41)
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Net asset value, end of
  period                      $  10.40      $  10.46  $10.05  $ 9.68   $9.67            $8.85
                              --------      --------  ------  ------   -----            -----
 .....................................................................................................
 Total return                     2.64%         9.39%   9.32%   5.38%  13.28%           (5.80%)
 .....................................................................................................
 Ratios and supplemental
  data
 .....................................................................................................
 Net assets, end of
  period (thousands)          $114,437      $105,931  $6,195  $4,266   $ 965            $ 344
 .....................................................................................................
 Ratios to average net
  assets
 Expenses                         0.25%+        0.25%   0.79%   0.70%   0.47%+           0.28%+
 .....................................................................................................
 Net investment income            4.97%+        4.98%   5.27%   5.05%   5.42%+           5.54%+
 .....................................................................................................
 Portfolio turnover rate            19%           46%     72%     68%     87%              59%
 .....................................................................................................

(a) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
+   Annualized.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      Florida High Income Municipal Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.2%
             California - 2.0%
             Heritage Pines, CA CDA RB:
 $ 2,720,000  Ser. A,
             6.10%, 5/1/20......................................   $  2,691,032
   6,380,000 Ser. B,
             5.50%, 5/1/05......................................      6,326,791
                                                                   ------------
                                                                      9,017,823
                                                                   ------------
             Florida - 87.2%
     710,000 Alachua Cnty., FL Hlth. Facs.
              Auth. RB, Beverly Enterprises Proj.,
             10.125%, 4/1/10....................................        733,615
             Arbor Greene, FL CDD, Spl. Assmt. RB:
   1,795,000 5.75%, 5/1/06......................................      1,805,303
     500,000 6.30%, 5/1/19......................................        506,545
     750,000 7.60%, 5/1/18......................................        812,213
   3,000,000 Baker Cnty., FL Hosp. Auth., Hlth. Care Facs. RB,
             5.30%, 12/1/23.....................................      2,955,000
             Bayside, FL CDD, Capital Impt.
              RB, WCI Communities Property, Inc.:
   1,720,000 Ser. A,
             5.95%, 5/1/08......................................      1,731,919
             Ser. B:
   2,615,000 6.05%, 5/1/08......................................      2,633,017
   2,560,000 6.375%, 5/1/18.....................................      2,580,071
     100,000 Baytree, FL CDD, Spl. Assmt. RB,
             8.75%, 5/1/12......................................        109,073
             Bobcat Trail, FL CDD RB:
   1,525,000 Ser. B,
             6.75%, 5/1/04......................................      1,544,688
   1,100,000 Ser. A,
             7.50%, 5/1/19......................................      1,136,091
     750,000 Boynton Beach, FL MHRB, Clipper
              Cove Apts.,
             6.35%, 7/1/16......................................        806,048
   1,875,000 Brevard Cnty., FL Hlth. Facs.
              Auth. RB, Courtenay Springs Vlg.,
             7.50%, 11/15/12....................................      2,239,406
   1,000,000 Brevard Cnty., FL Tourist Dev.
              Tax RB, Marlins Spring,
             6.875%, 3/1/13.....................................      1,071,390
     850,000 Broward Cnty., FL HFA RB, Ser. A, (GNMA)
             7.35%, 3/1/23......................................        892,832
             Broward Cnty., FL MHRB:
              Cross Keys Apts. Proj.:
   1,770,000 Ser. A,
             5.80%, 10/1/33.....................................      1,828,782
             Pembroke Park Apts. Proj.:
   1,200,000 5.65%, 10/1/28.....................................      1,230,744
   1,035,000 5.70%, 10/1/33.....................................      1,061,444
             Stirling Apts. Proj.:
   2,090,000 5.65%, 10/1/28.....................................      2,143,546
   1,580,000 5.70%, 10/1/33.....................................      1,620,369
   9,395,000 Cape Canaveral, FL Hosp. Dist. RB,
             5.25%, 1/1/28......................................      9,017,227
             Cape Coral, FL Hlth. Facs. Auth. RB. First Mtge.
              Gulf Care Inc. Proj.:
   1,000,000 5.50%, 10/1/17.....................................      1,034,870
   1,400,000 5.625%, 10/1/27....................................      1,459,528
             Florida - continued
             Championsgate, FL CDD, Capital
              Impt. RB:
 $ 2,840,000  Ser. A,
             6.25%, 5/1/20......................................      2,790,641
   1,515,000 Ser. B,
             5.70%, 5/1/05......................................      1,500,895
   2,125,000 Clay Cnty., FL HFA SFHRB,
              Multi-Cnty. Program,
             5.95%, 10/1/19.....................................      2,242,002
             Collier Cnty., FL HFA RB,
              Saxon Manor Proj.:
   2,000,000 Ser. A1,
             5.45%, 3/1/30......................................      2,023,060
   1,000,000 Ser. B,
             5.45%, 3/1/30......................................      1,011,530
   2,740,000 Cory Lakes, FL CDD RB,
              8.375%, 5/1/17....................................      2,922,018
   1,080,000 Crossings at Fleming Island, FL
              CDD, Util. RB,
              7.375%, 10/1/19...................................      1,143,871
             Dade Cnty., FL MHRB,
              Golden Lakes Apts. Proj., Ser. A:
   1,370,000 5.90%, 11/1/22.....................................      1,436,267
     500,000 6.00%, 11/1/32.....................................        524,065
   2,310,000 Duval Cnty., FL HFA RB, Saint
              Augustine Apts. Proj.,
              6.00%, 3/1/21.....................................      2,407,875
   1,465,000 Eastlake Oaks, FL CDD RB,
              7.75%, 5/1/17.....................................      1,565,953
   4,400,000 Escambia Cnty., FL HFA SFHRB,
              Multi-Cnty. Program,
              6.85%, 10/1/17....................................      4,706,284
             Escambia Cnty., FL Hlth. Facs.
              Auth. RB:
              Azalea Trace Inc.:
   2,905,000 6.00%, 1/1/15......................................      2,991,801
   2,250,000 6.10%, 1/1/19......................................      2,334,083
   1,500,000 Baptist Hosp., Inc., Ser. B,
             6.00%, 10/1/14.....................................      1,560,270
  19,395,000 Baptist Hosp., Inc. & Baptist Manor,
             5.125%, 10/1/19....................................     18,924,089
             Escambia Cnty., FL PCRB,
             Champion Intl. Corporate Proj.:
   3,000,000 6.40%, 9/1/30......................................      3,196,770
   2,000,000 6.90%, 8/1/22......................................      2,195,220
             Florida HFA RB:
   2,045,000  8.00%, 12/1/20....................................      2,109,438
   1,600,000 Glen Oaks Apts. Proj.,
             5.80%, 8/1/17......................................      1,677,792
   2,945,000 Mar Logo Vlg. Apts. Proj., Ser. F,
             6.00%, 6/1/39......................................      3,114,661
             St. Cloud Vlg. Proj.:
   4,905,000 Ser. D,
             5.95%, 2/1/30......................................      5,179,533
   1,395,000 Ser. E,
             8.00%, 2/1/30......................................      1,439,180
   1,000,000 The Vineyards Proj., Ser. H,
             6.50%, 11/1/25.....................................      1,073,170
   2,095,000 Florida HFA SFHRB, Ser. A,
              6.65%, 1/1/24.....................................      2,256,399

--------------------------------------------------------------------------------
                               E V E R G R E E N
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Florida Hsg. Fin. Corp. RB:
 $ 3,670,000  Hsg. Hunters Ridge Deerwood,
              5.30%, 12/1/28....................................  $  3,676,056
   3,160,000 Kendall Court Apts., Ser. D, (FNMA),
              5.375%, 8/1/28....................................     3,197,572
             Grand Haven, FL CDD, Spl. Assmt. RB, Ser. A:
  11,325,000  6.30%, 5/1/02.....................................    11,593,289
   3,850,000  6.90%, 5/1/19.....................................     3,983,326
   3,000,000 Heritage Harbor, FL CDD, RB,
              7.75%, 5/1/19.....................................     3,036,750
             Heritage Isles, FL CDD, RB:
   4,000,000  7.10%, 10/1/23....................................     3,949,280
   2,600,000  Ser. A,
              5.75%, 5/1/05.....................................     2,618,564
   2,600,000 Spl. Assmt. RB, Ser. B,
              6.00%, 5/1/20.....................................     2,541,864
             Heritage Oak Park, FL CDD, Spl.
              Assmt. RB:
   2,950,000  Ser. A,
              6.50%, 5/1/20.....................................     2,936,223
   5,885,000 Ser. B,
              6.00%, 5/1/05.....................................     5,812,850
   6,000,000 Heritage Springs, FL CDD, BAN,
              6.25%, 12/15/99...................................     5,996,820
   3,610,000 Hernando Cnty., FL IDA RB,
              Crushed Stone Co.,
              8.50%, 12/1/14....................................     4,055,185
   3,680,000 Hialeah Gardens, FL Hsg. Auth.
              RB, GNMA Affordable Hsg. Program,
              5.80%, 6/20/33....................................     3,898,776
   1,490,000 Hialeah Gardens, FL IDA RB,
              Waterford Convalescent, Ser. A,
              7.875%, 12/1/07...................................     1,610,198
   1,000,000 Hillsborough Cnty., FL HFA
              SFHRB,
              5.875%, 10/1/30...................................     1,047,760
     600,000 Hillsborough Cnty., FL Aviation
              Auth. RB, US Air Proj., Ser. 2,
              8.60%, 1/15/22....................................       664,656
   3,115,000 Homestead, FL IDA RB, Community Rehabilitation
              Providers
              Program, Ser. A,
              7.95%, 11/1/18....................................     3,370,025
   2,500,000 Indian Trace, FL Community Wtr.
              Mgmt., Spl. Benefit GO, Subser. B,
              8.25%, 5/1/11.....................................     2,892,100
             Jacksonville, FL Hlth. Facs.
              Auth. RB, Natl. Benevolent Assn., Cypress Vlg.
              Proj.:
     750,000  7.00%, 12/1/14....................................       808,027
   1,020,000  7.00%, 12/1/22....................................     1,106,221
     500,000  8.00%, 12/1/15....................................       576,605
   2,445,000 Lake Bernadette, FL CDD, Spl.
              Assmt. RB, Ser. A,
              8.00%, 5/1/17.....................................     2,615,490
             Florida - continued
 $ 3,200,000 Lake Cnty., FL Res. Rec. IDRB, NRG/Recovery Group
              Inc.,
              Ser. 1993A,
              5.85%, 10/1/09....................................     3,311,104
             Lee Cnty., FL HFA Single Family Mtge. RB, Multi-
              Cnty. Program:
   2,010,000  Ser. A,
              7.20%, 3/1/27.....................................     2,276,526
   2,795,000  Ser. A6,
              6.45%, 3/1/31.....................................     3,120,674
   2,475,000 Step Bond, Subser. 2
              (Eff. Yield 4.80%) (a),
              6.85%, 3/1/29.....................................     2,802,764
   2,495,000  Subser. 2,
              7.45%, 9/1/27.....................................     2,825,188
   5,370,000  Subser. 3,
              7.50%, 9/1/27.....................................     6,124,646
             Lee Cnty., FL IDA RB:
              Class A:
   1,005,000  5.80%, 10/1/06....................................     1,028,024
   4,840,000  6.25%, 10/1/17....................................     5,018,064
   4,025,000  6.375%, 10/1/25...................................     4,180,204
   1,155,000  Class B,
              5.875%, 10/1/27...................................     1,182,246
     780,000 Encore Nursing Ctr.,
              8.125%, 12/1/07...................................       854,779
   2,710,000 Leon Cnty., FL Edl. Facs. RB, Ser. A, (GNMA),
              8.25%, 5/1/14.....................................     2,863,467
             Lexington Oaks, FL CDD RB:
   1,045,000  Ser. A,
              6.125%, 5/1/19....................................     1,041,175
   8,330,000  Ser. B,
              5.50%, 5/1/05.....................................     8,260,528
   1,125,000 Manatee Cnty., FL HFA MHRB, Conquistador, Ser. A,
              6.25%, 10/1/22....................................     1,216,384
   2,375,000 Manatee Cnty., FL HFA SFHRB,
              Subser. 1,
              7.45%, 5/1/27.....................................     2,692,822
             Martin Cnty., FL IDA RB,
              Indiantown Cogeneration Proj.:
   2,175,000  Ser. A,
              7.875%, 12/15/25..................................     2,482,915
     650,000  Ser. B,
              8.05%, 12/15/25...................................       744,438
   1,245,000 Meadow Point II, FL CDD Capital
              Impt. RB,
              7.75%, 5/1/18.....................................     1,324,244
             Miami Beach, FL Hlth. Facs.
              Auth. Hosp. RB:
   2,000,000 Mt. Sinai Med. Ctr. of FL Proj.,
              5.375%, 11/15/28..................................     1,954,840
   4,500,000 So. Shore Hosp., Ser. A, (ACA),
              5.45%, 8/1/18.....................................     4,529,475
             Miami Beach, FL Redev. Agcy. Tax Increment RB, City
              Ctr. Historic Convention, Ser. B:
   1,000,000  6.25%, 12/1/16....................................     1,069,230
     500,000  6.35%, 12/1/22....................................       534,845

--------------------------------------------------------------------------------
                               E V E R G R E E N
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             North Springs, FL Impt. Dist.
              Spl. Assmt. RB:
 $ 1,950,000  Heron Bay Proj.,
              7.00%, 5/1/19.....................................   $  2,080,221
   5,875,000  Parkland Isles Proj., Ser. B,
              6.25%, 5/1/05.....................................      6,006,130
     300,000  Ser. A,
              7.00%, 5/1/19.....................................        313,371
   1,270,000  Wtr. Mgmt., Ser. A,
              8.20%, 5/1/24.....................................      1,497,520
             Northern Palm Beach Cnty., FL
              Wtr. Ctl. & Impt. Dist. RB:
     500,000  Unit Dev. No. 5D,
              5.50%, 8/1/15.....................................        496,775
   3,800,000  Unit Dev. No. 9A, Ser. A,
              7.20%, 8/1/16.....................................      4,143,330
     500,000 Northern Palm Beach Cnty., FL
              Wtr. Ctl. Dist., Spl. Assmt. RB,
              7.00%, 8/1/15.....................................        541,905
   1,465,000 Northwood, FL CDD RB,
              7.60%, 5/1/17.....................................      1,550,966
   2,605,000 Ocean Hwy. & Port Auth., FL
              PCRB, Jefferson Smurfit Corp.,
              6.50%, 11/1/06....................................      2,700,291
  16,925,000 Orange Cnty., FL HFA MHRB, Hsg.
              Palms At Brentwood, Ser. K,
              6.50%, 12/1/34....................................     16,737,302
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   1,040,000  Lakeside Apts., Inc.,
              6.50%, 7/1/13.....................................      1,129,222
              Orlando Lutheran Tower:
     395,000  8.40%, 7/1/14.....................................        453,432
     370,000  8.75%, 7/1/26.....................................        428,053
  10,140,000 Orange Cnty., FL HFA RB,
              Brentwood Park Apts., Ser. G,
              6.40%, 7/1/32.....................................     10,223,554
             Orange Cnty., FL HFA SFHRB,
              Ser. B, (GNMA/FNMA):
     885,000  5.80%, 9/1/17.....................................        918,435
   2,235,000  5.875%, 3/1/28....................................      2,325,853
   1,095,000  6.85%, 10/1/27....................................      1,178,187
   1,730,000  8.10%, 11/1/21....................................      1,788,024
             Orlando, FL Spl. Assmt. RB,
              Conroy Rd. Interchange Proj.,
              Ser. A:
   1,000,000  5.50%, 5/1/10.....................................        991,690
   2,000,000  5.80%, 5/1/26.....................................      1,978,220
   1,050,000 Osceola Cnty., FL HFA RB, Tierra Vista Apts. Proj.,
              Ser. A,
              5.75%, 12/1/22....................................      1,084,031
     565,000 Overoaks, FL CDD Capital Impt. RB,
              8.25%, 5/1/17.....................................        621,907
             Palm Beach Cnty., FL HFA RB:
   3,860,000  Daughters of Charity, Ser. A, (GNMA)
              7.60%, 3/1/23.....................................      4,060,334
   1,100,000 Winsor Park Apts. Proj., Ser. A,
              5.85%, 12/1/33....................................      1,150,721
     665,000 Palm Beach Cnty., FL HFA SFHRB,
              Ser. A,
              6.50%, 10/1/21....................................        712,847
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Abbey
              Delray So. Proj.:
   2,750,000  5.50%, 10/1/11....................................      2,816,660
   2,500,000  5.50%, 10/1/15....................................      2,529,100
   1,500,000 Palm Beach Cnty., FL IDA RB, Geriatric Care, Inc.
              Proj.,
              6.55%, 12/1/16....................................      1,643,955
   8,200,000 Pasco Cnty., FL HFA MHRB, Park Richey Apts.,
              Ser. A,
              5.95%, 9/1/31.....................................      8,577,610
             Pinellas Cnty., FL Edl. Facs. Auth. RB:
   6,370,000  Barry University Proj.,
              5.375%, 10/1/28...................................      6,327,640
   3,300,000  Clearwater Christian College,
              8.00%, 2/1/11.....................................      3,689,400
     685,000  Eckerd College,
              7.75%, 7/1/14.....................................        746,958
   1,770,000 Pinellas Cnty., FL HFA RB,
              Multi-Cnty. Program, Ser. C1,
              5.45%, 9/1/29.....................................      1,789,753
             Pinellas Cnty., FL Hlth. Facs. Auth. RB:
     150,000  6.75%, 10/1/00....................................        151,566
     100,000  7.00%, 10/1/01....................................        102,220
     200,000  7.25%, 10/1/02....................................        208,522
   1,100,000  8.00%, 10/1/08....................................      1,179,288
   1,750,000 Plantation, FL Hlth. Facs. Auth.
              RB, Covenant Vlg. of FL, Inc.,
              5.125%, 12/1/22...................................      1,692,670
     665,000 Polk Cnty., FL HFA SFHRB, Ser. A,
              7.00%, 9/1/15.....................................        690,882
   5,000,000 Polk Cnty., FL IDA RB, IMC
              Fertilizer, Inc., Ser. A,
              7.525%, 1/1/15....................................      5,305,750
   1,580,000 Quantum, FL CDD, Spl. Assmt. RB,
              7.75%, 3/1/14.....................................      1,701,170
   4,800,000 River Ridge, FL CDD RB,
              5.75%, 5/1/08.....................................      4,806,000
   5,540,000 Sarasota Cnty., FL Hlth. Fac. Auth. RB,
              Hlth. Care Facs. Family Ext. Care,
              6.25%, 11/15/28...................................      5,473,742
             Sarasota Cnty., FL Hlth. Fac. Auth. RB:
   1,000,000  Jewish Hsg. Council,
              7.375%, 7/1/16....................................      1,060,790
   1,500,000  Manatee Jewish Hsg. Council,
              6.70%, 7/1/25.....................................      1,567,590
   1,000,000  Sunnyside Properties,
              6.00%, 5/15/10....................................      1,029,850
   1,830,000 Seminole, FL Wtr. Ctl. Dist., Spl. Assmt. RB, Unit
              of Dev. No. 2,
              7.25%, 8/1/22.....................................      1,950,615
             St. John's Cnty., FL IDA RB:
              Bayview Proj., Ser. A:
   1,125,000  7.00%, 10/1/12....................................      1,206,945
   2,500,000  7.10%, 10/1/26....................................      2,695,950
   2,510,000  Vicars Landing Proj., Ser. A,
              6.75%, 2/15/12....................................      2,670,665
   9,630,000 Stoneybrook, FL CDD Golf Course RB,
              7.00%, 10/1/22....................................      9,530,426

--------------------------------------------------------------------------------
                               E V E R G R E E N
                    Florida High Income Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Volusia Cnty., FL Edl. Facs. Auth. RB,
              Embry-Riddle Aeronautical Univ., Ser. A:
 $ 1,025,000  6.125%, 10/15/16...................................   $  1,100,091
   5,000,000  6.125%, 10/15/26...................................      5,327,200
   2,000,000  Volusia Cnty., FL IDA, First Mtge. RB,
              7.625%, 11/1/26....................................      2,474,620
             Westchase East, FL CDD Capital Impt. RB:
   1,350,000  7.30%, 5/1/18......................................      1,443,623
   1,730,000  7.50%, 5/1/17......................................      1,838,298
   1,000,000  Winter Garden, FL IDA RB, Beverly
               Enterprises,
              8.75%, 7/1/12......................................      1,108,860
             Winter Haven, FL Hsg. Auth. MHRB,
              Abbey Lane Apts., Ser. C:
   1,065,000  7.00%, 7/1/12......................................      1,136,291
   2,000,000  7.00%, 7/1/24......................................      2,130,700
                                                                    ------------
                                                                     399,524,528
                                                                    ------------
             Puerto Rico - 0.6%
     990,000 Cmnwlth. of Puerto Rico Indl.,
              Tourist, Edl., Med. & Env. Ctl. Facs. RB,
              Mennonite General Hosp. Proj., Ser. A,
              6.50%, 7/1/12......................................      1,066,745
   1,475,000 Cmnwlth. of Puerto Rico Port Auth. RB,
              American Airlines Proj.,
              6.25%, 6/1/26......................................      1,591,599
                                                                    ------------
                                                                       2,658,344
                                                                    ------------

--------------------------------------------------------------------------------
  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             U.S. Virgin Islands - 7.4%
             Virgin Islands Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A:
 $ 2,950,000  5.30%, 7/1/21......................................   $  2,959,764
   5,000,000  5.50%, 10/1/18.....................................      5,094,200
  15,000,000  5.50%, 10/1/22.....................................     15,217,650
  10,500,000  5.625%, 10/1/25....................................     10,755,675
                                                                    ------------
                                                                      34,027,289
                                                                    ------------
             Total Municipal Obligations
              (cost $433,195,694)................................    445,227,984
                                                                    ------------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 1.1% (cost $4,929,000)
   4,929,000 Federated Municipal Obligations Fund..................    4,929,000
                                                                    ------------
             Total Investments -
              (cost $438,124,694).........................    98.3%  450,156,984
             Other Assets and Liabilities - net...........     1.7     7,840,417
                                                             -----  ------------
             Net Assets - ................................   100.0% $457,997,401
                                                             =====  ============

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
ACA  Insured by American Capital Acess Corporation
BAN  Bond Anticipation Note
CDA  Community Development Authority
CDD  Community Development District
FNMA Insured by Federal National Mortgage Association
GNMA Insured by Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IDA  Industrial Development Authority
IDRB Industrial Development Revenue Bond
MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond

             See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 96.6%
             Florida - 92.0%
 $ 4,000,000 Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands
              Teaching Hosp., Ser. A, (MBIA),
              6.25%, 12/1/16....................................   $  4,640,480
             Baker Cnty., FL Hosp. Auth. Hlth. RB:
     285,000  4.10%, 12/1/01....................................        285,650
     320,000  4.40%, 12/1/04....................................        320,627
     200,000  4.60%, 12/1/06....................................        200,636
     380,000  4.70%, 12/1/08....................................        378,795
   1,810,000  5.10%, 12/1/13....................................      1,798,724
   3,750,000 Brevard Cnty., FL HFA, MHRB, Windover Oaks, Ser. A,
              (FNMA), 6.90%, 2/1/27.............................      4,245,938
     725,000 Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay
              Springs Vlg., 7.375%, 11/15/04....................        799,030
             Broward Cnty., FL GO:
   4,000,000  9.875%, 7/1/09....................................      5,658,840
   3,000,000  Ser. C,
              6.00%, 1/1/04.....................................      3,231,090
   1,335,000 Broward Cnty., FL HFA RB, Ser. B, (GNMA),
              7.125%, 3/1/17....................................      1,400,268
             Broward Cnty., FL Port Facs. RB, Ser. C:
   9,205,000  5.375%, 9/1/10....................................      9,889,760
   3,700,000  5.375%, 9/1/11....................................      3,952,821
   2,220,000  5.375%, 9/1/12....................................      2,356,441
   3,000,000 Broward Cnty., FL Sch. Dist., GO,
              5.40%, 2/15/05....................................      3,213,150
   5,545,000 Cape Canaveral, FL Hosp. Dist. RB,
              5.25%, 1/1/18.....................................      5,421,346
             Clearwater, FL Hsg. Auth. RB, Hamptons at
              Clearwater:
     500,000  5.35%, 5/1/24.....................................        503,425
   1,350,000  5.40%, 5/1/13.....................................      1,393,187
     500,000 Collier Cnty., FL Hlth. Facs. Auth. RB, The
              Moorings Inc. Proj.,
              7.00%, 12/1/19....................................        555,150
             Dade Cnty., FL Edl. Facs. Auth. RB,
              St. Thomas Univ., (LOC: Sun Bank Miami):
   2,000,000  6.00%, 1/1/10.....................................      2,190,820
   2,000,000  6.00%, 1/1/14.....................................      2,158,720
   1,000,000  6.125%, 1/1/19....................................      1,083,830
      40,000 Dade Cnty., FL Sch. Dist. GO,
              7.375%, 7/1/08....................................         41,404
             Dade Cnty., FL SFHRB:
   3,622,829  Ser. B1,
              6.10%, 3/1/99.....................................      3,864,326
     185,000  Ser. E,
              7.00%, 3/1/24.....................................        193,610
   5,000,000 Dade Cnty., FL Solid Wst. Sys., Spl. Obl., (AMBAC),
              6.00%, 10/1/06....................................      5,593,800
     840,000 Duval Cnty., FL HFA, SFHRB, (GNMA),
              7.35%, 7/1/24.....................................        888,434
   3,000,000 Duval Cnty., FL Sch. Dist. GO, (AMBAC),
              5.90%, 8/1/02.....................................      3,179,760
      75,000 Duval Cnty., FL SFHRB
             7.30%, 7/1/11......................................        79,259
   7,125,000 Escambia Cnty., FL HFA, Single Family Multi-Cnty.
              Program, 5.15%, 10/1/19...........................     7,106,689
             Escambia Cnty., FL Hlth. Facs. Auth. RB: Azalea
              Trace Inc.:
   2,560,000  6.00%, 1/1/15.....................................     2,636,493
   1,250,000  6.10%, 1/1/19.....................................     1,296,712
             Baptist Hosp. & Baptist Manor:
   1,075,000  5.00%, 10/1/05....................................     1,119,667
   1,210,000  5.00%, 10/1/07....................................     1,254,431
   5,000,000  5.125%, 10/1/19...................................     4,878,600
             Baptist Hosp. Inc., Ser. B:
   7,605,000  5.125%, 10/1/14...................................     7,591,691
   2,750,000  6.00%, 10/1/14....................................     2,860,495
             Escambia Cnty., FL PCRB, Champion Int'l. Corp.
              Proj.:
   5,455,000  5.875%, 6/1/22....................................     5,551,772
   2,650,000  6.40%, 9/1/30.....................................     2,823,813
   8,040,000 Everglades, FL Port Auth. RB,
              7.125%, 11/1/16...................................    10,062,221
   2,500,000 Flagler Cnty., FL Sch. Dist. GO,
              5.85%, 9/1/02.....................................     2,684,100
             Florida Hsg. Fin. Agcy. RB:
              Landings at Sea Forest, (AMBAC):
     560,000  5.85%, 12/1/18....................................       589,730
     805,000  6.05%, 12/1/36....................................       849,847
   2,000,000 Multifamily Hsg., Ser. C,
              6.20%, 8/1/16.....................................     2,155,240
   5,200,000 Multifamily Park Colony, Ser. D,
              5.10%, 7/1/05.....................................     5,286,008
   1,895,000  Ser. A,
              6.875%, 10/1/12...................................     1,949,254
             Florida Hsg. Fin. Corp. RB: Homeownership Mtge.,
   2,210,000  Ser. 2,
              4.75%, 7/1/19.....................................     2,225,580
   2,990,000 Hsg. Kendall Court Apt, Ser. D,
              5.35%, 8/1/24.....................................     3,025,581
             Florida Turnpike Auth., Turnpike RB, Dept. of
              Trans.:
   2,000,000  Ser. A, (AMBAC),
              6.90%, 7/1/02.....................................     2,180,240
              Ser. B, (MBIA):
   5,950,000  5.25%, 7/1/11.....................................     6,356,206
   4,370,000  5.25%, 7/1/12.....................................     4,638,493
             Florida Bd. of Ed. Capital Outlay, Pub. Ed.:
              Ser. A:
   8,000,000  5.00%, 6/1/14.....................................     8,179,360
   5,850,000  5.75%, 6/1/10.....................................     6,583,883
              Ser. B:
   5,280,000  5.25%, 6/1/11.....................................     5,660,318
   6,795,000  5.25%, 6/1/12.....................................     7,203,991
   1,250,000  Ser. C,
              7.00%, 6/1/04.....................................     1,264,300

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Florida Division Bond Fin. Dept., Dept. of Env.
              Preservation 2000, Ser. A:
 $ 8,555,000  (MBIA),
              5.25%, 7/1/07.....................................   $  9,219,809
   2,000,000  (AMBAC)
              5.75%, 7/1/13.....................................      2,181,720
   5,600,000  (MBIA)
              6.00%, 7/1/06.....................................      6,287,624
              Dept. of Env. Protection 2000, Ser. B
              (AMBAC):
   6,500,000  6.00%, 7/1/09.....................................      7,408,830
  19,600,000  6.00%, 7/1/10.....................................     22,508,836
             Florida Hsg. Fin. Agcy. RB, (GNMA):
   1,790,000  6.35%, 5/1/26.....................................      1,933,164
     115,000  Homeownership Mtge.,
              7.50%, 9/1/14.....................................        120,158
             Gainesville, FL Util. Sys. RB, Ser. B:
   4,800,000  6.50%, 10/1/13....................................      5,790,144
   3,000,000  7.50%, 10/1/08....................................      3,796,950
   3,000,000  7.50%, 10/1/09....................................      3,836,640
   3,000,000 Greater Orlando, FL, Aviation Auth., Arpt. Facs.
              RB, (FGIC),
              5.75%, 10/1/10....................................      3,324,360
   5,170,000 Halifax, FL Hlth. Care Facs. RB, Halifax Hosp. Med.
              Ctr.,
              5.20%, 4/1/18.....................................      5,059,517
   1,240,000 Halifax, FL Hosp. Med. Ctr., Hlth. Care
              Facs. RB, Halifax Mgmt. Sys., Ser. A,
              4.50%, 4/1/05.....................................      1,262,456
             Hialeah, FL Hsg. Auth. RB:
   1,960,000  Affordable Hsg. Program,
              4.60%, 12/20/08...................................      1,987,734
  12,505,000  Muni. Hsg.,
              9.50%, 11/1/21....................................     17,137,977
             Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist
              Hlth. Sys.:
   3,735,000  5.25%, 11/15/11...................................      3,786,954
   3,935,000  5.25%, 11/15/12...................................      3,962,073
   3,140,000  5.25%, 11/15/13...................................      3,154,224
   3,800,000  5.25%, 11/15/28...................................      3,682,998
   8,945,000 Hillsborough Cnty., FL, Sch. Board Master Lease
              Program,
              5.50%, 7/1/10.....................................      9,824,383
   3,000,000 Jacksonville, FL Hlth. Facs. Hosp. RB, St. Luke's
              Hosp. Assn. Proj.,
              7.125%, 11/15/20..................................      3,268,500
   1,245,000 Jacksonville, FL Hlth. Indl. Dev., Natl.
              Benevolent-Cypress Vlg., Ser. A,
              6.25%, 12/1/26....................................      1,317,584
             Lakeland, FL Elec. & Wtr. RB:
   4,670,000  6.25%, 1/1/04.....................................      5,174,080
   4,000,000  6.50%, 10/1/07....................................      4,664,240
   5,000,000  Refunding and Impt., (FGIC),
              6.00%, 10/1/10....................................      5,754,750
             Lee Cnty., FL Hsg. Auth., SFHRB,
              Ser. A7:
   1,500,000  5.05%, 9/1/29.....................................      1,455,000
   2,800,000  6.40%, 3/1/29.....................................      3,127,012
   2,065,000 Lee Cnty., FL Passenger Fac., Charge RB, (AMBAC),
              5.00%, 10/1/11....................................      2,117,121
   4,890,000 Leesburg, FL Hosp. RB, Leesburg Reg'l. Med. Ctr.
              Proj., Ser. B,
              5.70%, 7/1/18.....................................      5,076,553
             Leon Cnty., FL Edl. Facs. Auth., COP, Southgate:
   1,145,000  8.50%, 9/1/17.....................................      1,630,514
   1,045,000  9.00%, 9/1/04.....................................      1,310,064
   1,140,000  9.00%, 9/1/05.....................................      1,467,043
   1,245,000  9.00%, 9/1/06.....................................      1,637,026
   1,355,000  9.00%, 9/1/07.....................................      1,819,982
   1,475,000  9.00%, 9/1/08.....................................      2,022,771
   1,610,000  9.00%, 9/1/09.....................................      2,237,980
   1,755,000  9.00%, 9/1/10.....................................      2,474,217
   1,915,000  9.00%, 9/1/11.....................................      2,728,109
   2,085,000  9.00%, 9/1/12.....................................      2,995,374
   2,275,000  9.00%, 9/1/13.....................................      3,289,741
   2,480,000  9.00%, 9/1/14.....................................      3,603,415
     685,000 Leon Cnty., FL HFA, SFHRB,
              Multi-Cnty. Program, Ser. B, (GNMA),
              6.25%, 7/1/19.....................................        728,792
             Manatee Cnty., FL HFA Mtge. RB, Single Family,
              SubSer. 1:
   3,015,000  6.25%, 11/1/28....................................      3,237,959
   1,675,000  7.20%, 5/1/28.....................................      1,899,450
             Miami Beach, FL Hlth. Facs. Auth. Hosp. RB:
              Mount Sinai Med. Ctr.:
   2,000,000  5.375%, 11/15/18..................................      1,965,240
  14,300,000  5.375%, 11/15/28..................................     13,977,106
              South Shore Hosp., Ser. A:
   1,660,000  4.30%, 8/1/03.....................................      1,668,599
   2,305,000  4.80%, 8/1/08.....................................      2,324,062
   2,185,000  5.25%, 8/1/13.....................................      2,184,913
             Miami Beach, FL Redev. Agcy., Tax Increment RB,
              City Ctr. Historic Convention Vlg.:
   2,000,000  5.625%, 12/1/09...................................      2,101,760
   3,000,000  5.80%, 12/1/13....................................      3,109,620
   2,000,000  5.875%, 12/1/22...................................      2,060,680
             Miami Dade Cnty., FL Aviation RB, Ser. C, (MBIA):
   4,685,000  5.25%, 10/1/10....................................      4,975,470
   4,930,000  5.25%, 10/1/11....................................      5,204,108
   6,200,000  5.25%, 10/1/16....................................      6,329,394
             Miami Dade Cnty., FL Hsg. Fin., Mtge. RB Villa
              Esperanza Apts. Proj.:
     805,000  4.90%, 10/1/11....................................        806,377
   1,100,000  5.35%, 10/1/28....................................      1,101,826
   1,000,000  5.45%, 10/1/38....................................      1,001,650
   2,875,000 Miami Dade Cnty., FL Pub. Svc. RB, Umsa Pub.
              Impts.,
              5.00%, 10/1/12....................................      2,997,878

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 5,000,000 Miami, FL Hlth. Facs. Auth. RB, (AMBAC),
              5.25%, 8/15/15....................................  $  5,117,400
   1,000,000 North Miami, FL Hlth. Facs. Auth. RB, Catholic
              Hlth. Svcs. Obl. Group,
              6.00%, 8/15/16....................................     1,073,900
   1,335,000 North Springs, FL Wtr. & Swr. RB, Ser. B, (MBIA),
              6.50%, 10/1/16....................................     1,512,128
   1,000,000 North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks
              Apt., Ser. A, (FNMA),
              6.90%, 1/1/24.....................................     1,051,570
             Orange Cnty., FL Hlth. Facs. Auth. RB:
             Hosp. Orlando Reg'l. Hlth.:
   3,500,000  6.25%, 10/1/11....................................     4,094,965
   4,000,000  6.25%, 10/1/12....................................     4,692,560
   3,000,000 Lakeside Alternatives Inc.,
              6.50%, 7/1/13.....................................     3,257,370
              Ser. 3:
   5,225,000  5.30%, 10/1/06....................................     5,648,277
   5,785,000  5.50%, 10/1/08....................................     6,388,202
   2,000,000  5.70%, 10/1/11....................................     2,243,120
             Orlando & Orange Cnty., FL Expressway Auth. RB:
  10,000,000  5.375%, 7/1/10....................................    10,562,600
   4,550,000  6.50%, 7/1/11.....................................     5,442,801
      40,000  8.25%, 7/1/15.....................................        55,630
             Orlando, FL Util. Commission, Wtr. & Elec. RB:
   4,000,000  6.00%, 10/1/10....................................     4,627,560
   4,000,000 Linked SAVRs/RIBs (b)
              5.60%, 10/6/17....................................     4,291,800
             Palm Beach Cnty., FL Criminal Justice Facs. RB,
              (FGIC):
  15,195,000  5.75%, 6/1/12.....................................    17,075,533
   3,000,000  7.20%, 6/1/15.....................................     3,821,160
   1,880,000 Palm Beach Cnty., FL GO, Ser. B,
              6.50%, 7/1/10.....................................     2,255,680
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
     975,000  Abbey Delray South Proj.,
              5.20%, 10/1/06. ..................................     1,004,650
   3,600,000  Acts Retirement Life Community,
              5.125%, 11/15/29..................................     3,457,260
              Good Samaritan Hlth. Sys.:
   3,695,000  6.20%, 10/1/11....................................     4,093,062
   6,000,000  6.30%, 10/1/22....................................     6,671,340
              Hosp. Impt., Boca Raton Community Hosp.:
     930,000  4.00%, 12/1/03....................................       935,571
     970,000  4.00%, 12/1/04....................................       971,930
   1,320,000  5.00%, 12/1/11....................................     1,360,154
   1,390,000  5.00%, 12/1/12....................................     1,417,536
              Waterford Proj.:
     795,000  4.80%, 10/1/02....................................       811,965
     635,000  5.00%, 10/1/03....................................       652,914
     875,000  5.00%, 10/1/04....................................       901,241
     920,000  5.10%, 10/1/05....................................       948,060
     965,000  5.20%, 10/1/06....................................       994,346
     990,000  5.30%, 10/1/07....................................     1,020,017
   6,750,000  5.50%, 10/1/15....................................     6,828,570
   2,000,000 Palm Beach Cnty., FL Indl. Dev. Resource, Geriatric
              Care Inc.,
              6.55%, 12/1/16....................................     2,191,940
   3,695,000 Pasco Cnty., FL HFA RB, Multifamily Hsg., Oak Trail
              Apts. Proj., Ser. A,
              5.35%, 6/1/27.....................................     3,879,085
   5,000,000 Pasco Cnty., FL Hlth. Facs. Auth. RB, Ser. 2,
              5.60%, 10/1/10....................................     5,414,400
   2,500,000 Pembroke Pines, FL, Cons. Util. Sys. RB, (FGIC),
              6.25%, 9/1/04.....................................     2,712,400
             Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry Univ.
              Proj.:
     175,000  4.95%, 10/1/08....................................       177,800
   7,685,000  5.375%, 10/1/23...................................     7,694,453
   2,890,000  5.50%, 10/1/13....................................     3,007,825
   3,240,000 Pinellas Cnty., FL HFA, MHRB, Emerald Bay Apts.,
              Ser. A,
              5.00%, 4/1/28.....................................     3,288,406
             Pinellas Cnty., FL HFA, SFHRB,
              Ser. C1:
   1,800,000  5.375%, 9/1/19....................................     1,820,160
   1,790,000  5.40%, 9/1/22.....................................     1,810,030
   5,455,000  6.30%, 3/1/29.....................................     5,885,781
   1,000,000 Plantation, FL Hlth. Facs. Auth. RB, Covenant Vlg.
              Inc.,
              5.00%, 12/1/14....................................       980,690
   8,350,000 Polk Cnty., FL IDA RB, Tampa Elec. Co. Proj.,
              5.85%, 12/1/30....................................     8,925,565
   5,500,000 Reedy Creek, FL Impt. Dist. RB, Ser. A, (MBIA)
              6.15%, 6/1/03.....................................     5,854,538
   2,000,000 Saint Petersburg, FL Pub. Util. RB,
              6.40%, 10/1/01....................................     2,077,520
   1,800,000 Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside
              Property,
              6.00%, 5/15/10....................................     1,853,730
             Sarasota Cnty., FL Util. Sys. RB, Capital
              Appreciation, Ser. A, (AMBAC):
   2,345,000  (Eff. Yield 9.12%) (a),
              0.00%, 6/1/19.....................................       589,299
   2,725,000  (Eff. Yield 9.16%) (a),
              0.00%, 6/1/16.....................................       852,843
   3,000,000 Seminole Cnty., FL Sch. Dist., (MBIA),
              6.00%, 8/1/03.....................................     3,270,150
             St. John's Cnty., FL IDA RB:
   2,000,000  5.50%, 3/1/17.....................................     2,089,880
   1,250,000 Professional Golf Hall of Fame, Ser. A,
              5.25%, 3/1/11.....................................     1,313,175

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Florida Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   200,000 Tallahassee, FL Hlth. Facs. RB, Tallahassee Mem.
              Reg'l. Med. Ctr., (MBIA),
              6.625%, 12/1/13...................................   $    227,290
             Tampa, FL Hlth. Sys. Catholic Hlth. RB, Ser. A1:
   5,000,000  5.50%, 11/15/13...................................      5,443,400
   4,000,000  5.50%, 11/15/14...................................      4,338,560
             Volusia Cnty., FL Edl. Facs. Auth. RB,
              Embry-Riddle Aero, Ser. A:
   3,500,000  6.125%, 10/15/16..................................      3,756,410
   2,600,000  6.125%, 10/15/26..................................      2,770,144
                                                                   ------------
                                                                    608,152,893
                                                                   ------------
             Illinois - 1.1%
   7,500,000 Chicago, IL O'Hare Int'l. Arpt. Spl. Fac. RB,
              United Air Lines Inc. Proj., Ser. A,
              5.35%, 9/1/16.....................................      7,466,175
                                                                   ------------
             Puerto Rico - 0.2%
     870,000 Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med. &
              Env. Ctl. Facs RB, Hosp. Auxilio Mutuo Obl., Ser.
              A,
              6.25%, 7/1/24.....................................        973,278
                                                                   ------------
             U. S. Virgin Islands - 3.3%
             Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser.
              A:
   5,335,000  5.20%, 10/1/10....................................      5,460,799
   6,250,000  5.50%, 10/1/18....................................      6,367,750
   6,550,000 Virgin Islands, Wtr. & Pwr. Auth. Elec. Sys. RB,
              5.125%, 7/1/12....................................      6,734,186
   2,945,000 Virgin Islands, Wtr. & Pwr. Auth. RB,
              5.375%, 7/1/10....................................      3,123,644
                                                                   ------------
                                                                     21,686,379
                                                                   ------------
             Total Municipal Obligations
              (cost $611,675,847)...............................    638,278,725
                                                                   ------------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 2.6% (cost $17,478,000)
  17,478,000 Federated Municipal Obligations Fund................     17,478,000
                                                                    ------------
             Total Investments -
             (cost $629,153,847)..........................    99.2%  655,756,725
             Other Assets and
             Liabilities - net............................     0.8     5,142,863
                                                             -----  ------------
             Net Assets - ................................   100.0% $660,899,588
                                                             =====  ============

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(b) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP  Certificate of Participation
FGIC Insured by Federal Guaranty Insurance Company
FNMA Insured by Federal National Mortgage Association
GNMA Insured by Government National Mortgage Association
GO   General Obligation
HFA  Housing Finance Authority
IDA  Industrial Development Authority
LOC  Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation
MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
RIBs Residual Interest Bond
SAVRs Select Auction Variable Rate Security
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 94.7%
            Georgia - 83.7%
 $1,000,000 Albany Dougherty, GA Dev. Auth.,
             Solid Wst. Disp. RB, Procter & Gamble Paper Prod.,
             5.30%, 5/15/26.....................................  $  1,010,880
  2,000,000 Americus Sumpter Cnty., GA Hosp. RB, Regl. Sumpter
             Hosp. Proj., Anticipation Certificates, (AMBAC),
             5.25%, 12/1/14.....................................     2,081,640
            Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr.
             Corp., Hatch Proj., (MBIA):
  1,055,000  7.125%, 1/1/15.....................................     1,195,632
    500,000  7.15%, 1/1/21......................................       564,845
            Atlanta, GA, Arpt. Facs. RB:
  1,000,000  (AMBAC),
             6.50%, 1/1/10......................................     1,178,580
  2,000,000  Ser. A,
             6.50%, 1/1/06......................................     2,282,620
            Baldwin Cnty., GA Hosp. Auth. RB, Oconee Regl. Med.
             Ctr.:
  1,465,000  5.25%, 12/1/12.....................................     1,469,190
  2,000,000  5.25%, 12/1/22.....................................     1,923,700
  4,000,000 Brunswick & Glynn Cnty., GA Dev. Auth. RB, Georgia
             Pacific Corp. Proj.,
             5.55%, 3/1/26......................................     3,977,800
    300,000 Butts Cnty., GA COP, (MBIA),
             6.75%, 12/1/14.....................................       342,006
    300,000 Camden Cnty., GA Joint Dev. Auth. PCRB, Union
             Carbide Corp. Proj.,
             5.00%, 1/1/12......................................       298,884
    500,000 Carroll Cnty., GA Wtr. Auth., Wtr. & Swr. RB,
             (AMBAC),
             5.25%, 7/1/16......................................       518,855
  1,820,000 Cartersville, GA Dev. Auth. RB, Wtr. & Wst. Facs.,
             7.40%, 11/1/10.....................................     2,245,061
    120,000 Cartersville, GA GO,
             6.70%, 1/1/12......................................       143,843
    500,000 Clayton Cnty., GA Hsg. Auth. Mtge. RB, (FHA/VA),
             7.125%, 12/1/25....................................       548,750
  1,600,000 Coffee Cnty., GA Hosp. Auth. RB, Anticipation
             Certificates, Coffee Regl. Med. Ctr. Ser. A,
             6.75%, 12/1/16.....................................     1,691,136
            College Park, GA Business & IDA., Civic Ctr. Proj.
             RB, Ser. A, (FSA):
  1,435,000  5.70%, 9/1/09......................................     1,585,001
  1,470,000  5.75%, 9/1/10......................................     1,621,101
  1,000,000 Conyers, GA Wtr. & Swr. RB, Ser. A, (AMBAC) (ETM),
             6.60%, 7/1/15......................................     1,145,910
            DeKalb Cnty., GA Hsg., Auth. RB:
  1,455,000  Multifamily, North Hill Apartments Proj. (FNMA),
             6.625%, 1/1/05.....................................     1,585,775
    500,000 The Lakes at Indian Creek Proj., (FSA),
             7.15%, 1/1/25......................................       546,955
    500,000 DeKalb Cnty., GA Sch. Dist., GO, Ser. A,
             6.25%, 7/1/11......................................       586,840
  1,000,000 Effingham Cnty., GA Dev. Auth., Solid Wst. Disp. RB,
             Fort James Proj.,
             5.625%, 7/1/18.....................................     1,001,660
            Effingham Cnty., GA Sch. Dist., GO (MBIA):
  1,260,000  6.25%, 2/1/07......................................     1,436,299
  1,160,000  6.25%, 2/1/08......................................     1,335,531
    500,000  6.25%, 2/1/09......................................       579,430
            Fayette Cnty., GA, Sch. Dist., GO:
    600,000  6.125%, 3/1/15.....................................       664,638
  2,200,000  6.25%, 3/1/06......................................     2,490,070
  1,000,000 Forsyth Cnty., GA Sch. Dist., GO,
             6.75%, 7/1/16......................................     1,216,550
            Fulton Cnty., GA Wtr., & Swr. RB:
  1,420,000  6.25%, 1/1/06......................................     1,603,279
  1,500,000  6.25%, 1/1/09......................................     1,736,625
    390,000  6.375%, 1/1/14.....................................       460,828
  3,000,000 Fulton Cnty., GA Dev. Auth., Special Facs. RB, Delta
             Airlines Inc., Proj.,
             5.45%, 5/1/23......................................     2,989,770
            Gainesville, GA, Wtr. & Swr. RB, (FGIC):
  1,000,000  5.25%, 11/15/10....................................     1,081,880
  1,000,000  Ser. B, Prerefunded,
             7.20%, 11/15/10....................................     1,084,830
    500,000 George L. Smith II, GA, World Congress Ctr. Auth.
             RB, Domed Stadium Proj., (MBIA),
             7.875%, 7/1/20.....................................       537,115
    395,000 Georgia Hsg. & Fin. Auth. RB, Ser. A, (FHA/VA),
             6.55%, 12/1/27.....................................       419,984
            Georgia Muni. Elec. Auth., Pwr. RB:
  1,000,000  6.25%, 1/1/17......................................     1,158,000
  1,000,000 Project One Subordinated, Ser. A, (MBIA),
             6.00%, 1/1/07......................................     1,116,380
    500,000  Ser. B
             6.20%, 1/1/10......................................       569,060
    400,000 Ser. EE, (AMBAC),
             7.25%, 1/1/24......................................       526,504
  1,000,000 Georgia State, GO, Ser. B,
             7.00%, 11/1/08.....................................     1,080,300
    500,000 Glynn-Brunswick, GA, Memorial Hosp. Auth., RAN,
             (MBIA),
             6.00%, 8/1/16......................................       544,140
    500,000 Griffin Spaulding Cnty., GA Sch. Sys., GO, (FSA),
             7.50%, 2/1/02......................................       552,320
  2,500,000 Gwinnett Cnty., GA Wtr. & Swr. RB., COP,
             8.60%, 8/1/03......................................     2,986,550
            Hall Cnty., GA, Sch. Dist., GO, Prerefunded,
             (AMBAC):
  1,210,000  6.45%, 12/1/09.....................................     1,391,936
    500,000  6.70%, 12/1/14.....................................       581,585
  1,000,000 Macon, GA Wtr. Auth., Wtr. & Swr. RB,
             5.25%, 10/1/16.....................................     1,032,420

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
            Georgia - continued
            Metro Atlanta, GA Rapid Transit Auth., RB, Georgia
             Sales Tax RB:
 $  830,000  Ser. D, (FGIC) (ETM),
             7.00%, 7/1/11......................................   $  1,030,229
  1,000,000  Ser. P, (AMBAC),
             6.25%, 7/1/11......................................      1,170,550
  1,000,000 Middle, GA Coliseum Auth. RB, Georgia Coliseum,
             Ser. A,
             5.375%, 7/1/14.....................................      1,053,720
            Monroe Cnty., GA Dev. Auth., PCRB, Oglethorpe Power
             Corp. Ser. A:
  1,000,000  6.45%, 1/1/05......................................      1,122,120
  1,000,000  6.70%, 1/1/09......................................      1,180,370
    525,000 Peach Cnty., GA Sch. Dist. GO, (MBIA),
             6.50%, 2/1/06......................................        601,010
    800,000 Private Colleges & Univ. Auth., Georgia RB, Agnes
             Scott College, (MBIA),
             5.25%, 6/1/13......................................        844,432
  1,500,000 Richmond Cnty., GA Dev. Auth. RB,  Southern Care,
             Ser. C, (Eff. Yield
             5.72%)(a), (ETM),
             0.00%, 12/1/21.....................................        416,385
    775,000 Savannah, GA EDA, Southern Care, Ser. C, (Eff. Yield
             5.72%)(a), (ETM),
             0.00%, 12/1/21.....................................        215,132
            Savannah, GA EDA RB, Mighty Eighth Air Force:
  1,000,000  5.875%, 1/1/12.....................................      1,080,340
    860,000  5.875%, 1/1/15.....................................        910,774
            Savannah, GA Hosp. Auth. RB, St. Joseph's Hosp.
             Proj.:
  1,640,000  5.25%, 7/1/13......................................      1,718,080
  1,495,000  5.25%, 7/1/13......................................      1,566,177
  1,500,000  6.125%, 7/1/12.....................................      1,660,095
    500,000  6.20%, 7/1/23......................................        554,850
  1,300,000 Washington, GA Cnty. Sch. Dist., GO, (AMBAC),
             6.875%, 1/1/14.....................................      1,518,894
                                                                   ------------
                                                                     75,365,846
                                                                   ------------
            Maryland - 0.8%
    750,000 Frederick Cnty., MD Spl. Obl., Urban CDA,
             6.625%, 7/1/25......................................       764,535
                                                                   ------------
            South Carolina - 1.1%
  1,000,000 Georgetown Cnty., SC PCRB,
             5.125%, 2/1/12......................................     1,025,180
                                                                   ------------
            Virginia - 3.2%
  1,000,000 Charles City Cnty., VA IDA RB,
             4.875%, 2/1/09......................................       993,750
  1,750,000 James City Cnty., NC Residential Care Facs. RB, First
             Mtge., Williamsburg Landing,
             6.625%, 3/1/19......................................     1,842,628
                                                                   ------------
                                                                      2,836,378
                                                                   ------------
            Puerto Rico - 1.3%
  1,000,000 Cmnwlth. of Puerto Rico, GO, (MBIA),
             6.25%, 7/1/08.......................................     1,162,110
                                                                   ------------
            U.S. Virgin Islands - 4.6%
  2,000,000 Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser. A,
             5.50%, 10/1/22......................................     2,029,020
  2,000,000 Virgin Islands, Wtr. & Pwr. Auth., Elec. Sys. RB,
             5.25%, 7/1/09.......................................     2,110,160
                                                                   ------------
                                                                      4,139,180
                                                                   ------------
            Total Municipal Obligations
             (cost $80,175,285)..................................    85,293,229
                                                                   ------------
--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 2.7% (cost $2,442,000)
  2,442,000 Federated Municipal Obligations Fund...........            2,442,000
                                                                     -----------
            Total Investments -
             (cost $82,617,285)............................    97.4%  87,735,229
            Other Assets and
             Liabilities - net.............................     2.6    2,300,225
                                                              -----  -----------
            Net Assets - ..................................   100.0% $90,035,454
                                                              =====  ===========

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Georgia Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

(a) Effective yield (calculated at the time of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
CDA  Community Development Authority
COP  Certificate of Participation
EDA  Economic Development Authority
ETM  Escrowed to Maturity
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
FNMA Insured by Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Company
GO   General Obligation
IDA  Industrial Development Authority
MBIA Insured by Municipal Bond Investors Assurance Corporation
PCRB Pollution Control Revenue Bond
RAN  Revenue Anticipation Note
RB   Revenue Bond
VA   Guaranteed by Veteran's Authority

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 96.5%
            District of Columbia - 4.7%
            District of Columbia Metro. Area Transit Auth. RB:
 $  500,000  6.00%, 7/1/07......................................   $    562,785
  1,000,000  6.00%, 7/1/08......................................      1,135,420
                                                                   ------------
                                                                      1,698,205
                                                                   ------------
            Maryland - 83.3%
  1,230,000 Annapolis, MD EDRB, St. John's College Fac.,
             5.50%, 10/1/18.....................................      1,248,253
  1,000,000 Baltimore Cnty., MD Auto Parking RB,
             5.25%, 7/1/08......................................      1,052,220
  1,580,000 Calvert Cnty., MD PCRB, Baltimore Gas & Elec. Co.
             Proj.,
             5.55%, 7/15/14.....................................      1,670,992
  1,400,000 Carroll Cnty., MD GO, Cnty. Commissioners, Cons.
             Pub. Impt.,
             5.35%, 12/1/16.....................................      1,461,586
  1,000,000 Frederick Cnty., MD Spl. Obl. RB, Urbana CDA,
             6.625%, 7/1/25.....................................      1,019,380
  1,000,000 Harford Cnty., MD MHRB, Perkins Place Proj., Ser. A,
             5.00%, 9/1/28......................................      1,007,020
    575,000 Howard Cnty., MD GO, Cons. Pub. Impt.,
             5.25%, 8/15/11.....................................        612,312
            Maryland CDA Dept. of Hsg. & Cmnty. Dev.:
    720,000 Residential RB, Ser. B, (FHA),
             5.30%, 9/1/23......................................        724,774
    500,000 SFHRB, 1st Ser.,
             5.15%, 4/1/18......................................        495,180
  1,470,000 SFHRB, 5th Ser.,
             5.40%, 4/1/08......................................      1,532,563
  1,000,000 Maryland GO, State & Local Facs. Loan, 1st Ser.,
             5.70%, 3/15/10.....................................      1,094,170
            Maryland Hlth. & Higher Edl. Facs. Auth. RB:
            Calvert Memorial Hosp.:
    450,000  4.80%, 7/1/10......................................        457,065
    500,000  5.00%, 7/1/19......................................        491,195
    500,000 Doctors Cmnty. Hosp. Inc.,
             5.50%, 7/1/24......................................        495,840
  1,000,000 Francis Scott Key Med. Ctr.,
             5.30%, 7/1/08......................................      1,058,290
  1,000,000 Medlantic/Helix Issue, Ser. B,
             5.25%, 8/15/15.....................................      1,040,610
    500,000 Memorial Hosp. at Easton, (MBIA),
             5.25%, 7/1/12......................................        529,270
    225,000 Union Hosp. of Cecil Cnty.,
             4.60%, 7/1/09......................................        226,462
    500,000 Upper Chesapeake Hosp., (FSA),
             5.50%, 1/1/20......................................        522,385
  1,800,000 Maryland Stadium Auth. Lease RB, Convention Ctr.
             Expansion Proj., (AMBAC),
             5.875%, 12/15/11...................................      1,991,826
    850,000 Maryland Trans. Facs. Auth. RB,
             5.80%, 7/1/06......................................        944,809
    500,000 Montgomery Cnty., MD GO, Cons. Pub. Impt., Ser. A,
             5.75%, 7/1/06.......................................       556,210
  1,250,000 Northeast MD Wst. Disp. Auth. Res. Rec. RB, Baltimore
             Resco Retrofit Proj.,
             5.00%, 1/1/12.......................................     1,235,925
    900,000 Northeast MD Wst. Disp. Auth. Sld. Wst. RB,
             Montgomery Cnty. Res. Rec. Proj.,
             6.30%, 7/1/16.......................................       964,413
  1,000,000 Ocean City, MD GO, (MBIA),
             5.50%, 3/15/09......................................     1,071,970
  1,300,000 Prince Georges Cnty., MD IDA Lease RB, Hyattsville
             Dist. Court Fac., Ser. A,
             6.00%, 7/1/09.......................................     1,438,372
  1,400,000 Univ. of MD, Sys. Auxilliary Fac. & Tuition RB, Ser.
             A, 5.40%, 4/1/09....................................     1,506,498
            Washington, MD Suburban Sanitation Dist., Wtr. Supply
             RB:
  1,600,000  5.375%, 6/1/11......................................     1,702,624
  1,700,000  5.50%, 6/1/10.......................................     1,822,247
                                                                    -----------
                                                                     29,974,461
                                                                    -----------
            South Carolina - 1.4%
    500,000 Georgetown Cnty., SC PCRB, Int'l Paper Co. Proj.,
             5.125%, 2/1/12......................................       512,590
                                                                    -----------
            Virginia - 2.1%
    750,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Ser. A,
             6.20%, 4/1/28.......................................       764,025
                                                                    -----------
            U. S. Virgin Islands - 5.0%
  1,000,000 Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser. A,
             5.625%, 10/1/25.....................................     1,024,350
    750,000 Virgin Islands, Wtr. & Pwr. Auth. Elec. Sys. RB,
             5.30%, 7/1/18.......................................       754,395
                                                                    -----------
                                                                      1,778,745
                                                                    -----------
            Total Municipal Obligations
             (cost $33,400,345)..................................    34,728,026
                                                                    -----------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 2.1% (cost $746,000)
    746,000 Federated Municipal Obligations Fund ..................      746,000
                                                                     -----------
            Total Investments -  (cost $34,146,345)........    98.6%  35,474,026
            Other Assets and Liabilities - net.............     1.4      516,795
                                                              -----  -----------
            Net Assets - ..................................   100.0% $35,990,821
                                                              =====  ===========

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Maryland Municipal Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
CDA   Community Development Authority
EDRB  Economic Development Revenue Bond
FHA   Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance Company
GO    General Obligation
IDA   Industrial Development Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.2%
             Illinois - 2.5%
 $ 3,775,000 Chicago, IL O'Hare Int'l. Arpt. Spl. Facs. RB,
              United Air Lines Proj., Ser. B,
              5.20%, 4/1/11.....................................   $  3,829,020
   4,000,000 Illinois Dev. Fin. Auth. Solid Wst. Disposal RB,
              Wst. Mgmt. Inc. Proj.,
              5.05%, 1/1/10.....................................      4,000,000
                                                                   ------------
                                                                      7,829,020
                                                                   ------------
             Louisiana - 0.3%
   1,000,000 Saint Charles Parish, LA PCRB, Union Carbide Corp.
              Proj.,
              5.10%, 1/1/12.....................................        996,300
                                                                   ------------
             North Carolina - 89.6%
   1,435,000 Asheville, NC Hsg. Auth MHRB, Woodridge Apts.,
              (GNMA),
              5.80%, 11/20/39...................................      1,489,458
   1,000,000 Buncombe Cnty., NC GO,
              5.10%, 3/1/10.....................................      1,070,500
   1,205,000 Burlington, NC Burlington Homes Section 8, Ser. A,
              6.00%, 8/1/09.....................................      1,279,782
   2,480,000 Cabarrus Cnty., NC GO, (MBIA),
              5.30%, 2/1/11.....................................      2,659,304
   1,000,000 Chapel Hill, NC Parking Facs. RB, COP,
              6.35%, 12/1/18....................................      1,106,450
              Charlotte, NC COP:
   1,735,000  Cityfair Parking Fac. Proj., Ser. A,
              6.125%, 6/1/10....................................      1,910,339
   1,000,000  Convention Fac. Proj., (AMBAC),
              6.65%, 12/1/03....................................      1,096,500
              Stadium Parking Fac. Proj., Ser. C:
   1,245,000  6.00%, 6/1/10.....................................      1,363,561
   1,475,000  6.00%, 6/1/14.....................................      1,612,544
   5,000,000 Charlotte, NC GO,
              5.00%, 2/1/10.....................................      5,329,500
   1,425,000 Charlotte, NC Hsg. Dev. Corp., Mtge. RB, Vantage 78
              Apts.,
              6.60%, 7/15/21....................................      1,494,626
             Charlotte, NC Mecklenberg Hosp. RB:
   1,050,000  5.75%, 1/1/12.....................................      1,119,447
   1,495,000  6.00%, 1/1/05.....................................      1,608,889
  20,000,000 Charlotte, NC Spl. Facs. RB, Charlotte Douglas
              Int'l. Arpt.,
              5.60%, 7/1/27.....................................     19,608,600
   2,000,000 Craven Cnty., NC GO,
              6.40%, 6/1/00.....................................      2,078,020
   4,000,000 Craven Cnty., NC Indl. Facs. & Pollution Ctl. Fin.
              Auth. RB, Weyerhaeuser Co. Proj.,
              6.35%, 1/1/10.....................................      4,278,040
   2,390,000 Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A,
              (AMBAC),
              6.40%, 12/1/24....................................      2,745,919
             Cumberland Cnty., NC GO:
   2,100,000  5.90%, 2/1/10.....................................      2,304,687
   2,100,000  5.90%, 2/1/11.....................................      2,304,687
   2,100,000  5.90%, 2/1/12.....................................      2,304,687
             Durham Cnty., NC COP:
              Hosp. & Office Facs. Proj.:
 $ 1,235,000  5.60%, 5/1/06.....................................   $  1,352,362
   1,305,000  5.70%, 5/1/07.....................................      1,437,066
   1,375,000  5.75%, 5/1/08.....................................      1,518,399
   1,485,000 New Durham Corp. Ser. B,
              5.25%, 12/1/11....................................      1,595,142
   2,750,000 Durham Cnty., NC MHRB, Ivy Commons Proj.,
              8.00%, 3/1/29.....................................      2,847,625
   1,160,000 Durham Cnty., NC New Durham Corp, Ser. A,
              5.25%, 12/1/10....................................      1,253,032
             Durham Cnty., NC Pub. Impt. Bonds, Ser. 95:
   2,400,000  5.80%, 2/1/10.....................................      2,651,856
   2,400,000  5.80%, 2/1/11.....................................      2,645,184
             Fayetteville, NC Pub. Works Commission RB, Ser. A:
   2,000,000  6.00%, 3/1/12.....................................      2,151,560
   1,360,000  6.75%, 3/1/03.....................................      1,509,110
   1,305,000  6.75%, 3/1/04.....................................      1,474,154
   1,380,000  6.75%, 3/1/05.....................................      1,583,454
   1,025,000 Franklin Cnty., NC COP, Jail & Sch. Proj., (FGIC),
              6.20%, 6/1/04.....................................      1,140,774
     915,000 Fremont, NC Hsg. Dev. Corp. RB, Torhunta Apts.,
              (FHA),
              6.75%, 7/15/22....................................        966,615
             Gastonia, NC Combined Util. Sys. RB, (MBIA):
   1,000,000  6.00%, 5/1/14.....................................      1,118,470
   1,505,000  6.10%, 5/1/19.....................................      1,690,311
             Greensboro, NC Combined Enterprise Sys. RB, Ser. A:
   1,615,000  5.20%, 6/1/10.....................................      1,707,265
     880,000  6.50%, 6/1/02.....................................        956,252
   1,050,000  6.50%, 6/1/03.....................................      1,161,426
   1,300,000  6.50%, 6/1/05.....................................      1,481,493
             Greensboro, NC COP, Colliseum Arena Expansion
              Proj.:
   1,000,000  6.40%, 12/1/01....................................      1,076,900
   1,100,000  6.65%, 12/1/04....................................      1,201,563
   1,000,000 Harnett Cnty., NC COP, (AMBAC),
              6.40%, 12/1/14....................................      1,130,550
             Haywood Cnty., NC Indl. Facs. & Pollution Ctl.,
              Fin. Auth. RB, Champion Int'l. Corp. Proj.:
   2,500,000  6.00%, 3/1/20.....................................      2,587,175
   1,750,000  6.25%, 9/1/25.....................................      1,843,730
             Martin Cnty., NC Indl. Facs. & Pollution Ctl., Fin.
              Auth. RB, Weyerhaeuser Co. Proj.:
   4,750,000  6.80%, 5/1/24.....................................      5,191,987
   1,100,000  8.50%, 6/15/99....................................      1,117,523
   6,500,000 Mecklenburg Cnty., NC GO,
              5.00%, 4/1/09.....................................      6,940,635

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
             Mecklenburg Cnty., NC Pub. Impt. RB:
 $ 4,095,000  5.40%, 4/1/08.....................................  $  4,402,084
   5,000,000  5.40%, 4/1/09.....................................     5,355,850
             New Hanover Cnty., NC Hosp. RB New Hanover Reg'l.
              Med Ctr. Proj.:
   2,745,000  5.25%, 10/1/11....................................     2,914,915
   2,875,000  5.25%, 10/1/12....................................     3,030,624
   2,970,000  5.25%, 10/1/13....................................     3,106,561
   1,000,000 North Carolina Coastal Reg'l. Solid Wst. Mgmt.
              Auth. RB, Solid Wst. Disposal Sys.,
              6.50%, 6/1/08.....................................     1,081,840
             North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys.
              RB:
              Ser. A:
   1,200,000  5.00%, 1/1/17.....................................     1,227,036
   5,000,000  5.00%, 1/1/21.....................................     5,038,450
   5,000,000  5.70%, 1/1/13 (MBIA)..............................     5,422,300
   1,550,000  6.00%, 1/1/26.....................................     1,774,797
   3,750,000  6.50%, 1/1/18 (ETM)...............................     4,252,912
   5,440,000  Ser. B,
              6.00%, 1/1/22.....................................     5,835,270
              Ser. C:
   6,500,000  6.00%, 1/1/18 (AMBAC).............................     7,355,465
   7,965,000  7.00%, 1/1/07.....................................     9,104,473
             North Carolina Hsg. Fin. & Dev. Auth. RB, SFHRB:
   1,060,000  Ser. EE,
              5.90%, 9/1/13.....................................     1,126,165
   3,775,000  Ser. JJ,
              6.15%, 3/1/11.....................................     4,047,291
   1,140,000  Ser. T,
              7.05%, 9/1/20.....................................     1,208,138
     970,000  Ser. W,
              6.20%, 9/1/09.....................................     1,036,193
  15,600,000 North Carolina Hwy. RB, Ser. A,
              5.00%, 5/1/11.....................................    16,521,336
             North Carolina Med. Care Commission Hosp. RB:
             Annie PA Mem. Hosp.:
   1,000,000  5.25%, 1/1/12.....................................       981,260
   2,350,000  5.375%, 1/1/22....................................     2,276,233
     920,000 Carolina Medicorp Proj.,
              6.30%, 5/1/01.....................................       974,528
   2,630,000 Gaston Hlth. Care RB,
              5.375%, 2/15/11...................................     2,769,101
             Grace Hosp. Inc.:
   3,825,000  5.25%, 10/1/13....................................     3,944,799
   1,110,000  6.50%, 10/1/05....................................     1,266,011
   1,180,000  6.50%, 10/1/06....................................     1,359,053
             High Point Reg'l. Hlth. Sys.:
   1,605,000  5.50%, 10/1/08....................................     1,751,119
   1,445,000  5.50%, 10/1/09....................................     1,574,313
   3,100,000 Hlth. Care Facs.,
              5.75%, 7/1/19.....................................     3,061,312
             Hlth. Care Facs., First Mtge., Deerfield Episcopal:
  11,595,000  5.30%, 11/1/04....................................     11,871,889
   3,550,000  5.85%, 7/1/27.....................................      3,546,769
     500,000  6.875%, 10/1/09...................................        527,890
   5,000,000 Hlth. Care Facs., Stanly Mem. Hosp. Proj., (AMBAC),
              5.375%, 10/1/14...................................      5,234,450
   2,320,000 Northeast Med. Ctr. Proj. RB,
              5.00%, 11/1/10....................................      2,417,904
   5,035,000 Pitt Cnty. Mem. Hosp. RB, Ser. A,
              5.25%, 12/1/10....................................      5,338,359
             Presbyterian Hlth. Svcs. Co. Proj.:
     900,000  6.125%, 10/1/14...................................        988,938
     925,000  7.30%, 10/1/15....................................      1,000,758
             Rex Hosp. Proj.:
   2,500,000  6.125%, 6/1/10....................................      2,774,475
   3,700,000  6.25%, 6/1/17.....................................      4,124,279
             Transylvania Community Hosp. Inc.:
   1,130,000  5.50%, 10/1/12....................................      1,125,118
   1,090,000  5.75%, 10/1/19....................................      1,085,760
             North Carolina Muni. Pwr. Agcy., Elec. RB,
              Catawba Elec.:
  11,500,000  7.25%, 1/1/07.....................................     13,597,210
   5,500,000  5.00%, 1/1/20.....................................      5,563,800
             North Carolina Student Edl. Assistance Auth. RB:
             Ser. A:
   1,000,000  6.05%, 7/1/10.....................................      1,054,120
   2,000,000  6.30%, 7/1/15.....................................      2,127,780
   2,375,000  Ser. C,
              6.35%, 7/1/16.....................................      2,540,490
   1,000,000 Pitt Cnty., NC COP, Pitt Cnty. Pub. Facs., Ser. A,
              (MBIA),
              5.55%, 4/1/12.....................................      1,082,040
   1,835,000 Univ. of NC Chapel Hill Parking Sys. RB, Ser. A,
              5.60%, 5/15/17....................................      1,947,394
   3,865,000 Winston Salem, NC GO,
              8.875%, 6/1/00....................................      4,130,294
                                                                   ------------
                                                                    287,976,279
                                                                   ------------
             West Virginia - 0.9%
   3,000,000 Kanawha Cnty., WV PCRB, Union Carbide Corp. Proj.,
              5.10%, 1/1/12.....................................      2,988,900
                                                                   ------------
             Puerto Rico - 2.3%
   2,535,000 Cmnwlth. of Puerto Rico GO, (MBIA),
              6.25%, 7/1/09.....................................      2,965,012

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      North Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - continued
             Cmnwlth. of Puerto Rico Indl. Tourist, Edl., Med. &
              Env. Ctl, Facs. RB,
             Mennonite General Hosp. Proj., Ser. A:
 $ 1,425,000  5.625%, 7/1/17....................................   $  1,439,777
     500,000  5.625%, 7/1/27....................................        503,085
   1,000,000 Comnwlth. of Puerto Rico Muni. Fin. Agcy., Ser. A,
              5.70%, 7/1/03.....................................      1,070,040
   1,400,000 Comnwlth. of Puerto Rico Port Auth. RB, American
              Airlines Proj., Ser. A,
              6.25%, 6/1/26.....................................      1,510,670
                                                                   ------------
                                                                      7,488,584
                                                                   ------------

             U.S. Virgin Islands - 1.6%
   5,000,000 Virgin Islands, Pub. Fin. Auth., Refunding Sr.
              Lien, Ser. A,
              5.20%, 10/1/10.....................................      5,117,900
                                                                    ------------
             Total Municipal Obligations (cost $295,494,088).....    312,396,983
                                                                    ------------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 4.7% (cost $15,151,000)
  15,151,000 Federated Municipal Obligations Fund...............     15,151,000
                                                                   ------------
             Total Investments - (cost $310,645,088).....   101.9%  327,547,983
             Other Assets and
              Liabilities - net                              (1.9)   (6,201,486)
                                                           ------  ------------
             Net Assets - ...............................   100.0% $321,346,497
                                                           ======  ============

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP  Certificate of Participation
ETM  Escrowed to Maturity
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
GNMA Insured by Government National Mortgage Association
GO   General Obligation
MBIA Insured by Municipal Bond Investors Assurance Corporation
MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond
SFHRB Single Family Housing Revenue Bond


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.4%
            Maryland - 1.1%
 $  750,000 Frederick Cnty., MD Spl. Obl. RB, Urbana Community
             Dev. Auth.,
             6.625%, 7/1/25......................................   $   764,535
                                                                    -----------
            South Carolina - 84.9%
    500,000 Beaufort Cnty., SC Sch. Dist., GO, Ser. B, 4.00%,
             2/1/08..............................................       492,605
  1,245,000 Beaufort Cnty., SC Hosp. Facs. RB, Beaufort Cnty.
             Memorial Hosp., (AMBAC),
             5.25%, 12/1/06......................................     1,329,909
    400,000 Calhoun Cnty., SC Solid Wst. Disposal Facs. RB,
             Eastman Kodak Co. Proj.,
             6.75%, 5/1/17.......................................       482,920
    400,000 Camden, SC Pub. Util. RB, Refunding & Impt., (MBIA),
             5.50%, 3/1/17.......................................       419,456
            Charleston Cnty., SC Hlth. Facs. RB, First Mtge.
             Episcopal Church Proj.:
    300,000  7.125%, 4/1/20......................................       312,381
    750,000  Ser. A,
             6.25%, 4/1/19.......................................       776,010
            Charleston Cnty., SC Res. Rec. RB, Foster Wheeler,
             (AMBAC):
  3,000,000  5.10%, 1/1/08.......................................     3,161,340
  2,835,000  5.25%, 1/1/10.......................................     3,015,731
    675,000 Charleston, SC GO,
             7.00%, 4/1/11.......................................       715,750
  3,750,000 Columbia, SC Wtrwks. & Swr. Sys. RB,
             5.70%, 2/1/10.......................................     4,186,575
            Darlington Cnty., SC IDRB:
    500,000  Nucor Corp. Proj., Ser. A,
             5.75%, 8/1/23.......................................       518,160
    750,000  Sonoco Products Co. Proj.,
             6.00%, 4/1/26.......................................       798,038
            Florence Cnty., SC GO, Sch. Dist. No. 001, (FGIC):
  1,150,000  5.80%, 5/1/07.......................................     1,251,165
  1,175,000  5.80%, 5/1/08.......................................     1,278,365
  1,200,000  5.80%, 5/1/09.......................................     1,303,140
  2,000,000 Georgetown Cnty., SC PCRB, Int'l. Paper Co. Proj.,
             Ser. A,
             5.125%, 2/1/12......................................     2,050,360
    200,000 Georgetown Cnty., SC Wtr. & Swr. Dist. RB, Refunding
             & Impt. Jr. Lien,
             6.50%, 6/1/17.......................................       229,606
    750,000 Grand Strand, SC Wtrwrks. & Swr. Sys. Auth. RB,
             (MBIA),
             6.375%, 6/1/12......................................       887,595
            Greenville, SC Hosp. Facs. RB:
  1,000,000  Ser. A,
             5.40%, 5/1/07.......................................     1,076,550
             Ser. B:
    500,000  5.25%, 5/1/17.......................................       503,585
  3,500,000  5.60%, 5/1/10.......................................     3,771,390
    600,000  5.70%, 5/1/12.......................................       644,094
    400,000 Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr.
             Proj., (AMBAC),
             5.75%, 4/1/18.......................................       446,268
  1,000,000 Greenwood, SC Combined Pub. Util. RB, Refunding &
             Impt., (AMBAC),
             5.50%, 12/1/08......................................     1,070,590
    300,000 Horry Cnty., SC Arpt. RB, Ser. A, (FSA),
             5.60%, 7/1/17.......................................       313,692
  1,000,000 Horry Cnty., SC GO, Sch. Dist., Ser. B, (FGIC),
             5.50%, 1/1/12.......................................     1,064,060
  1,800,000 Loris, SC Community Hosp. RB, Ser. A,
             5.50%, 1/1/16.......................................     1,795,752
    400,000 Marion Cnty., SC Hosp. Dist. RB,
             5.375%, 11/1/25.....................................       403,972
            Myrtle Beach, SC GO:
    500,000  5.40%, 3/1/12.......................................       526,375
    525,000  5.40%, 3/1/13.......................................       552,694
            Piedmont, SC Muni. Pwr. Agy., Elec. RB:
  1,000,000  6.10%, 1/1/06.......................................     1,124,640
  1,150,000  6.25%, 1/1/09.......................................     1,338,462
    500,000 Ser. A,
             5.75%, 1/1/24.......................................       500,090
    250,000 South Carolina Edl. Assistance Auth. RB, Gtd. Student
             Loans, Ser. C,
             5.875%, 9/1/07......................................       266,570
            South Carolina Hsg. Fin. & Dev. Auth. MHRB:
    100,000  Ser. A, (FNMA & FHA),
             6.80%, 11/15/11.....................................       106,127
    265,000 Hunting Ridge Apts.,
             6.75%, 6/1/25.......................................       284,244
    300,000 Runaway Bay Apts. Proj., 6.125%, 12/1/15.............       313,506
             South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser.
             A:
    500,000  5.95%, 7/1/29.......................................       525,675
    675,000  6.35%, 7/1/25.......................................       718,861
    100,000  6.55%, 7/1/15.......................................       107,184
            Heritage Ct. Apts., (FHA):
    680,000  5.85%, 7/1/10.......................................       717,951
    595,000  6.15%, 7/1/25.......................................       626,119
    200,000 Homeownership Mortgage,
             7.55%, 7/1/11.......................................       206,906
            South Carolina Jobs EDA-Hosp. Facs. RB:
  1,000,000 Georgetown Mem. Hosp., (AMBAC),
             5.00%, 11/1/10......................................     1,039,030
    200,000 Oconee Mem. Hosp. Inc.,
             6.15%, 3/1/15.......................................       215,788
            South Carolina Jobs EDA-IDRB, Plasti Line Inc. Proj.,
             (LOC: Keybank, N.A.):
    220,000  5.50%, 7/1/06.......................................       230,872
    200,000  5.65%, 7/1/08.......................................       209,456
    200,000  5.70%, 7/1/09.......................................       209,058
    190,000  5.80%, 7/1/10.......................................       198,945
    230,000  5.90%, 7/1/11.......................................       241,261
    400,000  6.25%, 7/1/17.......................................       413,888

--------------------------------------------------------------------------------
                               E V E R G R E E N
                      South Carolina Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
            South Carolina - continued
 $2,000,000 South Carolina Jobs EDA-RB, Westminster Presbyterian,
             Ser. A, 5.375%, 11/15/24............................   $ 1,895,880
            South Carolina Med. Univ., Hosp. Facs. RB, (MBIA):
  1,000,000  5.50%, 7/1/08.......................................     1,098,780
  1,000,000  5.50%, 7/1/09.......................................     1,098,440
  2,000,000 South Carolina Port Auth. RB, (FSA),
             5.375%, 7/1/15......................................     2,074,740
            South Carolina, Pub. Svc. Auth. RB:
             Ser. A, (MBIA):
    500,000  5.75%, 1/1/22.......................................       533,510
  1,000,000  6.25%, 1/1/05.......................................     1,118,430
             Ser. B, (FGIC):
  1,000,000  5.70%, 1/1/08.......................................     1,099,670
  1,250,000  6.50%, 1/1/06.......................................     1,426,637
            Spartanburg Cnty., SC Hlth. Svcs. Dist. Income RB,
             (MBIA):
    500,000 Ser. A,
             5.50%, 4/15/27......................................       518,450
  1,755,000 Ser. B,
             6.00%, 4/15/07......................................     1,954,070
            Three Rivers, SC Solid Wst. Disposal Facs. Auth. RB,
             (MBIA):
    600,000  5.15%, 1/1/04.......................................       629,022
    870,000  5.25%, 1/1/05.......................................       920,112
  1,000,000 York Cnty., SC GO, Sch. Dist. No. 004, Fort Mill,
             (FGIC),
             7.00%, 3/1/05.......................................     1,157,790
                                                                    -----------
                                                                     60,498,292
                                                                    -----------
            Virginia - 2.1%
 $1,500,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Chesapeake Crossing Seniors, Ser. A,
             6.20%, 4/1/28.......................................   $ 1,528,050
                                                                    -----------
            Puerto Rico - 4.7%
  3,000,000 Cmnwlth. of Puerto Rico GO, (MBIA),
             5.65%, 7/1/15.......................................     3,333,330
                                                                    -----------
            U.S. Virgin Islands - 4.6%
  2,000,000 Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A,
             5.625%, 10/1/25.....................................     2,048,700
  1,250,000 Virgin Islands Wtr. & Pwr. Auth.,
             Elec. Sys. RB,
             5.30%, 7/1/18.......................................     1,257,325
                                                                    -----------
                                                                      3,306,025
                                                                    -----------
            Total Municipal Obligations
             (cost $65,796,873)..................................    69,430,232
                                                                    -----------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 2.8% (cost $1,974,000)
  1,974,000 Federated Municipal Obligations Fund.................     1,974,000
                                                                    -----------
            Total Investments -(cost $67,770,873).........   100.2%  71,404,232
            Other Assets and
             Liabilities - net............................    (0.2)    (142,133)
                                                             -----  -----------
            Net Assets - .................................   100.0% $71,262,099
                                                             =====  ===========

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
EDA  Economic Development Authority
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
FNMA Insured by Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Company
GO   General Obligation
IDRB Industrial Development Revenue Bond
LOC  Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corporation
MHRB Multifamily Housing Revenue Bond
PCRB Pollution Control Revenue Bond
RB   Revenue Bond


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                         February 28, 1999 (unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.1%
            District of Columbia - 2.5%
            District of Columbia,
             Metro. Area Transit Auth. RB, FGIC:
 $2,500,000  6.00%, 7/1/07......................................   $  2,813,925
    900,000  6.00%, 7/1/08......................................      1,021,878
    600,000  6.00%, 7/1/09......................................        683,352
                                                                   ------------
                                                                      4,519,155
                                                                   ------------
            Maryland - 0.9%
            Frederick Cnty., MD Spl. Obl., Urbana Community Dev.
             Auth.:
  1,000,000  6.25%, 7/1/10......................................      1,006,710
    500,000  6.625%, 7/1/25.....................................        509,690
                                                                   ------------
                                                                      1,516,400
                                                                   ------------
            South Carolina - 1.4%
  2,500,000 Georgetown Cnty., SC PCRB, Int'l. Paper Corp., Ser.
             A,
             5.125%, 2/1/12.....................................      2,562,950
                                                                   ------------
            Virginia - 87.7%
            Albemarle Cnty., VA IDA RB:
  1,000,000  Martha Jefferson Hosp.,
             5.75%, 10/1/08.....................................      1,068,500
             Residential Care Fac., Our Lady of Peace, Inc.:
    500,000  5.75%, 7/1/19......................................        499,360
    100,000  6.45%, 7/1/15......................................        103,309
    145,000  6.625%, 7/1/21.....................................        151,390
            Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham
             Vlg. Apts.:
  1,000,000  5.45%, 7/1/18......................................        989,320
  1,000,000  5.50%, 1/1/29......................................        983,360
  1,000,000 Amherst, VA IDA RB, Georgia
             Pacific Corp. Proj.,
             5.25%, 2/1/11......................................      1,027,660
  1,000,000 Arlington Cnty., VA GO,
             5.90%, 8/1/10......................................      1,117,390
            Arlington Cnty., VA IDA MHRB,
             Woodbury Park Apts.:
  1,000,000  Ser. A,
             5.35%, 7/1/18......................................        998,730
  1,600,000  Ser. B,
             6.50%, 7/1/24......................................      1,597,856
  5,305,000 Arlington Cnty., VA IDA Res. Rec. RB, Ogden Martin
             Sys. of Alexandria/Arlington, Inc. Proj., (FSA),
             5.375%, 1/1/13.....................................      5,541,815
  4,800,000 Bedford Cnty., VA IDA RB, Nekoosa Packaging Corp.
             Proj.,
             5.60%, 12/1/25.....................................      4,858,512
  3,675,000 Big Stone Gap, VA Redev. & Hsg. Auth., Correctional
             Facs. Lease RB, Wallens Ridge Dev. Proj.,
             6.00%, 9/1/07......................................      4,120,300
            Brunswick (City of), VA IDA , Correctional Facs.
             Lease RB (MBIA):
  1,000,000  5.50%, 7/1/07......................................      1,092,150
  2,215,000  5.65%, 7/1/09......................................      2,428,061
    200,000  5.75%, 7/1/11......................................        219,024
    390,000 Buena Vista, VA IDA RB, Wtr. &
             Swr. Facs., Route 60 Proj.,
             6.25%, 7/15/11.....................................        408,010
  4,750,000 Charles City Cnty., VA IDA RB,
             Wst. Mgmt. of VA Inc. Proj.,
             4.875%, 2/1/09.....................................      4,720,312
    250,000 Charlottesville-Albemarle, VA
             Arpt. Auth. RB,
             6.125%, 12/1/13....................................        261,930
  2,890,000 Chesapeake Bay, VA Dist. RB,
             Bridge & Tunnel Commission, (FGIC),
             5.875%, 7/1/10.....................................      3,213,478
  1,000,000 Chesapeake, VA Arpt. Auth. RB,
             5.30%, 8/1/19......................................        992,560
  1,110,000 Chesapeake, VA IDA Pub. Facs. Lease RB, Chesapeake
             Court House Proj., (MBIA),
             6.00%, 6/1/07......................................      1,240,813
  3,000,000 Chesapeake, VA Pub. Impt. GO,
             5.375%, 5/1/10.....................................      3,232,860
            Chesapeake, VA Redev. & Hsg. Auth. MHRB:
    500,000  Cedar Assn., Ser. A,
             7.75%, 6/1/20......................................        538,320
            Chesapeake Crossing Seniors, Ser. A:
    570,000  5.75%, 4/1/09......................................        580,465
    250,000  6.00%, 4/1/13......................................        254,540
  2,250,000  6.20%, 4/1/28......................................      2,292,075
  1,000,000 Chesapeake, VA Wtr. & Swr. Facs. GO, Ser. A,
             7.00%, 12/1/04.....................................      1,159,680
            Chesterfield Cnty., VA GO:
  2,000,000  5.25%, 3/1/10......................................      2,125,340
  1,000,000  Ser. B,
             6.70%, 1/1/06......................................      1,077,330
    500,000 Chesterfield Cnty., VA Hlth. Ctr., Community Mtge.
             RB, Lucy Corr Nursing Home Proj., (GNMA),
             5.875%, 12/1/21....................................        536,225
    500,000 Chesterfield Cnty., VA Wtr. & Swr. RB,
             6.375%, 11/1/07....................................        550,870
  2,545,000 Danville, VA IDA Hosp. RB,
             Danville Reg'l. Med. Ctr., (FGIC),
             6.20%, 10/1/09.....................................      2,862,641
  3,000,000 Dulles Town, VA Community Dev. Auth. RB, Dulles Town
             Ctr. Proj.,
             6.25%, 3/1/26......................................      3,048,900
    370,000 Fairfax Cnty., VA IDA RB,
             Inova Hlth. Sys. Proj.,
             5.875%, 8/15/16....................................        400,636
  3,000,000 Fairfax Cnty., VA Pub. Impt. GO, Ser. A,
             5.25%, 6/1/09......................................      3,202,740
    250,000 Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, Mott
             & Gum Springs Community Ctrs.,
             5.35%, 6/1/06......................................        267,498
    500,000 Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg.
             for the Elderly, (FHA),
             6.00%, 9/1/16......................................        528,180

--------------------------------------------------------------------------------
                               E V E R G R E E N
                        Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
 $2,605,000 Fairfax Cnty., VA Swr. RB,
             5.625%, 7/15/11....................................  $  2,842,029
  1,695,000 Fairfax Cnty., VA Wtr. Auth. RB,
             6.00%, 4/1/22......................................     1,867,585
    500,000 Giles Cnty., VA IDA RB, Hoechst Celanese Corp.
             Proj.,
             6.45%, 5/1/26......................................       544,240
    250,000 Greensville Cnty., VA IDA RB, Georgia Pacific Corp.
             Proj.,
             5.30%, 8/1/14......................................       255,770
            Halifax Cnty., VA IDA RB,
             Halifax Reg'l. Hosp., Inc.:
    300,000  4.80%, 9/1/09......................................       302,838
  1,000,000  5.00%, 9/1/11......................................     1,009,400
    400,000  5.25%, 9/1/17......................................       400,652
    500,000 Hampton, VA GO,
             6.00%, 1/15/08.....................................       560,720
            Hanover Cnty., VA IDA RB (MBIA):
    960,000  Bon Secours Hlth. Sys. Proj.,
             6.00%, 8/15/08.....................................     1,089,034
  1,360,000  Memorial Reg'l Med. Ctr. Proj.,
             6.50%, 8/15/08.....................................     1,598,816
    500,000 Harrisonburg, VA Redev. & Hsg. Auth., MHRB, Greens
             of Salem Run Proj.,
             6.20%, 4/1/17......................................       530,390
            Henrico Cnty., VA IDA Lease RB:
  2,000,000  Bon Secours Hlth. Sys. Proj.,
             5.60%, 8/15/10.....................................     2,162,920
    700,000  Pub. Fac.,
             7.00%, 8/1/13......................................       818,412
  1,000,000 Henrico Cnty., VA Wtr. & Swr. RB,
             5.70%, 5/1/08......................................     1,093,090
    500,000 Isle Wright Cnty., VA IDA RB, Solid Wst. Disposal
             Fac., Union Camp Corp. Proj.,
             6.55%, 4/1/24......................................       541,765
  2,100,000 James City Cnty., VA IDA RB, Residential Care Fac.,
             Williamsburg Landing, Inc.,
             6.625%, 3/1/23.....................................     2,208,213
  1,000,000 King & Queen Cnty., VA IDA Lease RB, King & Queen
             Courts Complex, Ser. A,
             5.625%, 7/15/17....................................     1,055,910
    700,000 King George Cnty., VA IDA Lease RB, King George
             Cnty. School Proj.,
             6.40%, 8/1/16......................................       740,138
  1,000,000 Loudoun Cnty., VA GO, Ser. A,
             5.50%, 10/1/07.....................................     1,072,490
  1,550,000 Loudoun Cnty., VA Sanitation Auth., Wtr. & Swr. RB,
             (FGIC),
             6.25%, 1/1/10......................................     1,697,994
  1,160,000 Lynchburg, VA IDA RB, Centra Hlth., Inc.,
             5.20%, 1/1/18......................................     1,162,784
  4,440,000 Newport News, VA GO,
             5.75%, 1/15/17.....................................     4,814,780
            Norfolk, VA GO:
  3,000,000  5.25%, 6/1/11......................................     3,162,120
  2,000,000  5.70%, 6/1/08......................................     2,177,840
            Norfolk, VA Redev. & Hsg. Auth. RB, Merrimack
             Landing Proj.:
    275,000  5.00%, 12/1/05.....................................       283,085
    340,000  5.10%, 12/1/06.....................................       350,611
  1,300,000 Northampton Cnty., VA GO, Ser. A, (FSA),
             5.30%, 7/15/18.....................................     1,308,762
  1,300,000 Peumansend Creek, VA Reg'l. Jail Auth. RB, (MBIA),
             5.75%, 6/1/17......................................     1,393,028
            Portsmouth, VA Redev. & Hsg. Auth. MHRB:
    500,000  Chowan Apts., Ser. A, (GNMA),
             5.85%, 12/20/30....................................       526,420
    640,000  January 16th Assn., Ser. A, (FNMA),
             6.30%, 9/1/26......................................       689,318
    700,000 Prince William Cnty., VA GO, Ser. A,
             6.20%, 12/1/11.....................................       748,328
            Prince William Cnty., VA IDA RB:
    500,000  ATCC Proj.,
             6.00%, 2/1/14......................................       527,350
             Melrose Apts. Proj.:
  1,000,000  Ser. A,
             5.25%, 7/1/18......................................     1,000,800
  4,000,000  Ser. C,
             7.00%, 7/1/29......................................     4,002,680
    500,000  Potomac Hosp. Corp.,
             6.75%, 10/1/15.....................................       589,275
            Prince William Cnty., VA Park Auth. RB:
    500,000  6.30%, 10/15/06....................................       559,020
  1,300,000  6.875%, 10/15/16...................................     1,464,697
            Richmond, VA Metro. Auth. Expressway RB (FGIC):
    605,000  5.25%, 7/15/11.....................................       650,678
    520,000  5.25%, 7/15/12.....................................       557,788
            Riverside, VA Reg'l. Jail Auth. RB, (MBIA):
  3,375,000  5.625%, 7/1/07.....................................     3,696,131
  1,000,000  5.875%, 7/1/14.....................................     1,084,990
    400,000  6.00%, 7/1/25......................................       438,116
  1,185,000 Roanoke, VA IDA RB, Roanoke Memorial Hosp., Ser. B,
             (AMBAC),
             6.00%, 7/1/07......................................     1,266,125
            Suffolk, VA GO, (AMBAC):
    250,000  5.70%, 6/1/10......................................       274,960
    750,000  5.90%, 6/1/13......................................       826,328
  1,500,000 Virginia Beach, VA Dev. Auth. Hlth. Care Fac. RB,
             Sentara Hlth. Sys.,
             5.25%, 11/1/15.....................................     1,536,870
            Virginia Beach, VA GO:
  1,575,000  5.40%, 7/15/09.....................................     1,720,199
  1,000,000  6.00%, 9/1/09......................................     1,121,570

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
            Virginia College, VA Edl. Fac.
             Bldg. Auth. RB:
 $3,510,000  21st Century College Program,
             5.40%, 8/1/15........................................  $  3,670,828
    700,000  Hampton Univ. Proj.,
             5.75%, 4/1/14........................................       738,157
            Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge.:
  1,000,000  Ser. A, Subseries A-1,
             6.20%, 7/1/11........................................     1,055,100
  1,000,000  Ser. C, Subseries C-2,
             5.75%, 7/1/07........................................     1,061,110
    500,000  Ser. C, Subseries C-6,
             6.25%, 1/1/15........................................       521,980
  1,300,000  Ser. D, Subseries D-1,
             6.10%, 1/1/19........................................     1,379,209
  1,180,000  Series E, Subseries E-3,
             4.80%, 7/1/09........................................     1,199,187
    300,000  Series F, Subseries F-1,
             6.25%, 7/1/12........................................       317,049
            Virginia Hsg. Dev. Auth. MHRB:
  1,430,000  Ser. B,
             4.95%, 11/1/10.......................................     1,450,306
             Ser. H:
    500,000  6.00%, 5/1/10........................................       530,780
  1,000,000  6.10%, 11/1/11.......................................     1,068,190
    300,000  6.35%, 11/1/11.......................................       322,773
  1,000,000  Ser. I,
             5.45%, 5/1/18........................................     1,026,300
    400,000  Ser. K,
             5.90%, 5/1/11........................................       428,268
    500,000  Ser. O,
             6.05%, 11/1/17.......................................       532,390
    480,000 Virginia IDA RB, Small Business
             Financing, Hodges Farm Associates II,
             4.75%, 11/1/12.......................................       485,266
    400,000 Virginia Port Auth. Cmnwlth.
             Port Facs. RB,
             5.60%, 7/1/27........................................       416,224
            Virginia Port Auth. Cmnwlth. Port Fund RB:
  1,260,000  5.55%, 7/1/12........................................     1,345,945
    750,000  5.90%, 7/1/16........................................       801,007
  7,000,000 Virginia Pub. Bldg. Auth. RB,
             5.20%, 8/1/10........................................     7,414,190
    200,000 Virginia Pub. Sch. Auth. RB,
             Ser. A,
             6.20%, 8/1/14........................................       222,532
    850,000 Virginia Pub. Sch. Auth. RB,
             Spl. Obl., York Cnty.,
             5.90%, 7/15/13.......................................       930,827
  1,000,000 Virginia State GO,
             6.10%, 6/1/06........................................     1,107,130
            Virginia Trans. Board Contract RB,
             Northern VA Trans. Dist., Ser. A:
  2,030,000  6.00%, 5/15/08.......................................     2,231,883
  2,160,000  6.75%, 5/15/05.......................................     2,485,318
            Virginia Univ. RB:
             Ser. A:
    350,000  5.625%, 5/1/16.......................................       371,746
  2,325,000  5.75%, 5/1/21........................................     2,490,842
  1,000,000  Ser. B,
             5.35%, 5/1/09........................................     1,074,960
    550,000 West Point, VA IDA RB, Solid Wst. Disposal,
             Chesapeake Corp. Proj., Ser. B,
             6.25%, 3/1/19........................................       580,272
                                                                    ------------
                                                                     157,878,968
                                                                    ------------
            Puerto Rico - 0.8%
  1,200,000 Cmnwlth. of Puerto Rico GO, (MBIA),
             6.25%, 7/1/13........................................     1,413,144
                                                                    ------------
            U.S. Virgin Islands - 3.8%
            Virgin Islands, Pub. Fin. Auth. RB, Sr. Lien, Ser.
             A:
  1,000,000  5.20%, 10/1/09.......................................     1,028,690
  2,000,000  5.50%, 10/1/13.......................................     2,067,520
    250,000  5.625%, 10/1/25......................................       256,088
            Virgin Islands, Wtr. & Pwr. Auth. RB:
  2,585,000  5.25%, 7/1/08........................................     2,743,615
    620,000  5.25%, 7/1/09........................................       654,150
                                                                    ------------
                                                                       6,750,063
                                                                    ------------
            Total Municipal Obligations
             (cost $166,016,030)..................................   174,640,680
                                                                    ------------

--------------------------------------------------------------------------------

   Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 3.0% (cost $5,462,000)
 5,462,000 Federated Municipal Obligations Fund.................      5,462,000
                                                                   ------------
           Total Investments - (cost $171,478,030).......   100.1%  180,102,680
           Other Assets and Liabilities - net............    (0.1)     (153,631)
                                                            -----  ------------
           Net Assets - .................................   100.0% $179,949,049
                                                            =====  ============

--------------------------------------------------------------------------------
                               E V E R G R E E N
                         Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
                      Schedule of Investments (continued)
                         February 28, 1999 (unaudited)


Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Company
GNMA  Insured by Government National Mortgage Association
GO    General Obligation
IDA   Industrial Development Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                     Southern States Municipal Bond Funds
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                         February 28, 1999 (Unaudited)

                             Florida                                            North        South
                           High Income    Florida      Georgia    Maryland     Carolina    Carolina     Virginia
                               Fund         Fund        Fund        Fund         Fund        Fund         Fund
------------------------------------------------------------------------------------------------------------------
 Assets
  Identified cost of
   securities............  $438,124,694 $629,153,847 $82,617,285 $34,146,345 $310,645,088 $67,770,873 $171,478,030
  Net unrealized gains or
   losses on securities..    12,032,290   26,602,878   5,117,944   1,327,681   16,902,895   3,633,359    8,624,650
------------------------------------------------------------------------------------------------------------------
  Market value of
   securities............   450,156,984  655,756,725  87,735,229  35,474,026  327,547,983  71,404,232  180,102,680
  Cash...................         7,680          342         546         297          901         327          697
  Receivable for
   securities sold.......             0    4,940,153   1,494,989           0            0   1,001,632    2,011,991
  Receivable for Fund
   shares sold...........     1,460,965      600,101           0     100,000       34,324       2,538      370,719
  Interest receivable....     8,888,214   10,474,548   1,149,065     486,835    4,297,931     907,379    2,315,097
  Deferred organization
   expense...............         9,141            0           0           0            0           0            0
  Prepaid expenses and
   other assets..........        14,279       42,022      20,067      23,151       21,350      12,317       29,634
------------------------------------------------------------------------------------------------------------------
     Total assets........   460,537,263  671,813,891  90,399,896  36,084,309  331,902,489  73,328,425  184,830,818
------------------------------------------------------------------------------------------------------------------
 Liabilities
  Distributions payable..       942,199    1,964,176     283,067      47,726    1,001,790     235,224      478,488
  Payable for securities
   purchased.............             0    8,051,808           0           0    9,113,225   1,808,525    4,341,190
  Payable for Fund shares
   redeemed..............     1,165,403      704,215      57,547           0      364,160           0          953
  Advisory fee payable...       169,663       55,694       5,605      27,867       20,720      14,425       10,667
  Distribution Plan
   expenses payable......       182,033       73,629       8,147      11,373       32,254       3,255       27,177
  Due to other related
   parties...............        10,776       10,372       1,740         717        6,371       1,604        3,482
  Accrued expenses and
   other liabilities.....        69,788       54,409       8,336       5,805       17,472       3,293       19,812
------------------------------------------------------------------------------------------------------------------
     Total liabilities...     2,539,862   10,914,303     364,442      93,488   10,555,992   2,066,326    4,881,769
------------------------------------------------------------------------------------------------------------------
 Net assets..............  $457,997,401 $660,899,588 $90,035,454 $35,990,821 $321,346,497 $71,262,099 $179,949,049
------------------------------------------------------------------------------------------------------------------
 Net assets represented by
  Paid-in capital........  $445,369,074 $629,934,292 $84,767,904 $34,564,522 $302,866,435 $66,876,912 $170,584,087
  Undistributed net
   investment income.....       171,844      126,621      14,633       5,725       53,368       9,393       34,365
  Accumulated net
   realized gains or
   losses on securities..       424,193    4,235,797     134,973      92,893    1,523,799     742,435      705,947
  Net unrealized gains or
   losses on securities..    12,032,290   26,602,878   5,117,944   1,327,681   16,902,895   3,633,359    8,624,650
------------------------------------------------------------------------------------------------------------------
     Total net assets....  $457,997,401 $660,899,588 $90,035,454 $35,990,821 $321,346,497 $71,262,099 $179,949,049
------------------------------------------------------------------------------------------------------------------
 Net assets consist of
  Class A................  $292,023,392 $162,118,782 $ 3,907,792 $25,500,334 $ 17,108,129 $ 2,077,706 $ 53,828,720
  Class B................   120,371,604   66,387,731  13,508,463   2,335,366   50,005,274   4,825,344   11,682,987
  Class C................     4,221,143    9,895,117           0      15,609            0           0            0
  Class Y................    41,381,262  422,497,958  72,619,199   8,139,512  254,233,094  64,359,049  114,437,342
------------------------------------------------------------------------------------------------------------------
                           $457,997,401 $660,899,588 $90,035,454 $35,990,821 $321,346,497 $71,262,099 $179,949,049
------------------------------------------------------------------------------------------------------------------
 Shares outstanding
  Class A................    26,053,816   16,361,636     379,006   2,293,337    1,593,576     201,050    5,174,724
  Class B................    10,739,389    6,700,022   1,310,162     210,037    4,657,958     466,937    1,123,133
  Class C................       376,612      998,667          --       1,404           --          --           --
  Class Y................     3,692,044   42,641,083   7,043,193     732,046   23,681,656   6,227,778   11,001,249
------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
  Class A................  $      11.21 $       9.91 $     10.31 $     11.12 $      10.74 $     10.33 $      10.40
------------------------------------------------------------------------------------------------------------------
  Class A - Offering
   price (based on sales
   charge of 4.75%)......  $      11.77 $      10.40 $     10.82 $     11.67 $      11.28 $     10.85 $      10.92
------------------------------------------------------------------------------------------------------------------
  Class B................  $      11.21 $       9.91 $     10.31 $     11.12 $      10.74 $     10.33 $      10.40
------------------------------------------------------------------------------------------------------------------
  Class C................  $      11.21 $       9.91          -- $     11.12           --          --           --
------------------------------------------------------------------------------------------------------------------
  Class Y................  $      11.21 $       9.91 $     10.31 $     11.12 $      10.74 $     10.33 $      10.40
------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                     Southern State Municipal Bond Funds
--------------------------------------------------------------------------------
                            Statements of Operations
                 Six Months Ended February 28, 1999 (Unaudited)

                              Florida                                           North       South
                            High Income    Florida     Georgia    Maryland    Carolina     Carolina    Virginia
                               Fund         Fund         Fund       Fund        Fund         Fund        Fund
-----------------------------------------------------------------------------------------------------------------
 Investment income
 Interest................   $12,759,436  $16,471,495  $2,260,353  $ 836,561  $ 8,249,427  $1,858,307  $4,474,365
-----------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     1,286,423    1,638,697     213,645     82,734      796,120     180,415     429,462
 Distribution Plan ex-
  penses.................       914,861      582,094      69,240     39,589      265,913      25,527     116,541
 Transfer agent fee......       107,387      104,640       7,665     16,623       25,101       1,330      41,899
 Administrative services
  fees...................        55,991       88,272      11,162      4,336       41,609       9,450      22,700
 Trustees' fees and ex-
  penses.................         4,737        7,425         978        255        4,284         299       2,053
 Printing and postage ex-
  penses.................        11,638       16,167       2,776        885        7,516       3,859       4,775
 Custodian fee...........        80,179      112,976      11,773      5,084       54,834      16,703      30,192
 Registration and filing
  fees...................        35,011       56,518      16,560     15,965        3,436      22,814      14,061
 Professional fees.......        14,181       16,407       9,171      9,006        9,213       8,302       9,184
 Organization expenses...         1,758            0           0          0            0           0           0
 Other...................         4,612        5,301       1,069      2,490        4,016       5,912       1,408
-----------------------------------------------------------------------------------------------------------------
  Total expenses.........     2,516,778    2,628,497     344,039    176,967    1,212,042     274,611     672,275
 Less: Fee credits.......        (9,800)     (14,654)     (2,451)      (843)      (7,067)     (1,607)     (4,410)
   Fee waivers...........      (272,482)  (1,381,813)   (169,798)   (48,806)    (620,614)    (84,786)   (345,062)
-----------------------------------------------------------------------------------------------------------------
  Net expenses...........     2,234,496    1,232,030     171,790    127,318      584,361     188,218     322,803
-----------------------------------------------------------------------------------------------------------------
 Net investment income...    10,524,940   15,239,465   2,088,563    709,243    7,665,066   1,670,089   4,151,562
-----------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
 Net realized gains or
  losses on securities...       710,821    8,357,473     289,131    222,889    2,504,416     762,928     929,635
 Net change in unrealized
  gains or losses
  on securities..........    (2,603,241)  (9,064,428)   (322,882)  (114,127)  (3,894,726)   (845,517)   (625,221)
-----------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities...    (1,892,420)    (706,955)    (33,751)   108,762   (1,390,310)    (82,589)    304,414
-----------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting
  from operations .......   $ 8,632,520  $14,532,510  $2,054,812  $ 818,005  $ 6,274,756  $1,587,500  $4,455,976
-----------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                     Southern States Municipal Bond Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                 Six Months Ended February 28, 1999 (Unaudited)

                              Florida                                                North         South
                            High Income     Florida       Georgia     Maryland      Carolina     Carolina      Virginia
                                Fund          Fund         Fund         Fund          Fund         Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income..   $ 10,524,940  $ 15,239,465  $ 2,088,563  $   709,243  $  7,665,066  $ 1,670,089  $  4,151,562
  Net realized gains or
   losses on securities..        710,821     8,357,473      289,131      222,889     2,504,416      762,928       929,635
  Net change in
   unrealized gains or
   losses on securities..     (2,603,241)   (9,064,428)    (322,882)    (114,127)   (3,894,726)    (845,517)     (625,221)
--------------------------------------------------------------------------------------------------------------------------
   Net increase in net
    assets resulting from
    operations...........      8,632,520    14,532,510    2,054,812      818,005     6,274,756    1,587,500     4,455,976
--------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders from
  Net investment income
    Class A..............     (7,091,158)   (3,826,529)     (83,190)    (536,597)     (384,601)     (43,518)   (1,243,010)
    Class B..............     (2,361,585)   (1,244,564)    (260,690)     (28,364)     (968,823)     (84,447)     (196,157)
    Class C..............        (48,777)     (177,342)           0          (40)            0            0             0
    Class Y..............       (923,095)   (9,919,535)  (1,733,638)    (144,008)   (6,258,274)  (1,535,170)   (2,683,813)
  Net realized gains
    Class A..............        (74,973)   (3,780,397)     (14,381)    (193,506)      (91,582)     (18,366)     (389,919)
    Class B..............        (29,464)   (1,534,947)     (53,890)     (13,002)     (267,868)     (41,464)      (72,121)
    Class C..............           (462)     (218,806)           0            0             0            0             0
    Class Y..............         (9,770)   (9,607,708)    (281,334)     (40,003)   (1,390,201)    (621,078)     (807,303)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions
     to shareholders.....    (10,539,284)  (30,309,828)  (2,427,123)    (955,520)   (9,361,349)  (2,344,043)   (5,392,323)
--------------------------------------------------------------------------------------------------------------------------
Capital share transactions
   Proceeds from shares
    sold.................     68,736,367    53,790,896   10,791,856    7,835,359    18,610,162    5,525,743    22,170,579
    Net asset value of
     shares issued in
     reinvestment of
     distributions.......      4,945,402    11,089,656      593,123      633,559     2,528,280      549,609     2,139,310
    Payment for shares
     redeemed............    (26,415,617)  (46,410,788)  (5,097,696)  (3,313,855)  (18,024,450)  (6,645,328)  (12,587,655)
--------------------------------------------------------------------------------------------------------------------------
    Net increase
     (decrease)in net
     assets resulting
     from capital share
     transactions........     47,266,152    18,469,764    6,287,283    5,155,063     3,113,992     (569,976)   11,722,234
--------------------------------------------------------------------------------------------------------------------------
     Total increase
      (decrease) in net
      assets.............     45,359,388     2,692,446    5,914,972    5,017,548        27,399   (1,326,519)   10,785,887
Net assets
  Beginning of period....    412,638,013   658,207,142   84,120,482   30,973,273   321,319,098   72,588,618   169,163,162
--------------------------------------------------------------------------------------------------------------------------
  End of period..........   $457,997,401  $660,899,588  $90,035,454  $35,990,821  $321,346,497  $71,262,099  $179,949,049
--------------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income.......  $    171,844  $    126,621  $    14,633  $     5,725  $     53,368  $     9,393  $     34,365
--------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                     Southern State Municipal Bond Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                           Year Ended August 31, 1998

                              Florida                                                North         South
                            High Income     Florida       Georgia     Maryland      Carolina     Carolina      Virginia
                                Fund          Fund         Fund       Fund (a)        Fund         Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
 Operations
  Net investment income..   $ 14,404,889  $ 23,704,595  $ 3,189,698  $ 1,012,744  $ 12,552,875  $ 2,605,376  $  5,474,175
  Net realized gains on
   securities............      1,107,906    12,984,133      798,034      473,737     4,283,776      665,438     1,255,000
  Net change in unrealized
   gains or losses on
   securities............      7,663,569     2,891,671    1,366,421      252,397     4,838,736    1,416,843     1,986,232
--------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............     23,176,364    39,580,399    5,354,153    1,738,878    21,675,387    4,687,657     8,715,407
--------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
   Net investment income
    Class A..............     (9,795,895)   (6,351,997)    (126,250)    (844,382)     (497,824)     (59,104)   (1,390,153)
    Class B..............     (3,663,854)   (2,070,906)    (479,386)      (5,731)   (1,978,289)    (170,455)     (307,250)
    Class C..............        (16,057)     (203,430)           0            0             0            0             0
    Class Y..............       (929,083)  (15,156,341)  (2,584,062)    (162,631)  (10,076,762)  (2,375,817)   (3,781,622)
  Net realized gains
    Class A..............              0    (2,150,248)           0            0             0       (2,456)            0
    Class B..............              0      (663,807)           0            0             0      (12,377)            0
    Class Y..............              0      (621,250)           0            0             0      (21,740)            0
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to
     shareholders........    (14,404,889)  (27,217,979)  (3,189,698)  (1,012,744)  (12,552,875)  (2,641,949)   (5,479,025)
--------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
  Proceeds from shares
   sold..................    252,388,854   136,308,252   15,601,172    4,430,552   150,840,381   19,131,622    25,373,266
  Net asset value of
   shares issued in
   reinvestment of
   distributions.........      6,665,061     4,934,697      485,610      595,369     1,925,293      267,827     1,324,197
  Payment for shares
   redeemed..............    (44,930,558)  (76,976,941) (10,236,086)  (8,247,563) (156,067,198) (13,218,458)  (23,745,276)
  Net asset value of
   shares issued in
   aquisition of:
  Evergreen Florida Tax
   Free Fund.............              0    72,741,942            0            0             0            0             0
  Common trust funds.....              0   347,033,202   61,853,254            0   255,143,064   51,591,389    74,432,035
  Virtus Virginia
   Municipal Bond Fund...              0             0            0            0             0            0    72,717,737
--------------------------------------------------------------------------------------------------------------------------
    Net increase
     (decrease) in net
     assets resulting
     from capital share
     transactions........    214,123,357   484,041,152   67,703,950   (3,221,642)  251,841,540   57,772,380   150,101,959
--------------------------------------------------------------------------------------------------------------------------
    Total increase
     (decrease) in net
     assets..............    222,894,832   496,403,572   69,868,405   (2,495,508)  260,964,052   59,818,088   153,338,341
 Net assets
  Beginning of period....    189,743,181   161,803,570   14,252,077   33,468,781    60,355,046   12,770,530    15,824,821
--------------------------------------------------------------------------------------------------------------------------
  End of period..........   $412,638,013  $658,207,142  $84,120,482  $30,973,273  $321,319,098  $72,588,618  $169,163,162
--------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income......   $     71,519  $     55,126  $     3,588  $     5,491  $          0  $     2,439  $      5,783
--------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                     Southern State Municipal Bond Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1997

                                                                    Maryland
                                                                    Fund (a)
-------------------------------------------------------------------------------
 Operations
  Net investment income........................................... $ 1,275,863
  Net realized gains on securities................................     163,436
  Net change in unrealized gains or losses on securities..........     982,703
-------------------------------------------------------------------------------
    Net increase in net assets resulting from operations..........   2,422,002
-------------------------------------------------------------------------------
 Distributions to shareholders from
  Net investment income
    Class A........................................................ (1,015,074)
    Class Y........................................................   (261,815)
-------------------------------------------------------------------------------
    Total distributions to shareholders............................ (1,276,889)
-------------------------------------------------------------------------------
 Capital share transactions
  Proceeds from shares sold.......................................   2,708,043
  Net asset value of shares issued in reinvestment of
   distributions..................................................     770,265
  Payment for shares redeemed..................................... (11,327,459)
-------------------------------------------------------------------------------
    Net decrease in net assets resulting from capital share
     transactions.................................................  (7,849,151)
-------------------------------------------------------------------------------
   Total decrease in net assets...................................  (6,704,038)
 Net assets
  Beginning of year...............................................  40,172,819
-------------------------------------------------------------------------------
  End of year..................................................... $33,468,781
-------------------------------------------------------------------------------
 Undistributed net investment income.............................. $         0
-------------------------------------------------------------------------------
(a) On February 28, 1998, in conjunction with the acquisition of the Virtus Maryland Municipal Bond Fund by the Maryland Fund, shareholders of Invest-ment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund be-came owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 5.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Combined Notes to Financial Statements (Unaudited)


1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen Maryland Municipal Bond Fund ("Maryland Fund"), Ev-ergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Vir-ginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). Each Fund, except for Florida High Income Fund which is diversified, is a non-diver-sified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)


D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. Organization Expenses
Organization expenses for Florida High Income Fund are amortized to operations over a five-year period beginning on June 30, 1995 on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder dur-ing the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to each Fund and is paid a management fee that is computed daily and paid monthly. FUNB is paid at an annual rate of 0.50% of the average daily net assets of the Florida Fund, Georgia Fund, Maryland Fund, North Caro-lina Fund, South Carolina Fund and Virginia Fund. FUNB is paid at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund.

During the six months ended February 28, 1999, the amount of fees waived by the investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                     Fees    % of Average
                                                    Waived    Net Assets
                                                  -------------------------
         Florida High Income Fund................ $  272,482    0.13%
         Florida Fund............................  1,242,982    0.38%
         Georgia Fund............................    169,798    0.40%
         Maryland Fund...........................     48,806    0.30%
         North Carolina Fund.....................    620,614    0.39%
         South Carolina Fund.....................     84,786    0.23%
         Virginia Fund...........................    345,062    0.40%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)


The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund.

During the six months ended February 28, 1999, the Funds paid or accrued the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                           ------------------------------
         Florida High Income Fund......    $44,707          $11,284
         Florida Fund..................     71,019           17,253
         Georgia Fund..................      8,912            2,250
         Maryland Fund.................      3,465              871
         North Carolina Fund...........     33,227            8,382
         South Carolina Fund...........      7,546            1,904
         Virginia Fund.................     18,176            4,524

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended February 28, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans, dis-tribution fees waived and the impact of the waiver on each Fund's expense ra-tios were as follows:

                                Distribution fees accrued Distribution
                                ------------------------- fees waived  % of Average
                                Class A  Class B  Class C   Class A     Net Assets
                               ----------------------------------------------------
       Florida High Income
        Fund................... $351,818 $551,471 $11,572          0          0
       Florida Fund............  204,164  330,767  47,163   $138,831       0.17%
       Georgia Fund............    4,366   64,874       0          0          0
       Maryland Fund...........   31,417    8,160      12          0          0
       North Carolina Fund.....   20,439  245,474       0          0          0
       South Carolina Fund.....    2,464   23,063       0          0          0
       Virginia Fund...........   66,433   50,108       0          0          0

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

On November 24, 1997, as a result of the conversion of common trust funds man-aged by FUNB, the Florida Fund, Georgia Fund, North Carolina Fund, South Caro-lina Fund and Virginia Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)


On January 26, 1998, the Florida Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Florida Tax Free Fund in exchange for Class A, Class B and Class C shares of the Florida Fund.

On February 28, 1998, the Maryland Fund acquired substantially all the assets and assumed certain liabilities of the Virtus Maryland Municipal Bond Fund (the "Virtus Maryland Fund"). Shareholders of Investment Shares and Trust Shares in the Virtus Maryland Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund having an ag-gregate net asset value equal to the aggregate net asset value of their shares of the Virtus Maryland Fund immediately prior to the close of business on Feb-ruary 28, 1998. The Maryland Fund had no operations prior to the merger. Since both the Maryland Fund and the Virtus Maryland Fund were similar funds, and the Virtus Maryland Fund contributed the majority of the net assets and sharehold-ers, its basis of accounting for assets and liabilities and its operating re-sults for prior periods are carried forward as the accounting survivor.

Also on February 28, 1998, the Virginia Fund acquired substantially all the as-sets and assumed certain liabilities of the Virtus Virginia Municipal Bond Fund in exchange for Class A and Class Y shares of the Virginia Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                              Value of Net     Number of    Unrealized     Net Assets
Acquiring Fund                      Acquired Fund            Assets Acquired Shares Issued Appreciation After Acqusition
------------------------------------------------------------------------------------------------------------------------
Florida Fund............ Common trust funds*                  $347,033,202    34,976,141   $19,854,472    $511,659,015
Florida Fund............ Evergreen Florida Tax Free Fund        72,741,942     7,227,293     4,750,737     594,416,755
Georgia Fund............ Common trust funds*                    61,853,254     6,111,899     3,242,590      76,999,760
Maryland Fund........... Virtus Maryland Fund                   30,432,133     2,755,733     1,454,944      30,432,133
North Carolina Fund..... Common trust funds*                   255,143,064    24,134,747    12,288,139     317,434,059
South Carolina Fund..... Common trust funds*                    51,591,389     5,075,749     2,534,925      59,786,494
Virginia Fund........... Common trust funds*                    74,432,035     7,286,001     2,846,313      81,525,759
Virginia Fund........... Virtus Virginia Municipal Bond Fund    72,717,737     7,026,874     3,850,319     167,168,666

-------
* The Acquiring Fund may have acquired net assets of more than one common trust fund or portion of a common trust fund.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

Florida High Income Fund

                              Six Months Ended             Year Ended
                              February 28, 1999          August 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  2,518,741  $ 28,321,444  15,959,354  $177,761,562
Shares issued in
 reinvestment of
 distributions............    314,915     3,543,332     418,144     4,657,114
Shares redeemed........... (1,572,755)  (17,687,176) (2,598,089)  (28,920,489)
------------------------------------------------------------------------------
Net increase..............  1,260,901  $ 14,177,600  13,779,409  $153,498,187
------------------------------------------------------------------------------
Class B
Shares sold...............  2,039,504  $ 22,938,042   4,149,563  $ 46,073,049
Shares issued in
 reinvestment of
 distributions............    111,915     1,259,107     168,013     1,869,633
Shares redeemed...........   (589,880)   (6,636,464)   (968,277)  (10,761,818)
------------------------------------------------------------------------------
Net increase..............  1,561,539  $ 17,560,685   3,349,299  $ 37,180,864
------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        Combined Notes to Financial Statements (Unaudited) (continued)


--------------------------------------------------------------------------------
Florida High Income Fund (continued)
--------------------------------------------------------------------------------

                                                          March 6, 1998
                                                     (commencement of class
                              Six Months Ended           operations) to
                              February 28, 1999          August 31, 1998
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class C
Shares sold...............    309,267  $  3,477,396      96,347  $  1,073,544
Shares issued in
 reinvestment of
 distributions............      2,645        29,726       1,202        13,443
Shares redeemed...........    (32,849)     (369,092)          0             0
------------------------------------------------------------------------------
Net increase..............    279,063  $  3,138,030      97,549  $  1,086,987
==============================================================================

                              Six Months Ended             Year Ended
                              February 28, 1999          August 31, 1998
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class Y
Shares sold...............  1,245,524  $ 13,999,485   2,468,047  $ 27,480,699
Shares issued in
 reinvestment of
 distributions............     10,072       113,237      11,222       124,871
Shares redeemed...........   (153,309)   (1,722,885)   (470,406)   (5,248,251)
------------------------------------------------------------------------------
Net increase..............  1,102,287  $ 12,389,837   2,008,863  $ 22,357,319
==============================================================================

------------------------------------------------------------------------------
Florida Fund
------------------------------------------------------------------------------

                              Six Months Ended             Year Ended
                              February 28, 1999          August 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  1,168,672  $ 11,784,765   5,507,078  $ 54,971,741
Shares issued in
 reinvestment of
 distributions............    370,343     3,690,828     321,220     3,210,363
Shares redeemed........... (1,361,773)  (13,677,759) (2,683,254)  (26,904,074)
Shares issued in
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0   2,499,486    24,653,786
------------------------------------------------------------------------------
Net increase..............    177,242  $  1,797,834   5,644,530  $ 55,931,816
------------------------------------------------------------------------------
Class B
Shares sold...............    611,973  $  6,153,921     551,773  $  5,530,645
Shares issued in
 reinvestment of
 distributions............    144,677     1,441,023     134,648     1,345,190
Shares redeemed...........   (573,687)   (5,744,022) (1,191,215)  (11,944,047)
Shares issued in
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0   3,887,072    39,122,963
------------------------------------------------------------------------------
Net increase..............    182,963  $  1,850,922   3,382,278  $ 34,054,751
==============================================================================

                                                        January 26, 1998
                                                     (commencement of class
                              Six Months Ended           operations) to
                              February 28, 1999          August 31, 1998
                           ------------------------  -------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class C
Shares sold...............    127,615  $  1,286,495      68,683  $    690,529
Shares issued in
 reinvestment of
 distributions............     21,154       210,521       6,601        66,138
Shares redeemed...........    (33,278)     (334,715)    (82,843)     (830,261)
Shares issued in
 acquisition of Evergreen
 Florida Tax Free Fund....          0             0     890,735     8,965,193
------------------------------------------------------------------------------
Net increase..............    115,491  $  1,162,301     883,176  $  8,891,599
==============================================================================

                              Six Months Ended             Year Ended
                              February 28, 1999          August 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class Y
Shares sold...............  3,441,619  $ 34,565,715   7,493,445  $ 75,115,337
Shares issued in
 reinvestment of
 distributions............    579,801     5,747,284      31,324       313,006
Shares redeemed........... (2,650,509)  (26,654,292) (3,720,951)  (37,298,559)
Shares issued in
 acquisition of Common
 trust funds..............          0             0  34,976,141   347,033,202
------------------------------------------------------------------------------
Net increase..............  1,370,911  $ 13,658,707  38,779,959  $385,162,986
==============================================================================

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        Combined Notes to Financial Statements (Unaudited) (continued)


--------------------------------------------------------------------------------
Georgia Fund
--------------------------------------------------------------------------------

                            Six Months Ended            Year Ended
                           February 28, 1999          August 31, 1998
                         -----------------------  -------------------------
                          Shares       Amount       Shares       Amount
---------------------------------------------------------------------------
Class A
Shares sold.............    79,322  $    820,077     215,335  $  2,200,069
Shares issued in
 reinvestment of
 distributions..........     6,315        65,445       8,134        83,109
Shares redeemed.........   (86,396)     (895,517)    (66,115)     (669,683)
---------------------------------------------------------------------------
Net increase
 (decrease).............      (759) $     (9,995)    157,354  $  1,613,495
---------------------------------------------------------------------------
Class B
Shares sold.............   153,717  $  1,591,502     284,927  $  2,895,888
Shares issued in
 reinvestment of
 distributions..........    22,897       237,273      33,988       346,944
Shares redeemed.........   (79,447)     (822,691)   (204,318)   (2,088,089)
---------------------------------------------------------------------------
Net increase............    97,167  $  1,006,084     114,597  $  1,154,743
---------------------------------------------------------------------------
Class Y
Shares sold.............   809,047  $  8,380,277   1,025,227  $ 10,505,215
Shares issued in
 reinvestment of
 distributions..........    28,132       290,405       5,439        55,557
Shares redeemed.........  (326,061)   (3,379,488)   (729,756)   (7,478,314)
Shares issued in
 acquisition of Common
 trust funds............         0             0   6,111,899    61,853,254
---------------------------------------------------------------------------
Net increase............   511,118  $  5,291,194   6,412,809  $ 64,935,712
---------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Maryland Fund
-------------------------------------------------------------------------------------------------

                            Six Months Ended        Eleven Months Ended          Year Ended
                           February 28, 1999          August 31, 1998        September 30, 1997
                         -----------------------  ------------------------  ---------------------
                          Shares       Amount       Shares       Amount      Shares     Amount
--------------------------------------------------------------------------------------------------
Class A*
Shares sold.............   203,394  $  2,270,759     200,179  $  2,197,755   192,865  $ 2,067,713
Shares issued in
 reinvestment of
 distributions..........    50,503       563,540      53,687       590,817    71,862      770,265
Shares redeemed.........  (178,237)   (1,992,321)   (584,040)   (6,428,043) (679,110)  (7,269,728)
--------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    75,660  $    841,978    (330,174) $ (3,639,471) (414,383) $(4,431,750)
--------------------------------------------------------------------------------------------------

                                                      March 27, 1998
                                                  (commencement of class
                            Six Months Ended          operations) to
                           February 28, 1999          August 31, 1998
                         -----------------------  ------------------------
                          Shares       Amount       Shares       Amount
--------------------------------------------------------------------------
Class B
Shares sold.............   126,542  $  1,414,832      88,301  $    972,888
Shares issued in
 reinvestment of
 distributions..........     2,667        29,730         411         4,552
Shares redeemed.........    (7,884)      (87,776)          0             0
--------------------------------------------------------------------------
Net increase............   121,325  $  1,356,786      88,712  $    977,440
--------------------------------------------------------------------------

                           December 23, 1998
                         (commencement of class
                             operations) to
                           February 28, 1999
                         -----------------------
                          Shares       Amount
------------------------------------------------
Class C
Shares sold.............     1,400  $     15,591
Shares issued in
 reinvestment of
 distributions..........         4            40
Shares redeemed.........         0             0
------------------------------------------------
Net increase............     1,404  $     15,631
------------------------------------------------

                            Six Months Ended        Eleven Months Ended          Year Ended
                           February 28, 1999          August 31, 1998        September 30, 1997
                         -----------------------  ------------------------  ---------------------
                          Shares       Amount       Shares       Amount      Shares     Amount
--------------------------------------------------------------------------------------------------
Class Y *
Shares sold.............   370,863  $  4,134,177     114,329  $  1,259,909    59,419  $   640,330
Shares issued in
 reinvestment of
 distributions..........     3,623        40,249           0             0         0            0
Shares redeemed.........  (110,782)   (1,233,758)   (167,074)   (1,819,520) (380,036)  (4,057,731)
--------------------------------------------------------------------------------------------------
Net increase
 (decrease).............   263,704  $  2,940,668     (52,745) $   (559,611) (320,617) $(3,417,401)
--------------------------------------------------------------------------------------------------

* On February 28, 1998, in conjuction with the acquisition of the Virtus Maryland Municipal Bond Fund by the Maryland Fund, shareholders of Investment Shares and Trust Shares in the Virtus Maryland Municipal Bond Fund became owners of that number of full and fractional shares of Class A and Class Y, respectively, of the Maryland Fund. See Note 5.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        Combined Notes to Financial Statements (Unaudited) (continued)


--------------------------------------------------------------------------------
North Carolina Fund
--------------------------------------------------------------------------------

                            Six Months Ended              Year Ended
                            February 28, 1999           August 31, 1998
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
------------------------------------------------------------------------------
Class A
Shares sold.............    248,756  $  2,683,517      906,792  $   9,704,553
Shares issued in
 reinvestment of
 distributions..........     30,881       333,381       32,895        351,292
Shares redeemed.........   (140,692)   (1,519,529)    (267,487)    (2,855,066)
------------------------------------------------------------------------------
Net increase............    138,945  $  1,497,369      672,200  $   7,200,779
------------------------------------------------------------------------------
Class B
Shares sold.............    249,225  $  2,687,509      411,810  $   4,390,935
Shares issued in
 reinvestment of
 distributions..........     85,752       925,793      138,795      1,480,873
Shares redeemed.........   (227,028)   (2,454,057)    (647,645)    (6,889,422)
------------------------------------------------------------------------------
Net increase
 (decrease).............    107,949  $  1,159,245      (97,040) $  (1,017,614)
------------------------------------------------------------------------------
Class Y
Shares sold.............  1,224,583  $ 13,239,136   12,832,868  $ 136,744,893
Shares issued in
 reinvestment of
 distributions..........    118,007     1,269,106        8,699         93,128
Shares redeemed......... (1,299,982)  (14,050,864) (13,727,028)  (146,322,710)
Shares issued in
 acquisition of Common
 trust funds............          0             0   24,134,747    255,143,064
------------------------------------------------------------------------------
Net increase............     42,608  $    457,378   23,249,286  $ 245,658,375
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
South Carolina Fund
--------------------------------------------------------------------------------

                            Six Months Ended              Year Ended
                            February 28, 1999           August 31, 1998
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
------------------------------------------------------------------------------
Class A
Shares sold.............     43,011  $    449,953       91,036  $     940,429
Shares issued in
 reinvestment of
 distributions..........      4,104        42,647        3,523         36,197
Shares redeemed.........    (13,063)     (137,027)     (29,261)      (298,275)
------------------------------------------------------------------------------
Net increase............     34,052  $    355,573       65,298  $     678,351
------------------------------------------------------------------------------
Class B
Shares sold.............     61,753  $    641,195       61,561  $     634,986
Shares issued in
 reinvestment of
 distributions..........      8,635        89,711       12,822        131,600
Shares redeemed.........    (38,354)     (399,114)    (109,281)    (1,123,248)
------------------------------------------------------------------------------
Net increase
 (decrease).............     32,034  $    331,792      (34,898) $    (356,662)
------------------------------------------------------------------------------
Class Y
Shares sold.............    425,904  $  4,434,595    1,713,385  $  17,556,207
Shares issued in
 reinvestment of
 distributions..........     40,345       417,251        9,773        100,030
Shares redeemed.........   (587,189)   (6,109,187)  (1,145,988)   (11,796,935)
Shares issued in
 acquisition of Common
 trust funds............          0             0    5,075,749     51,591,389
------------------------------------------------------------------------------
Net increase
 (decrease).............   (120,940) $ (1,257,341)   5,652,919  $  57,450,691
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Virginia Fund
--------------------------------------------------------------------------------

                            Six Months Ended              Year Ended
                            February 28, 1999           August 31, 1998
                         ------------------------  --------------------------
                           Shares       Amount       Shares        Amount
------------------------------------------------------------------------------
Class A
Shares sold.............    420,904  $  4,401,888      532,512  $   5,479,932
Shares issued in
 reinvestment of
 distributions..........    114,107     1,192,129       99,072      1,023,118
Shares redeemed.........   (552,640)   (5,785,997)    (918,424)    (9,485,982)
Shares issued in
 acquisition of Virtus
 Virginia Municipal Bond
 Fund...................          0             0    5,187,357     53,681,427
------------------------------------------------------------------------------
Net increase
 (decrease).............    (17,629) $   (191,980)   4,900,517  $  50,698,495
------------------------------------------------------------------------------
Class B
Shares sold.............    325,317  $  3,401,356      239,158  $   2,460,495
Shares issued in
 reinvestment of
 distributions..........     19,809       206,869       22,646        233,301
Shares redeemed.........    (76,423)     (799,708)     (73,319)      (755,073)
------------------------------------------------------------------------------
Net increase............    268,703  $  2,808,517      188,485  $   1,938,723
------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
        Combined Notes to Financial Statements (Unaudited) (continued)


--------------------------------------------------------------------------------
Virginia Fund (continued)
--------------------------------------------------------------------------------

                                 Six Months Ended            Year Ended
                                 February 28, 1999         August 31, 1998
                               ----------------------  ------------------------
                                Shares      Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class Y
 Shares sold.................  1,373,486  $14,367,335   1,691,800  $ 17,432,839
 Shares issued in
  reinvestment of
  distributions..............     71,161      740,312       6,584        67,778
 Shares redeemed.............   (573,353)  (6,001,950) (1,310,177)  (13,504,221)
 Shares issued in acquisition
  of:
  Common trust funds.........          0            0   7,286,001    74,432,035
  Virtus Virginia Municipal
   Bond Fund.................          0            0   1,839,517    19,036,310
--------------------------------------------------------------------------------
 Net increase................    871,294  $ 9,105,697   9,513,725  $ 97,464,741
--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 28, 1999:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                              -------------------------
         Florida High Income Fund.............. $118,019,040 $ 77,334,017
         Florida Fund..........................  200,314,459  215,919,507
         Georgia Fund..........................   14,308,545   11,379,083
         Maryland Fund.........................   11,384,901    6,929,372
         North Carolina Fund...................   69,953,700   71,787,642
         South Carolina Fund...................   12,387,655   14,583,410
         Virginia Fund.........................   39,231,421   32,487,426

As of August 31, 1998 the following Funds had capital loss carryforwards for federal income tax purposes as follows:

                                                           Expiration
                                   Capital Loss --------------------------------
                                   Carryforward   2001     2003      2004
                                   ---------------------------------------------
Florida High Income Fund..........  $  172,000         0 $108,000 $   64,000
Florida Fund......................   1,899,000  $810,000        0  1,089,000

Florida Fund's capital loss carryforward was created as a result of the January 26, 1998 acquisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In accordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryforward.

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                 Fee Credits % of Average
         Total                                    Received    Net Assets
         ----------------------------------------------------------------
         Florida High Income Fund............... $ 9,800        0.00%
         Florida Fund...........................  14,654        0.00%
         Georgia Fund...........................   2,451        0.01%
         Maryland Fund..........................     843        0.01%
         North Carolina Fund....................   7,067        0.00%
         South Carolina Fund....................   1,607        0.00%
         Virginia Fund..........................   4,410        0.01%

[Evergreen Logo Appears Here]

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the six months ended February 28, 1999, the Funds had no borrowings un-der these agreements.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth

Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898




www.evergreen-funds.com

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